UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts	02199-8197
(Address of principal executive offices)	(Zip code)

Natalie Wagner, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2021

Loomis Sayles International Growth Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund

Vaughan Nelson Mid Cap Fund

Vaughan Nelson Small Cap Value Fund

LOOMIS SAYLES INTERNATIONAL GROWTH FUND

Managers	Symbols

Aziz V. Hamzaogullari, CFA®	Class A	LIGGX

Loomis, Sayles & Company, L.P.	Class C	LIGCX

	Class N	LIGNX

	Class Y	LIGYX

Investment Goal

The Fund’s investment goal is long-term growth of capital.

Total Returns — June 30, 20213

			Expense Ratios[4]

	6 Months	Life of Fund	Gross	Net

Class Y (Inception 12/15/20)
NAV	5.25%	6.71%	1.35%	0.95%

Class A (Inception 12/15/20)
NAV	5.16	6.59	1.60	1.20
With 5.75% Maximum Sales Charge	-0.91	0.47

Class C (Inception 12/15/20)
NAV	4.66	6.06	2.35	1.95
With CDSC[1]	3.66	5.06

Class N (Inception 12/15/20)
NAV	5.25	6.71	1.26	0.90

Comparative Performance
MSCI ACWI ex USA Index (Net)[2]	9.16	11.77

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The MSCI ACWI ex USA Index (Net) captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 27 Emerging Markets (EM) countries. With 2,361 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS OAKMARK FUND

Managers	Symbols

William C. Nygren, CFA®	Class A NEFOX

Kevin G. Grant, CFA®	Class C NECOX

M. Colin Hudson, CFA®	Class N NOANX

Michael J. Mangan, CFA®	Class Y NEOYX

Michael A. Nicolas, CFA®

Harris Associates L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20213

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 11/18/98)
NAV	25.92%	65.19%	17.68%	13.83%	—%	0.95%	0.95%

Class A (Inception 5/6/31)
NAV	25.76	64.83	17.39	13.55	—	1.20	1.20
With 5.75% Maximum Sales Charge	18.50	55.34	16.01	12.88	—

Class C (Inception 5/1/95)
NAV	25.28	63.61	16.50	12.87	—	1.95	1.95
With CDSC[1]	24.28	62.61	16.50	12.87	—

Class N (Inception 5/1/17)
NAV	26.08	65.48	—	—	15.69	1.05	0.86

Comparative Performance
S&P 500® Index[2]	15.25	40.79	17.65	14.84	17.28

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitations, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS OAKMARK INTERNATIONAL FUND

Managers	Symbols

David G. Herro, CFA®	Class A NOIAX

Michael L. Manelli, CFA®	Class C NOICX

Harris Associates L.P.	Class N NIONX

Class Y NOIYX

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20214

					Life of Class N	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 5/1/17)
NAV[1]	13.78%	54.91%	11.96%	6.67%	—%	1.11%	0.95%

Class A (Inception 12/15/10)
NAV	13.64	54.39	11.72	6.56	—	1.36	1.20
With 5.75% Maximum Sales Charge	7.13	45.47	10.40	5.93	—

Class C (Inception 12/15/10)
NAV	13.22	53.28	10.89	5.93	—	2.11	1.95
With CDSC[2]	12.22	52.28	10.89	5.93	—

Class N (Inception 5/1/17)
NAV	13.77	54.78	—	—	5.98	1.17	0.90

Comparative Performance
MSCI World ex U.S. Index (Net)[3]	9.92	33.60	10.36	5.70	8.63

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Class Y shares (5/1/2017), performance is that of Class A shares and reflects the higher net expenses of that share class.

2	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	MSCI World ex U.S. Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Funds expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Funds expense limitations.

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NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Managers	Symbols

Large Cap Value Segment	Class A	NEFSX

Harris Associates L.P.	Class C	NECCX

All Cap Growth Segment	Class N	NESNX

Loomis, Sayles & Company, L.P.	Class Y	NESYX

Investment Goal

The Fund seeks long-term growth of capital.

Average Annual Total Returns — June 30, 20214

					Life of Class N	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 11/15/94)
NAV	18.78%	47.66%	20.17%	16.11%	—%	0.92%	0.92%

Class A (Inception 7/7/94)
NAV	18.60	47.28	19.87	15.82	—	1.17	1.17
With 5.75% Maximum Sales Charge	11.79	38.81	18.46	15.13	—

Class C (Inception 7/7/94)
NAV	18.17	46.18	18.98	15.13	—	1.92	1.92
With CDSC[1]	17.17	45.18	18.98	15.13	—

Class N (Inception 5/1/17)
NAV	18.80	47.72	—	—	19.46	1.13	0.84

Comparative Performance
S&P 500® Index[2]	15.25	40.79	17.65	14.84	17.28
Russell 1000® Index[3]	14.95	43.07	17.99	14.90	17.64

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market and is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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VAUGHAN NELSON MID CAP FUND

Managers	Symbols

Dennis G. Alff, CFA®	Class A VNVAX

Chad D. Fargason	Class C VNVCX

Chris D. Wallis, CFA®	Class N VNVNX

Vaughan Nelson Investment Management, L.P.	Class Y VNVYX

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20213

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 10/31/08)
NAV	17.36%	52.39%	11.84%	10.25%	—%	1.04%	0.95%

Class A (Inception 10/31/08)
NAV	17.24	52.07	11.56	9.97	—	1.29	1.20
With 5.75% Maximum Sales Charge	10.50	43.35	10.25	9.32	—

Class C (Inception 10/31/08)
NAV	16.80	50.93	10.73	9.32	—	2.04	1.95
With CDSC[1]	15.80	49.93	10.73	9.32	—

Class N (Inception 5/1/13)
NAV	17.38	52.47	11.93	—	10.80	0.94	0.90

Comparative Performance
Russell Midcap® Value Index[2]	19.45	53.06	11.79	11.75	11.45

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5  |

VAUGHAN NELSON SMALL CAP VALUE FUND

Managers	Symbols

Chris D. Wallis, CFA®	Class A NEFJX

Stephen Davis, CFA®	Class C NEJCX

Vaughan Nelson Investment Management, L.P.	Class N VSCNX
Class Y NEJYX

Investment Goal

The Fund seeks capital appreciation.

Average Annual Total Returns — June 30, 20213

						Life of Class N	Expense Ratios[4]
	6 Months		1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 8/31/06)
NAV	20.50%		61.31%	11.64%	11.07%	—%	1.28%	1.05%

Class A (Inception 12/31/96)
NAV	20.37		60.86	11.37	10.79	—	1.53	1.30
With 5.75% Maximum Sales Charge	13.44		51.64	10.06	10.13	—

Class C (Inception 12/31/96)
NAV	20.02	[5]	59.65	10.54	10.13	—	2.28	2.05
With CDSC[1]	19.02		58.65	10.54	10.13	—

Class N (Inception 5/1/17)
NAV	20.55		61.40	—	—	10.40	6.54	1.00

Comparative Performance
Russell 2000® Value Index[2]	26.69		73.28	13.62	10.85	10.43

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total returns may differ from the total returns reported in the financial highlights. The returns presented in the table are what an investor would have actually experienced.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2021 through June 30, 2021. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES INTERNATIONAL GROWTH FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,051.60	$6.10
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01
Class C
Actual	$1,000.00	$1,046.60	$9.90
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$9.74
Class N
Actual	$1,000.00	$1,052.50	$4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51
Class Y
Actual	$1,000.00	$1,052.50	$4.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.90% and 0.95% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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NATIXIS OAKMARK FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,257.60	$6.72
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01
Class C
Actual	$1,000.00	$1,252.80	$10.89
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$9.74
Class N
Actual	$1,000.00	$1,260.80	$4.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31
Class Y
Actual	$1,000.00	$1,259.20	$5.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.86% and 0.94% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

NATIXIS OAKMARK INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,136.40	$6.36
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01
Class C
Actual	$1,000.00	$1,132.20	$10.31
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$9.74
Class N
Actual	$1,000.00	$1,137.70	$4.77
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51
Class Y
Actual	$1,000.00	$1,137.80	$5.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.90% and 0.95% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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NATIXIS U.S. EQUITY OPPORTUNITIES FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,186.00	$6.29
Hypothetical (5% return before expenses)	$1,000.00	$1,019.04	$5.81
Class C
Actual	$1,000.00	$1,181.70	$10.33
Hypothetical (5% return before expenses)	$1,000.00	$1,015.32	$9.54
Class N
Actual	$1,000.00	$1,188.00	$4.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26
Class Y
Actual	$1,000.00	$1,187.80	$4.94
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.16%, 1.91%, 0.85% and 0.91% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

VAUGHAN NELSON MID CAP FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,172.40	$6.46
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01
Class C
Actual	$1,000.00	$1,168.00	$10.48
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$9.74
Class N
Actual	$1,000.00	$1,173.80	$4.85
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51
Class Y
Actual	$1,000.00	$1,173.60	$5.12
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.90% and 0.95% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

|  10

VAUGHAN NELSON SMALL CAP VALUE FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,203.70	$7.10
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51
Class C
Actual	$1,000.00	$1,199.00	$11.18	**
Hypothetical (5% return before expenses)	$1,000.00	$1,014.63	$10.24
Class N
Actual	$1,000.00	$1,205.50	$5.47
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01
Class Y
Actual	$1,000.00	$1,205.00	$5.74
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05%, 1.00% and 1.05% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

**

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes. Amounts expressed in the table include the effect of such adjustments.

11  |

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting. The Loomis Sayles International Growth Fund was not included in the most recent annual review as the Fund’s initial board-approved investment advisory agreement is effective until December 15, 2022.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds where available, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2021. In the case of Vaughan Nelson Mid Cap Fund and Vaughan Nelson Small Cap Value Fund, the Board approved the Agreements with an amendment that reduced each Fund’s advisory and sub-advisory fee effective July 1, 2021. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements.

|  12

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of Natixis Oakmark Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Mid Cap Fund, and Vaughan Nelson Small Cap Value Fund (the “Existing Funds”) over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2020, each Existing Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Natixis Oakmark Fund	71%	94%	71%
Natixis Oakmark International Fund	87%	97%	69%
Natixis U.S. Equity Opportunities Fund	85%	92%	77%
Vaughan Nelson Mid Cap Fund	53%	61%	84%
Vaughan Nelson Small Cap Value Fund	57%	62%	77%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance (i.e., for periods ending March 31, 2021) had improved relative to its category; (3) that effective March 31, 2021, the Fund had been assigned to a different category by the independent third-party data provider, which has resulted in significantly improved relative performance and is expected to result in more relevant performance comparisons; and (4) the Adviser’s deep value investment strategy is expected to result in cyclical underperformance from time to time, but that this style of investing is showing improved performance generally, which is expected to help the Fund’s performance. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the Covid-19 crisis.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for all of the Funds under their expense limitation agreements. They further noted that management had proposed to reduce the expense limitations for Natixis Oakmark Fund, Natixis Oakmark International Fund,

13  |

Vaughan Nelson Mid Cap Fund, and Vaughan Nelson Small Cap Value Fund on all share classes, effective as of July 1, 2021. The Trustees also noted that management had proposed to reduce the advisory fee rate for Vaughan Nelson Mid Cap Fund and Vaughan Nelson Small Cap Value Fund.

The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) that the advisory fee was only five basis points higher than the median of a peer group of funds, which management believes is appropriate given the fund’s multi-manager structure and portfolio managers; (2) that management had proposed to reduce the expense limitations of the Fund; and (3) that management had proposed to reduce the advisory fee of the Fund.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that Natixis Oakmark Fund, Natixis Oakmark International Fund and Vaughan Nelson Mid Cap Fund had breakpoints in their advisory fees and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitations for Natixis Oakmark Fund, Natixis Oakmark International Fund, Vaughan Nelson Mid Cap Fund, and Vaughan Nelson Small Cap Value Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment certain Advisers had made into their businesses.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, reflecting the reduction in the advisory fee and sub-advisory fee for Vaughan Nelson Mid Cap Fund and Vaughan Nelson Small Cap Value Fund, described above, should be continued through June 30, 2022.

|  14

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2020 and ending December 31, 2020 (including updates through June 30, 2021)

Effective December 1, 2018 (December 15, 2020, for the Loomis Sayles International Growth Fund), the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Funds’ portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). None of the Funds has established an HLIM.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

During the period January 1, 2021 through June 30, 2021, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

15  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks — 97.4% of Net Assets
	Argentina — 6.3%
1,051	MercadoLibre, Inc.(a)	$1,637,237

	Australia — 3.0%
33,026	WiseTech Global Ltd.	789,211

	Belgium — 2.2%
8,040	Anheuser-Busch InBev S.A.	579,594

	Brazil — 4.2%
313,255	Ambev S.A., ADR	1,077,597

	China — 32.9%
5,915	Alibaba Group Holding Ltd., Sponsored ADR(a)	1,341,404
4,161	Baidu, Inc., Sponsored ADR(a)	848,428
57,800	Budweiser Brewing Co. APAC Ltd., 144A	181,998
456,500	Dali Foods Group Co. Ltd., 144A	272,220
3,100	Kweichow Moutai Co. Ltd., Class A	985,053
3,595	NXP Semiconductors NV	739,563
22,000	Tencent Holdings Ltd.	1,656,434
24,101	Trip.com Group Ltd., ADR(a)	854,622
41,375	Vipshop Holdings Ltd., ADR(a)	830,810
12,201	Yum China Holdings, Inc.	808,316

		8,518,848

	Denmark — 2.7%
8,249	Novo Nordisk A/S, Class B	690,512

	France — 4.4%
2,482	EssilorLuxottica S.A.	458,508
7,379	Sodexo S.A.(a)	689,639

		1,148,147

	Germany — 3.0%
5,548	SAP SE	779,270

	Japan — 4.6%
4,100	FANUC Corp.	983,171
5,300	Unicharm Corp.	213,486

		1,196,657

	Macau — 1.2%
39,000	Galaxy Entertainment Group Ltd.(a)	311,847

	Netherlands — 4.8%
509	Adyen NV, 144A(a)	1,248,236

	Switzerland — 16.8%
5,480	CRISPR Therapeutics AG(a)	887,157
6,811	Nestle S.A., (Registered)	848,971
12,727	Novartis AG, (Registered)	1,161,040
3,830	Roche Holding AG	1,443,289

		4,340,457

	United Kingdom — 9.4%
6,459	Diageo PLC	309,570
17,805	Experian PLC	687,436
9,470	Reckitt Benckiser Group PLC	836,676
10,119	Unilever PLC	593,064

		2,426,746

	United States — 1.9%
4,321	Core Laboratories NV	168,303
10,030	Schlumberger NV	321,060

		489,363

	Total Common Stocks (Identified Cost $24,613,950)	25,233,722

	Total Investments — 97.4% (Identified Cost $24,613,950)	25,233,722
	Other assets less liabilities — 2.6%	672,106

	Net Assets — 100.0%	$25,905,828

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $1,702,454 or 6.6% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2021 (Unaudited)

Internet & Direct Marketing Retail	18.0%
Pharmaceuticals	12.8
Beverages	12.1
Interactive Media & Services	9.7
Hotels, Restaurants & Leisure	6.9
Software	6.0
IT Services	4.8
Food Products	4.3
Household Products	4.0
Machinery	3.8
Biotechnology	3.4
Semiconductors & Semiconductor Equipment	2.9
Professional Services	2.7
Personal Products	2.3
Other Investments, less than 2% each	3.7

Total Investments	97.4
Other assets less liabilities	2.6

Net Assets	100.0%

Currency Exposure Summary at June 30, 2021 (Unaudited)

United States Dollar	36.8%
Euro	16.7
Swiss Franc	13.4
Hong Kong Dollar	9.3
British Pound	7.1
Japanese Yen	4.6
Yuan Renminbi	3.8
Australian Dollar	3.0
Danish Krone	2.7

Total Investments	97.4
Other assets less liabilities	2.6

Net Assets	100.0%

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 96.0% of Net Assets
	Aerospace & Defense — 0.9%
14,500	General Dynamics Corp.	$2,729,770

	Automobiles — 2.4%
124,000	General Motors Co.(a)	7,337,080

	Banks — 7.7%
223,300	Bank of America Corp.	9,206,659
125,000	Citigroup, Inc.	8,843,750
126,745	Wells Fargo & Co.	5,740,281

		23,790,690

	Beverages — 3.7%
26,900	Constellation Brands, Inc., Class A	6,291,641
143,604	Keurig Dr Pepper, Inc.	5,060,605

		11,352,246

	Biotechnology — 1.9%
10,390	Regeneron Pharmaceuticals, Inc.(a)	5,803,231

	Capital Markets — 12.9%
86,600	Bank of New York Mellon Corp. (The)	4,436,518
119,500	Charles Schwab Corp. (The)	8,700,795
20,000	Goldman Sachs Group, Inc. (The)	7,590,600
23,400	Intercontinental Exchange, Inc.	2,777,580
59,700	KKR & Co., Inc.	3,536,628
9,085	Moody’s Corp.	3,292,131
8,555	S&P Global, Inc.	3,511,400
71,500	State Street Corp.	5,883,020

		39,728,672

	Consumer Finance — 9.5%
231,200	Ally Financial, Inc.	11,523,008
36,244	American Express Co.	5,988,596
75,405	Capital One Financial Corp.	11,664,399

		29,176,003

	Electronic Equipment, Instruments & Components — 1.6%
37,100	TE Connectivity Ltd.	5,016,291

	Entertainment — 2.4%
13,750	Netflix, Inc.(a)	7,262,887

	Health Care Providers & Services — 5.5%
55,685	CVS Health Corp.	4,646,357
30,407	HCA Healthcare, Inc.	6,286,343
13,535	Humana, Inc.	5,992,215

		16,924,915

	Hotels, Restaurants & Leisure — 3.9%
2,925	Booking Holdings, Inc.(a)	6,400,163
46,545	Hilton Worldwide Holdings, Inc.(a)	5,614,258

		12,014,421

	Industrial Conglomerates — 1.9%
434,600	General Electric Co.	5,849,716

	Insurance — 3.4%
130,895	American International Group, Inc.	6,230,602
38,620	Reinsurance Group of America, Inc.	4,402,680

		10,633,282

	Interactive Media & Services — 7.1%
4,875	Alphabet, Inc., Class A(a)	11,903,726
29,170	Facebook, Inc., Class A(a)	10,142,701

		22,046,427

	Internet & Direct Marketing Retail — 3.1%
104,611	eBay, Inc.	7,344,738
	Internet & Direct Marketing Retail — continued
180,630	Qurate Retail, Inc., Class A	2,364,447

		9,709,185

	IT Services — 9.6%
20,820	Automatic Data Processing, Inc.	4,135,269
165,400	DXC Technology Co.(a)	6,440,676
56,600	Fiserv, Inc.(a)	6,049,974
30,165	Gartner, Inc.(a)	7,305,963
5,270	MasterCard, Inc., Class A	1,924,024
15,905	Visa, Inc., Class A	3,718,907

		29,574,813

	Machinery — 1.1%
14,105	Cummins, Inc.	3,438,940

	Media — 4.8%
9,715	Charter Communications, Inc., Class A(a)	7,008,887
139,600	Comcast Corp., Class A	7,959,992

		14,968,879

	Oil, Gas & Consumable Fuels — 7.6%
248,898	APA Corp.	5,383,664
75,031	ConocoPhillips	4,569,388
47,030	Diamondback Energy, Inc.	4,415,647
110,324	EOG Resources, Inc.	9,205,434

		23,574,133

	Real Estate Management & Development — 1.0%
36,200	CBRE Group, Inc., Class A(a)	3,103,426

	Software — 1.6%
20,583	Workday, Inc., Class A(a)	4,913,985

	Tobacco — 1.4%
90,000	Altria Group, Inc.	4,291,200

	Wireless Telecommunication Services — 1.0%
21,400	T-Mobile US, Inc.(a)	3,099,362

	Total Common Stocks (Identified Cost $194,965,919)	296,339,554

Principal Amount
Short-Term Investments — 4.2%
$13,140,396	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $13,140,396 on 7/01/2021 collateralized by $11,787,600 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $13,403,257 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $13,140,396)	13,140,396

	Total Investments — 100.2% (Identified Cost $208,106,315)	309,479,950
	Other assets less liabilities — (0.2)%	(662,586)

	Net Assets — 100.0%	$308,817,364

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis Oakmark Fund – (continued)

Industry Summary at June 30, 2021 (Unaudited)

Capital Markets	12.9%
IT Services	9.6
Consumer Finance	9.5
Banks	7.7
Oil, Gas & Consumable Fuels	7.6
Interactive Media & Services	7.1
Health Care Providers & Services	5.5
Media	4.8
Hotels, Restaurants & Leisure	3.9
Beverages	3.7
Insurance	3.4
Internet & Direct Marketing Retail	3.1
Automobiles	2.4
Entertainment	2.4
Other Investments, less than 2% each	12.4
Short-Term Investments	4.2

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 95.6% of Net Assets
	Australia — 2.5%
3,784,550	AMP Ltd.	$3,193,197
538,400	Brambles Ltd.	4,620,523
657,768	Orica Ltd.	6,541,703

		14,355,423

	Belgium — 1.2%
94,500	Anheuser-Busch InBev S.A.	6,812,392

	Canada — 3.3%
771,767	Cenovus Energy, Inc.	7,383,960
152,800	Open Text Corp.	7,759,568
55,799	Restaurant Brands International, Inc.	3,595,687

		18,739,215

	China — 1.9%
23,000	Alibaba Group Holding Ltd., Sponsored ADR(a)	5,215,940
184,300	Alibaba Group Holding Ltd.(a)	5,225,610

		10,441,550

	Finland — 0.8%
113,100	UPM-Kymmene OYJ	4,281,727

	France — 11.1%
318,205	Accor S.A.(a)	11,902,015
311,991	BNP Paribas S.A.(b)	19,580,440
32,400	Capgemini SE	6,230,954
76,180	Danone S.A.	5,359,636
12,020	Danone S.A.	847,424
16,945	EssilorLuxottica S.A.	3,130,304
125,468	Publicis Groupe S.A.	8,029,323
235,312	Valeo S.A.	7,097,832

		62,177,928

	Germany — 24.7%
75,910	Allianz SE, (Registered)	18,943,854
345,130	Bayer AG, (Registered)	20,982,244
700	Bayer AG, (Registered)	42,626
196,200	Bayerische Motoren Werke AG	20,800,244
119,959	Continental AG(a)	17,648,509
226,114	Daimler AG, (Registered)	20,205,229
157,700	Fresenius Medical Care AG & Co. KGaA	13,104,270
69,100	Fresenius SE & Co. KGaA	3,606,320
44,400	Henkel AG & Co. KGaA	4,088,762
74,200	SAP SE	10,422,108
859,100	thyssenkrupp AG(a)	8,972,965

		138,817,131

	India — 1.4%
763,475	Axis Bank Ltd.(a)	7,705,883

	Indonesia — 0.5%
7,491,300	Bank Mandiri Persero Tbk PT	3,054,174

	Ireland — 1.2%
59,963	Ryanair Holdings PLC, Sponsored ADR(a)	6,488,596
24,200	Ryanair Holdings PLC(a)	458,774

		6,947,370

	Italy — 3.9%
7,858,800	Intesa Sanpaolo SpA	21,740,082

	Japan — 2.1%
145,200	Komatsu Ltd.	3,597,120
93,600	Toyota Motor Corp.	8,181,954

		11,779,074

	Korea — 1.4%
19,850	NAVER Corp.	7,365,708
	Korea — continued
4,100	Samsung Electronics Co. Ltd.	293,503

		7,659,211

	Mexico — 1.6%
621,800	Grupo Televisa SAB, Sponsored ADR	8,879,304

	Netherlands — 1.8%
127,844	EXOR NV	10,259,915

	South Africa — 2.6%
69,335	Naspers Ltd., N Shares	14,619,068

	Spain — 1.3%
102,630	Amadeus IT Group S.A.(a)	7,235,067

	Sweden — 3.6%
356,955	H & M Hennes & Mauritz AB, B Shares(a)	8,477,473
239,200	SKF AB, B Shares	6,096,771
231,300	Volvo AB, B Shares	5,574,197

		20,148,441

	Switzerland — 12.2%
37,800	Cie Financiere Richemont S.A., (Registered)	4,582,440
1,683,434	Credit Suisse Group AG, (Registered)(b)	17,622,061
4,385,780	Glencore PLC(b)	18,824,159
123,921	Holcim Ltd., (Registered)	7,448,653
96,000	Novartis AG, (Registered)	8,757,748
20,000	Roche Holding AG	7,536,757
11,699	Swatch Group AG (The)	4,017,608

		68,789,426

	United Kingdom — 16.5%
60,000	Bunzl PLC	1,984,875
971,300	CNH Industrial NV	16,111,606
219,000	Compass Group PLC(a)	4,613,872
408,832	Liberty Global PLC, Class A(a)	11,103,877
35,630,700	Lloyds Banking Group PLC	23,047,931
3,170,400	NatWest Group PLC	8,922,383
371,200	Prudential PLC	7,062,365
2,103,500	Rolls-Royce Holdings PLC(a)	2,879,725
140,189	Schroders PLC	6,817,919
140,900	Smiths Group PLC	3,103,158
534,200	WPP PLC	7,221,239

		92,868,950

	Total Common Stocks (Identified Cost $460,808,236)	537,311,331

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 0.3%
Convertible Bonds — 0.3%
	Switzerland — 0.3%
800,000	Credit Suisse Group Guernsey VII Ltd., Series AR, 3.000%, 11/12/2021, 144A, (CHF)	967,090
610,000	Credit Suisse Group Guernsey VII Ltd., Series BR, 3.000%, 11/12/2021, 144A, (CHF)	738,461

	Total Bonds and Notes (Identified Cost $1,547,687)	1,705,551

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis Oakmark International Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 3.6%
20,278,547	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $20,278,547 on 7/01/2021 collateralized by $1,723,500 U.S. Treasury Bond, 4.375% due 2/15/2038 valued at $2,364,966; $16,111,000 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $18,319,241 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $20,278,547)	$20,278,547

	Total Investments — 99.5% (Identified Cost $482,634,470)	559,295,429
	Other assets less liabilities — 0.5%	2,836,986

	Net Assets — 100.0%	$562,132,415

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $1,705,551 or 0.3% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
CHF	Swiss Franc

At June 30, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	12/15/2021	CHF	$5,999,000	$6,703,834	$6,513,908	$189,926

Industry Summary at June 30, 2021 (Unaudited)

Banks	15.0%
Automobiles	8.8
Pharmaceuticals	6.6
Machinery	5.6
Metals & Mining	5.0
Insurance	4.7
Internet & Direct Marketing Retail	4.5
Auto Components	4.4
Capital Markets	4.3
Media	4.3
Hotels, Restaurants & Leisure	3.5
Software	3.3
Health Care Providers & Services	3.0
IT Services	2.4
Diversified Financial Services	2.4
Textiles, Apparel & Luxury Goods	2.1
Diversified Telecommunication Services	2.0
Other Investments, less than 2% each	14.0
Short-Term Investments	3.6

Total Investments	99.5
Other assets less liabilities (including forward foreign currency contracts)	0.5

Net Assets	100.0%

Currency Exposure Summary at June 30, 2021 (Unaudited)

Euro	47.8%
British Pound	15.0
United States Dollar	9.8
Swiss Franc	9.1
Swedish Krona	3.6
Canadian Dollar	2.7
South African Rand	2.6
Australian Dollar	2.5
Japanese Yen	2.1
Other, less than 2% each	4.3

Total Investments	99.5
Other assets less liabilities (including forward foreign currency contracts)	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 99.1% of Net Assets
	Aerospace & Defense — 2.1%
90,956	Boeing Co. (The)(a)	$21,789,419

	Air Freight & Logistics — 1.0%
86,218	Expeditors International of Washington, Inc.	10,915,199

	Automobiles — 1.9%
340,600	General Motors Co.(a)	20,153,302

	Banks — 6.2%
692,160	Bank of America Corp.	28,537,757
340,605	Citigroup, Inc.	24,097,803
290,900	Wells Fargo & Co.	13,174,861

		65,810,421

	Beverages — 4.3%
66,391	Constellation Brands, Inc., Class A	15,528,191
285,400	Keurig Dr Pepper, Inc.	10,057,496
221,045	Monster Beverage Corp.(a)	20,192,461

		45,778,148

	Biotechnology — 5.0%
72,279	Alnylam Pharmaceuticals, Inc.(a)	12,252,736
55,058	BioMarin Pharmaceutical, Inc.(a)	4,594,040
64,687	CRISPR Therapeutics AG(a)	10,472,178
46,572	Regeneron Pharmaceuticals, Inc.(a)	26,012,325

		53,331,279

	Capital Markets — 7.7%
372,045	Charles Schwab Corp. (The)	27,088,596
19,233	FactSet Research Systems, Inc.	6,454,787
40,200	Moody’s Corp.	14,567,274
16,272	MSCI, Inc.	8,674,278
119,518	SEI Investments Co.	7,406,531
204,600	State Street Corp.	16,834,488

		81,025,954

	Communications Equipment — 0.7%
138,009	Cisco Systems, Inc.	7,314,477

	Consumer Finance — 4.5%
87,100	American Express Co.	14,391,533
213,285	Capital One Financial Corp.	32,993,057

		47,384,590

	Electronic Equipment, Instruments & Components — 1.1%
89,400	TE Connectivity Ltd.	12,087,774

	Energy Equipment & Services — 0.8%
264,618	Schlumberger NV	8,470,422

	Entertainment — 3.2%
31,815	Netflix, Inc.(a)	16,805,001
99,106	Walt Disney Co. (The)(a)	17,419,862

		34,224,863

	Health Care Equipment & Supplies — 0.5%
6,127	Intuitive Surgical, Inc.(a)	5,634,634

	Health Care Providers & Services — 3.8%
144,100	CVS Health Corp.	12,023,704
73,100	HCA Healthcare, Inc.	15,112,694
29,220	Humana, Inc.	12,936,278

		40,072,676

	Health Care Technology — 0.5%
61,806	Cerner Corp.	4,830,757

	Hotels, Restaurants & Leisure — 5.4%
8,665	Booking Holdings, Inc.(a)	18,959,800
105,400	Hilton Worldwide Holdings, Inc.(a)	12,713,348
117,751	Starbucks Corp.	13,165,739
	Hotels, Restaurants & Leisure — continued
117,078	Yum China Holdings, Inc.	7,756,418
42,181	Yum! Brands, Inc.	4,852,080

		57,447,385

	Household Products — 0.4%
58,003	Colgate-Palmolive Co.	4,718,544

	Industrial Conglomerates — 1.6%
1,236,750	General Electric Co.	16,646,655

	Insurance — 2.8%
403,355	American International Group, Inc.	19,199,698
92,600	Reinsurance Group of America, Inc.	10,556,400

		29,756,098

	Interactive Media & Services — 10.8%
18,653	Alphabet, Inc., Class A(a)	45,546,709
5,967	Alphabet, Inc., Class C(a)	14,955,212
155,602	Facebook, Inc., Class A(a)	54,104,371

		114,606,292

	Internet & Direct Marketing Retail — 5.4%
92,379	Alibaba Group Holding Ltd., Sponsored ADR(a)	20,949,710
10,500	Amazon.com, Inc.(a)	36,121,680

		57,071,390

	IT Services — 4.6%
17,585	Automatic Data Processing, Inc.	3,492,733
384,300	DXC Technology Co.(a)	14,964,642
93,000	Fiserv, Inc.(a)	9,940,770
87,745	Visa, Inc., Class A	20,516,536

		48,914,681

	Life Sciences Tools & Services — 1.3%
29,097	Illumina, Inc.(a)	13,768,991

	Machinery — 1.2%
35,511	Deere & Co.	12,525,085

	Media — 3.1%
19,350	Charter Communications, Inc., Class A(a)	13,960,057
326,080	Comcast Corp., Class A	18,593,082

		32,553,139

	Oil, Gas & Consumable Fuels — 3.3%
690,541	APA Corp.	14,936,402
238,738	EOG Resources, Inc.	19,920,298

		34,856,700

	Pharmaceuticals — 2.8%
151,883	Novartis AG, Sponsored ADR	13,857,805
49,958	Novo Nordisk A/S, Sponsored ADR	4,184,982
255,994	Roche Holding AG, Sponsored ADR	12,029,158

		30,071,945

	Semiconductors & Semiconductor Equipment — 4.2%
42,407	NVIDIA Corp.	33,929,841
74,791	QUALCOMM, Inc.	10,689,877

		44,619,718

	Software — 8.0%
81,150	Autodesk, Inc.(a)	23,687,685
51,477	Microsoft Corp.	13,945,119
260,013	Oracle Corp.	20,239,412
55,993	salesforce.com, Inc.(a)	13,677,410
54,257	Workday, Inc., Class A(a)	12,953,316

		84,502,942

	Textiles, Apparel & Luxury Goods — 0.9%
437,498	Under Armour, Inc., Class A(a)	9,253,083

	Total Common Stocks (Identified Cost $612,778,268)	1,050,136,563

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.1%
$11,145,029	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $11,145,029 on 7/01/2021 collateralized by $2,311,100 U.S. Treasury Bond, 4.250% due 5/15/2039 valued at $3,151,222; $7,226,300 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $8,216,767 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $11,145,029)	$11,145,029

	Total Investments — 100.2% (Identified Cost $623,923,297)	1,061,281,592
	Other assets less liabilities — (0.2)%	(1,777,110)

	Net Assets — 100.0%	$1,059,504,482

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2021 (Unaudited)

Interactive Media & Services	10.8%
Software	8.0
Capital Markets	7.7
Banks	6.2
Hotels, Restaurants & Leisure	5.4
Internet & Direct Marketing Retail	5.4
Biotechnology	5.0
IT Services	4.6
Consumer Finance	4.5
Beverages	4.3
Semiconductors & Semiconductor Equipment	4.2
Health Care Providers & Services	3.8
Oil, Gas & Consumable Fuels	3.3
Entertainment	3.2
Media	3.1
Pharmaceuticals	2.8
Insurance	2.8
Aerospace & Defense	2.1
Other Investments, less than 2% each	11.9
Short-Term Investments	1.1

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 97.7% of Net Assets
	Banks — 5.2%
123,275	Bank of N.T. Butterfield & Son Ltd. (The)	$4,370,098
416,866	Huntington Bancshares, Inc.	5,948,678
150,930	PacWest Bancorp	6,212,279

		16,531,055

	Beverages — 1.0%
13,130	Constellation Brands, Inc., Class A	3,070,976

	Building Products — 0.7%
16,820	Allegion PLC	2,343,026

	Capital Markets — 5.6%
53,365	Ares Management Corp., Class A	3,393,480
237,265	Brightsphere Investment Group, Inc.	5,559,119
19,520	Nasdaq, Inc.	3,431,616
41,300	Raymond James Financial, Inc.	5,364,870

		17,749,085

	Chemicals — 4.1%
151,840	Axalta Coating Systems Ltd.(a)	4,629,601
57,610	FMC Corp.	6,233,402
20,510	LyondellBasell Industries NV, Class A	2,109,864

		12,972,867

	Communications Equipment — 3.0%
43,840	Motorola Solutions, Inc.	9,506,704

	Construction & Engineering — 1.9%
218,615	WillScot Mobile Mini Holdings Corp.(a)	6,092,800

	Consumer Finance — 2.1%
135,970	Synchrony Financial	6,597,264

	Containers & Packaging — 3.1%
17,930	Avery Dennison Corp.	3,769,603
58,320	Crown Holdings, Inc.	5,960,887

		9,730,490

	Diversified Consumer Services — 1.5%
52,370	Grand Canyon Education, Inc.(a)	4,711,729

	Electric Utilities — 1.4%
28,210	Alliant Energy Corp.	1,572,990
49,950	Evergy, Inc.	3,018,478

		4,591,468

	Electrical Equipment — 6.0%
43,045	AMETEK, Inc.	5,746,507
37,095	Hubbell, Inc.	6,930,830
201,315	nVent Electric PLC	6,289,081

		18,966,418

	Electronic Equipment, Instruments & Components — 1.5%
8,925	CDW Corp.	1,558,751
21,385	Keysight Technologies, Inc.(a)	3,302,058

		4,860,809

	Food & Staples Retailing — 0.7%
48,640	Performance Food Group Co.(a)	2,358,554

	Health Care Equipment & Supplies — 2.3%
7,575	Cooper Cos., Inc. (The)	3,001,745
65,505	Hologic, Inc.(a)	4,370,494

		7,372,239

	Health Care Providers & Services — 1.6%
409,500	Aveanna Healthcare Holdings, Inc.(a)	5,065,515

	Hotels, Restaurants & Leisure — 2.4%
206,355	Aramark	7,686,724

	Independent Power & Renewable Electricity Producers — 1.7%
298,050	Vistra Corp.	5,528,828

	Insurance — 5.1%
17,335	Allstate Corp. (The)	2,261,177
19,835	Arthur J. Gallagher & Co.	2,778,487
93,505	Athene Holding Ltd., Class A(a)	6,311,588
41,855	Reinsurance Group of America, Inc.	4,771,470

		16,122,722

	IT Services — 5.2%
90,660	Alliance Data Systems Corp.	9,445,865
12,220	Global Payments, Inc.	2,291,739
53,760	MAXIMUS, Inc.	4,729,267

		16,466,871

	Life Sciences Tools & Services — 6.0%
16,660	Agilent Technologies, Inc.	2,462,515
135,850	Avantor, Inc.(a)	4,824,033
17,147	IQVIA Holdings, Inc.(a)	4,155,061
317,640	Sotera Health Co.(a)	7,696,417

		19,138,026

	Machinery — 7.7%
70,265	Crane Co.	6,490,378
55,385	Oshkosh Corp.	6,903,187
56,100	Otis Worldwide Corp.	4,587,297
81,375	Timken Co. (The)	6,558,011

		24,538,873

	Media — 2.5%
53,165	Nexstar Media Group, Inc., Class A	7,862,040

	Metals & Mining — 3.1%
515,280	Constellium SE(a)	9,764,556

	Multi-Utilities — 0.9%
23,210	Ameren Corp.	1,857,729
19,040	CMS Energy Corp.	1,124,883

		2,982,612

	Oil, Gas & Consumable Fuels — 5.5%
98,870	Diamondback Energy, Inc.	9,282,904
49,315	Pioneer Natural Resources Co.	8,014,674

		17,297,578

	Pharmaceuticals — 4.1%
376,410	Elanco Animal Health, Inc.(a)	13,057,663

	Professional Services — 2.0%
25,075	CACI International, Inc., Class A(a)	6,397,134

	REITs – Diversified — 0.8%
242,025	New Residential Investment Corp.	2,563,045

	Semiconductors & Semiconductor Equipment — 2.0%
14,795	Analog Devices, Inc.	2,547,107
10,670	CMC Materials, Inc.	1,608,396
16,740	Entegris, Inc.	2,058,518

		6,214,021

	Software — 2.0%
384,705	SolarWinds Corp.(a)	6,497,667

	Specialty Retail — 1.7%
193,065	Leslie’s, Inc.(a)	5,307,357

	Textiles, Apparel & Luxury Goods — 3.3%
207,070	Skechers U.S.A., Inc., Class A(a)	10,318,298

	Total Common Stocks (Identified Cost $240,222,270)	310,265,014

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Vaughan Nelson Mid Cap Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.1%
$6,696,592	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $6,696,592 on 7/01/2021 collateralized by $6,007,200 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $6,830,572 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,696,592)	$6,696,592

	Total Investments — 99.8% (Identified Cost $246,918,862)	316,961,606
	Other assets less liabilities — 0.2%	492,764

	Net Assets — 100.0%	$317,454,370

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2021 (Unaudited)

Machinery	7.7%
Life Sciences Tools & Services	6.0
Electrical Equipment	6.0
Capital Markets	5.6
Oil, Gas & Consumable Fuels	5.5
Banks	5.2
IT Services	5.2
Insurance	5.1
Pharmaceuticals	4.1
Chemicals	4.1
Textiles, Apparel & Luxury Goods	3.3
Metals & Mining	3.1
Containers & Packaging	3.1
Communications Equipment	3.0
Media	2.5
Hotels, Restaurants & Leisure	2.4
Health Care Equipment & Supplies	2.3
Consumer Finance	2.1
Software	2.0
Professional Services	2.0
Semiconductors & Semiconductor Equipment	2.0
Other Investments, less than 2% each	15.4
Short-Term Investments	2.1

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
	Airlines — 0.8%
36,075	Spirit Airlines, Inc.(a)	$1,098,123

	Banks — 5.9%
75,880	BancorpSouth Bank	2,149,680
48,615	BankUnited, Inc.	2,075,374
115,120	Old National Bancorp	2,027,263
52,185	PacWest Bancorp	2,147,935

		8,400,252

	Biotechnology — 0.6%
14,633	Emergent BioSolutions, Inc.(a)	921,733

	Building Products — 1.6%
17,160	Builders FirstSource, Inc.(a)	732,046
21,210	Gibraltar Industries, Inc.(a)	1,618,535

		2,350,581

	Capital Markets — 3.9%
22,970	LPL Financial Holdings, Inc.	3,100,491
44,705	Moelis & Co., Class A	2,543,267

		5,643,758

	Chemicals — 8.7%
58,505	Axalta Coating Systems Ltd.(a)	1,783,818
94,690	Chemours Co. (The)	3,295,212
210,730	Element Solutions, Inc.	4,926,867
22,950	FMC Corp.	2,483,190

		12,489,087

	Commercial Services & Supplies — 2.5%
36,365	Ritchie Bros. Auctioneers, Inc.	2,155,717
5,840	UniFirst Corp.	1,370,298

		3,526,015

	Electronic Equipment, Instruments & Components — 9.2%
40,985	Fabrinet(a)	3,929,232
29,580	II-VI, Inc.(a)	2,147,212
50,970	Insight Enterprises, Inc.(a)	5,097,510
35,475	Jabil, Inc.	2,061,807

		13,235,761

	Energy Equipment & Services — 1.4%
24,280	ChampionX Corp.(a)	622,782
154,360	TechnipFMC PLC(a)	1,396,958

		2,019,740

	Food & Staples Retailing — 1.7%
49,895	Performance Food Group Co.(a)	2,419,409

	Food Products — 1.3%
68,260	Nomad Foods Ltd.(a)	1,929,710

	Gas Utilities — 2.2%
24,415	Southwest Gas Holdings, Inc.	1,616,029
21,950	Spire, Inc.	1,586,326

		3,202,355

	Health Care Equipment & Supplies — 0.8%
16,530	Hologic, Inc.(a)	1,102,882

	Health Care Providers & Services — 1.0%
5,700	Molina Healthcare, Inc.(a)	1,442,442

	Hotels, Restaurants & Leisure — 5.5%
79,345	Everi Holdings, Inc.(a)	1,978,864
118,414	International Game Technology PLC(a)	2,837,199
38,695	Scientific Games Corp., Class A(a)	2,996,541

		7,812,604

	Household Durables — 0.8%
9,385	Installed Building Products, Inc.	1,148,349

	Insurance — 4.3%
29,860	Brown & Brown, Inc.	1,586,760
25,385	First American Financial Corp.	1,582,755
24,590	Selective Insurance Group, Inc.	1,995,479
65,240	Trean Insurance Group, Inc.(a)	983,819

		6,148,813

	IT Services — 4.9%
58,995	DXC Technology Co.(a)	2,297,265
26,475	ExlService Holdings, Inc.(a)	2,813,234
92,930	Switch, Inc., Class A	1,961,752

		7,072,251

	Life Sciences Tools & Services — 4.3%
70,925	Avantor, Inc.(a)	2,518,547
39,990	Syneos Health, Inc.(a)	3,578,705

		6,097,252

	Machinery — 5.6%
13,925	Alamo Group, Inc.	2,126,069
74,920	Federal Signal Corp.	3,014,032
35,330	SPX Corp.(a)	2,157,956
24,220	Trinity Industries, Inc.	651,276

		7,949,333

	Media — 3.3%
75,715	Sinclair Broadcast Group, Inc., Class A	2,515,252
121,380	TEGNA, Inc.	2,277,089

		4,792,341

	Metals & Mining — 0.7%
27,755	Arconic Corp.(a)	988,633

	Oil, Gas & Consumable Fuels — 3.6%
91,475	Comstock Resources, Inc.(a)	610,138
84,840	Ovintiv, Inc.	2,669,915
19,475	PDC Energy, Inc.	891,760
181,060	Southwestern Energy Co.(a)	1,026,610

		5,198,423

	Personal Products — 1.6%
241,650	Coty, Inc., Class A(a)	2,257,011

	Professional Services — 5.0%
30,520	ASGN, Inc.(a)	2,958,303
9,385	CACI International, Inc., Class A(a)	2,394,301
13,175	FTI Consulting, Inc.(a)	1,799,837

		7,152,441

	REITs – Hotels — 2.5%
283,830	Sunstone Hotel Investors, Inc.(a)	3,525,169

	Road & Rail — 1.1%
7,750	Saia, Inc.(a)	1,623,547

	Semiconductors & Semiconductor Equipment — 5.6%
14,545	CMC Materials, Inc.	2,192,513
14,030	MKS Instruments, Inc.	2,496,638
111,755	Tower Semiconductor Ltd.(a)	3,288,950

		7,978,101

	Specialty Retail — 1.3%
11,900	Group 1 Automotive, Inc.	1,837,717

	Textiles, Apparel & Luxury Goods — 2.6%
65,945	Capri Holdings Ltd.(a)	3,771,395

	Trading Companies & Distributors — 4.4%
18,070	GATX Corp.	1,598,653
42,595	Rush Enterprises, Inc., Class A	1,841,808

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Trading Companies & Distributors — continued
115,640	Univar Solutions, Inc.(a)	$2,819,303

		6,259,764

	Total Common Stocks (Identified Cost $117,451,048)	141,394,992

Principal Amount
Short-Term Investments — 2.8%
$4,001,172	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $4,001,172 on 7/01/2021 collateralized by $3,589,300 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $4,081,264 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,001,172)	4,001,172

	Total Investments — 101.5% (Identified Cost $121,452,220)	145,396,164
	Other assets less liabilities — (1.5)%	(2,149,392)

	Net Assets — 100.0%	$143,246,772

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2021 (Unaudited)

Electronic Equipment, Instruments & Components	9.2%
Chemicals	8.7
Banks	5.9
Semiconductors & Semiconductor Equipment	5.6
Machinery	5.6
Hotels, Restaurants & Leisure	5.5
Professional Services	5.0
IT Services	4.9
Trading Companies & Distributors	4.4
Insurance	4.3
Life Sciences Tools & Services	4.3
Capital Markets	3.9
Oil, Gas & Consumable Fuels	3.6
Media	3.3
Textiles, Apparel & Luxury Goods	2.6
Commercial Services & Supplies	2.5
REITs – Hotels	2.5
Gas Utilities	2.2
Other Investments, less than 2% each	14.7
Short-Term Investments	2.8

Total Investments	101.5
Other assets less liabilities	(1.5)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	International Growth Fund		Natixis Oakmark Fund		Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
ASSETS
Investments at cost	$24,613,950		$208,106,315		$482,634,470	$623,923,297
Net unrealized appreciation	619,772		101,373,635		76,660,959	437,358,295

Investments at value	25,233,722		309,479,950		559,295,429	1,061,281,592
Cash	622,725		—		—	—
Foreign currency at value (identified cost $48,895, $0, $191,800 and $0, respectively)	48,913		—		190,793	—
Receivable for Fund shares sold	272		233,256		478,840	231,513
Receivable for securities sold	—		—		494,014	—
Dividends receivable	17,162		159,553		712,998	295,371
Unrealized appreciation on forward foreign currency contracts (Note 2)	—		—		189,926	—
Tax reclaims receivable	25,984		36,194		2,969,932	480,095
Prepaid expenses (Note 9)	4		43		77	150

TOTAL ASSETS	25,948,782		309,908,996		564,332,009	1,062,288,721

LIABILITIES
Payable for securities purchased	—		—		1,068,553	—
Payable for Fund shares redeemed	—		115,816		144,125	1,398,870
Foreign taxes payable (Note 2)	—		—		419,885	—
Management fees payable (Note 6)	5,142		172,629		289,235	653,891
Deferred Trustees’ fees (Note 6)	1,740		725,605		136,012	570,770
Administrative fees payable (Note 6)	920		10,807		20,172	37,095
Payable to distributor (Note 6d)	—		987		9,752	4,110
Audit and tax services fees payable	22,498		22,113		23,749	22,316
Other accounts payable and accrued expenses	12,654		43,675		88,111	97,187

TOTAL LIABILITIES	42,954		1,091,632		2,199,594	2,784,239

NET ASSETS	$25,905,828		$308,817,364		$562,132,415	$1,059,504,482

NET ASSETS CONSIST OF:
Paid-in capital	$24,876,315		$197,084,487		$612,525,946	$580,446,312
Accumulated earnings (loss)	1,029,513		111,732,877		(50,393,531)	479,058,170

NET ASSETS	$25,905,828		$308,817,364		$562,132,415	$1,059,504,482

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A Shares:
Net assets	$100,514		$211,845,136		$151,985,530	$732,758,328

Shares of beneficial interest	9,441		7,280,498		9,460,100	16,414,865

Net asset value and redemption price per share	$10.65		$29.10		$16.07	$44.64

Offering price per share (100/94.25 of net asset value) (Note 1)	$11.30		$30.88		$17.05	$47.36

Class C Shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$42,134		$41,303,079		$85,990,217	$62,185,813

Shares of beneficial interest	3,973		1,725,260		5,486,986	2,568,539

Net asset value and offering price per share	$10.60	*	$23.94		$15.67	$24.21

Class N shares:
Net assets	$25,541,268		$10,143		$309,279	$204,616

Shares of beneficial interest	2,395,482		326		19,301	3,709

Net asset value, offering and redemption price per share	$10.66		$31.09	*	$16.02	$55.17

Class Y shares:
Net assets	$221,912		$55,659,006		$323,847,389	$264,355,725

Shares of beneficial interest	20,817		1,795,232		20,233,271	4,803,046

Net asset value, offering and redemption price per share	$10.66		$31.00		$16.01	$55.04

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

27  |

Statements of Assets and Liabilities (continued)

June 30, 2021 (Unaudited)

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Value Fund
ASSETS
Investments at cost	$246,918,862	$121,452,220
Net unrealized appreciation	70,042,744	23,943,944

Investments at value	316,961,606	145,396,164
Cash	6,097	—
Receivable for Fund shares sold	109,318	18,480
Receivable for securities sold	1,618,621	2,593,156
Dividends receivable	184,761	52,723
Prepaid expenses (Note 9)	45	21

TOTAL ASSETS	318,880,448	148,060,544

LIABILITIES
Payable for securities purchased	857,302	4,300,139
Payable for Fund shares redeemed	88,138	111,971
Management fees payable (Note 6)	195,932	95,725
Deferred Trustees’ fees (Note 6)	210,917	249,670
Administrative fees payable (Note 6)	11,186	5,080
Payable to distributor (Note 6d)	2,817	715
Audit and tax services fees payable	22,862	22,120
Other accounts payable and accrued expenses	36,924	28,352

TOTAL LIABILITIES	1,426,078	4,813,772

NET ASSETS	$317,454,370	$143,246,772

NET ASSETS CONSIST OF:
Paid-in capital	$222,883,508	$101,495,197
Accumulated earnings	94,570,862	41,751,575

NET ASSETS	$317,454,370	$143,246,772

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$35,955,995	$78,011,860

Shares of beneficial interest	1,424,181	3,883,286

Net asset value and redemption price per share	$25.25	$20.09

Offering price per share (100/94.25 of net asset value) (Note 1)	$26.79	$21.32

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$13,612,350	$937,261

Shares of beneficial interest	585,666	93,680

Net asset value and offering price per share	$23.24	$10.00

Class N shares:
Net assets	$22,408,024	$1,244,702

Shares of beneficial interest	874,974	58,939

Net asset value, offering and redemption price per share	$25.61	$21.12

Class Y shares:
Net assets	$245,478,001	$63,052,949

Shares of beneficial interest	9,572,591	2,988,229

Net asset value, offering and redemption price per share	$25.64	$21.10

See accompanying notes to financial statements.

|  28

Statements of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$214,908	$1,618,273	$8,223,027	$4,702,493
Interest	—	—	18,155	—
Less net foreign taxes withheld	(23,097)	—	(965,881)	(129,546)

	191,811	1,618,273	7,275,301	4,572,947

Expenses
Management fees (Note 6)	88,924	956,455	2,073,305	3,742,472
Service and distribution fees (Note 6)	178	435,864	646,495	1,173,387
Administrative fees (Note 6)	5,068	59,661	113,969	214,400
Trustees’ fees and expenses (Note 6)	7,579	79,166	28,547	77,762
Transfer agent fees and expenses (Notes 6 and 8)	2,494	105,744	427,753	323,660
Audit and tax services fees	20,974	20,385	28,726	21,282
Custodian fees and expenses (Note 7)	8,515	4,047	103,971	28,682
Legal fees (Note 9)	480	4,799	9,678	18,286
Registration fees	33,328	60,408	58,634	71,274
Shareholder reporting expenses	6,162	10,620	54,634	25,201
Miscellaneous expenses (Notes 7 and 9)	17,134	18,299	42,466	29,871

Total expenses	190,836	1,755,448	3,588,178	5,726,277
Less waiver and/or expense reimbursement (Notes 6 and 7)	(83,897)	(893)	(408,739)	(886)

Net expenses	106,939	1,754,555	3,179,439	5,725,391

Net investment income (loss)	84,872	(136,282)	4,095,862	(1,152,444)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	325,374	17,710,873	18,007,877	46,915,042
Forward foreign currency contracts (Note 2d)	—	—	146,847	—
Foreign currency transactions (Note 2c)	(44)	—	(7,417)	—
Net change in unrealized appreciation (depreciation) on:
Investments	431,237	44,640,134	43,796,573	125,388,626
Forward foreign currency contracts (Note 2d)	—	—	199,045	—
Foreign currency translations (Note 2c)	(125)	—	(117,145)	—

Net realized and unrealized gain on investments, forward foreign currency contracts and foreign currency transactions	756,442	62,351,007	62,025,780	172,303,668

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$841,314	$62,214,725	$66,121,642	$171,151,224

See accompanying notes to financial statements.

29  |

Statements of Operations (continued)

For the Six Months Ended June 30, 2021 (Unaudited)

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Value Fund
INVESTMENT INCOME
Dividends	$1,960,709	$726,389
Non-cash dividends (Note 2b)	—	345,009 (a)
Less net foreign taxes withheld	—	(2,843)

	1,960,709	1,068,555

Expenses
Management fees (Note 6)	1,230,652	589,754
Service and distribution fees (Note 6)	112,565	95,042
Administrative fees (Note 6)	65,779	28,020
Trustees’ fees and expenses (Note 6)	31,525	33,421
Transfer agent fees and expenses (Notes 6 and 8)	139,902	66,150
Audit and tax services fees	20,824	20,386
Custodian fees and expenses (Note 7)	6,813	4,983
Legal fees (Note 9)	5,445	2,207
Registration fees	38,006	52,441
Shareholder reporting expenses	16,583	6,377
Miscellaneous expenses (Notes 7 and 9)	19,414	16,813

Total expenses	1,687,508	915,594
Less waiver and/or expense reimbursement (Notes 6 and 7)	(116,990)	(132,720)

Net expenses	1,570,518	782,874

Net investment income	390,191	285,681

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	29,499,125	22,883,786
Net change in unrealized appreciation (depreciation) on:
Investments	19,147,463	200,790

Net realized and unrealized gain on investments	48,646,588	23,084,576

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,036,779	$23,370,257

(a)	Represents a non-recurring stock dividend.

See accompanying notes to financial statements.

|  30

Statements of Changes in Net Assets

	International Growth Fund		Natixis Oakmark Fund
	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(a)	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$84,872	$9,420	$(136,282)	$1,003,906
Net realized gain on investments and foreign currency transactions	325,330	8,123	17,710,873	14,582,175
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	431,112	188,539	44,640,134	5,121,754

Net increase in net assets resulting from operations	841,314	206,082	62,214,725	20,707,835

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(17)	(1)	(514,176)	(14,572,150)
Class C	(9)	— (b)	(124,073)	(3,470,297)
Class N	(5,372)	(12,450)	(63)	(30,687)
Class Y	(40)	(9)	(120,881)	(3,143,507)

Total distributions	(5,438)	(12,460)	(759,193)	(21,216,641)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	9,850,120	15,026,210	2,759,889	(38,326,966)

Net increase (decrease) in net assets	10,685,996	15,219,832	64,215,421	(38,835,772)
NET ASSETS
Beginning of the period	15,219,832	—	244,601,943	283,437,715

End of the period	$25,905,828	$15,219,832	$308,817,364	$244,601,943

(a)	From commencement of operations on December 15, 2020 through December 31, 2020.
(b)	Amount rounds to less than $1.00.

See accompanying notes to financial statements.

31  |

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund		Natixis U.S. Equity Opportunities Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$4,095,862	$245,748	$(1,152,444)	$(1,093,083)
Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency transactions	18,147,307	(97,769,005)	46,915,042	130,277,857
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translations	43,878,473	79,782,696	125,388,626	34,019,289

Net increase (decrease) in net assets resulting from operations	66,121,642	(17,740,561)	171,151,224	163,204,063

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(96,380)	(310,049)	(25,275,072)	(78,012,779)
Class C	(63,664)	—	(4,233,578)	(13,186,942)
Class N	(196)	(1,852)	(5,649)	(21,295)
Class Y	(193,190)	(1,281,600)	(7,527,569)	(24,792,696)

Total distributions	(353,430)	(1,593,501)	(37,041,868)	(116,013,712)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(7,795,151)	(74,342,754)	(30,959,020)	(70,200,600)

Net increase (decrease) in net assets	57,973,061	(93,676,816)	103,150,336	(23,010,249)
NET ASSETS
Beginning of the period	504,159,354	597,836,170	956,354,146	979,364,395

End of the period	$562,132,415	$504,159,354	$1,059,504,482	$956,354,146

See accompanying notes to financial statements.

|  32

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Mid Cap Fund		Vaughan Nelson Small Cap Value Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$390,191	$1,455,275	$285,681	$101,981
Net realized gain (loss) on investments	29,499,125	27,799,575	22,883,786	(3,132,416)
Net change in unrealized appreciation (depreciation) on investments	19,147,463	(16,338,813)	200,790	10,854,499

Net increase in net assets resulting from operations	49,036,779	12,916,037	23,370,257	7,824,064

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(390,349)	(3,468,834)	—	(376,748)
Class C	(183,494)	(1,857,110)	—	(14,118)
Class N	(241,764)	(2,038,286)	—	(179)
Class Y	(2,914,559)	(26,620,537)	—	(344,758)

Total distributions	(3,730,166)	(33,984,767)	—	(735,803)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(17,907,565)	(61,208,438)	7,983,350	(8,673,052)

Net increase (decrease) in net assets	27,399,048	(82,277,168)	31,353,607	(1,584,791)
NET ASSETS
Beginning of the period	290,055,322	372,332,490	111,893,165	113,477,956

End of the period	$317,454,370	$290,055,322	$143,246,772	$111,893,165

See accompanying notes to financial statements.

33  |

Financial Highlights

For a share outstanding throughout each period.

	International Growth Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*
Net asset value, beginning of the period	$10.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.01
Net realized and unrealized gain (loss)	0.49		0.13

Total from Investment Operations	0.52		0.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.01)
Net realized capital gains	(0.00	)(b)	—

Total Distributions	(0.00)		(0.01)

Net asset value, end of the period	$10.65		$10.13

Total return(c)(d)(e)	5.16%		1.37%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$101		$1
Net expenses(f)(g)	1.20%		1.20%
Gross expenses(g)	3.69%		13.05%
Net investment income(g)	0.60%		1.28%
Portfolio turnover rate	7%		1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  34

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Growth Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*
Net asset value, beginning of the period	$10.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		0.00	(b)
Net realized and unrealized gain (loss)	0.49		0.13

Total from Investment Operations	0.47		0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.00	)(b)
Net realized capital gains	(0.00	)(b)	—

Total Distributions	(0.00)		(0.00)

Net asset value, end of the period	$10.60		$10.13

Total return(c)(d)(e)	4.66%		1.33%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$42		$1
Net expenses(f)(g)	1.95%		1.95%
Gross expenses(g)	4.44%		13.78%
Net investment income (loss)(g)	(0.41)%		0.55%
Portfolio turnover rate	7%		1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

35  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Growth Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*
Net asset value, beginning of the period	$10.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.01
Net realized and unrealized gain (loss)	0.49		0.13

Total from Investment Operations	0.53		0.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.01)
Net realized capital gains	(0.00	)(b)	—

Total Distributions	(0.00)		(0.01)

Net asset value, end of the period	$10.66		$10.13

Total return(c)(d)	5.25%		1.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,541		$15,206
Net expenses(e)(f)	0.90%		0.90%
Gross expenses(f)	1.59%		6.48%
Net investment income(f)	0.72%		1.43%
Portfolio turnover rate	7%		1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  36

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Growth Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*
Net asset value, beginning of the period	$10.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.01
Net realized and unrealized gain (loss)	0.49		0.13

Total from Investment Operations	0.53		0.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.01)
Net realized capital gains	(0.00	)(b)	—

Total Distributions	(0.00)		(0.01)

Net asset value, end of the period	$10.66		$10.13

Total return(c)(d)	5.25%		1.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$222		$12
Net expenses(e)(f)	0.95%		0.95%
Gross expenses(f)	3.44%		12.58%
Net investment income(f)	0.85%		1.63%
Portfolio turnover rate	7%		1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

37  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$23.20		$22.45		$19.44		$24.72	$21.37	$18.79

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00	)(b)	0.11	(c)	0.18	(d)	0.10	0.11	0.16
Net realized and unrealized gain (loss)	5.97		2.78		4.93		(3.28)	4.28	3.20

Total from Investment Operations	5.97		2.89		5.11		(3.18)	4.39	3.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.12)		(0.21)		(0.08)	(0.10)	(0.16)
Net realized capital gains	(0.07)		(2.02)		(1.89)		(2.02)	(0.94)	(0.62)

Total Distributions	(0.07)		(2.14)		(2.10)		(2.10)	(1.04)	(0.78)

Net asset value, end of the period	$29.10		$23.20		$22.45		$19.44	$24.72	$21.37

Total return(e)	25.76	%(f)	13.01	%(c)	26.77	%(d)	(13.01)%	20.75%	18.37%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$211,845		$170,702		$181,417		$164,748	$203,792	$173,036
Net expenses	1.20	%(g)	1.20	%(h)	1.17%		1.13%	1.18%	1.18%
Gross expenses	1.20	%(g)	1.20	%(h)	1.17%		1.13%	1.18%	1.18%
Net investment income (loss)	(0.03	)%(g)	0.53	%(c)	0.85	%(d)	0.41%	0.48%	0.82%
Portfolio turnover rate	16%		22%		15%		39%	16%	16%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been 12.72% and the ratio of net investment income to average net assets would have been 0.27%.

(d)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.13, total return would have been 26.50% and the ratio of net investment income to average net assets would have been 0.62%.

(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes refund of prior year service fee of 0.01%.

See accompanying notes to financial statements.

|  38

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$19.17		$18.92		$16.66		$21.58	$18.83		$16.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.09)		(0.04	)(b)	0.02	(c)	(0.07)	(0.05)		0.01
Net realized and unrealized gain (loss)	4.93		2.31		4.20		(2.83)	3.74		2.80

Total from Investment Operations	4.84		2.27		4.22		(2.90)	3.69		2.81

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	—		(0.07)		—	(0.00	)(d)	(0.01)
Net realized capital gains	(0.07)		(2.02)		(1.89)		(2.02)	(0.94)		(0.62)

Total Distributions	(0.07)		(2.02)		(1.96)		(2.02)	(0.94)		(0.63)

Net asset value, end of the period	$23.94		$19.17		$18.92		$16.66	$21.58		$18.83

Total return(e)	25.28	%(f)	12.15	%(b)	25.82	%(c)	(13.63)%	19.85%		17.45%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$41,303		$35,940		$54,384		$53,606	$62,272		$55,910
Net expenses	1.95	%(g)	1.95%		1.92%		1.88%	1.93%		1.93%
Gross expenses	1.95	%(g)	1.95%		1.92%		1.88%	1.93%		1.93%
Net investment income (loss)	(0.78	)%(g)	(0.23	)%(b)	0.12	%(c)	(0.33)%	(0.27)%		0.09%
Portfolio turnover rate	16%		22%		15%		39%	16%		16%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 11.85% and the ratio of net investment loss to average net assets would have been (0.46%).

(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.02), total return would have been 25.50% and the ratio of net investment loss to average net assets would have been (0.12)%.

(d)	Amount rounds to less than $0.01 per share.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

39  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$24.72		$23.78		$20.49		$25.91	$23.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.18	(b)	0.22	(c)	0.22	0.14
Net realized and unrealized gain (loss)	6.38		2.98		5.25		(3.45)	3.44

Total from Investment Operations	6.44		3.16		5.47		(3.23)	3.58

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.20)		(0.29)		(0.17)	(0.17)
Net realized capital gains	(0.07)		(2.02)		(1.89)		(2.02)	(0.63)

Total Distributions	(0.07)		(2.22)		(2.18)		(2.19)	(0.80)

Net asset value, end of the period	$31.09		$24.72		$23.78		$20.49	$25.91

Total return(e)	26.08	%(f)	13.41	%(b)	27.16	%(c)	(12.60)%	15.46	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10		$364		$801		$10	$1
Net expenses(g)	0.86	%(h)	0.86%		0.83%		0.75%	0.75	%(h)
Gross expenses	2.13	%(h)	1.05%		1.25%		3.79%	13.79	%(h)
Net investment income	0.46	%(h)	0.85	%(b)	0.93	%(c)	0.88%	0.84	%(h)
Portfolio turnover rate	16%		22%		15%		39%	16	%(i)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.14, total return would have been 13.13% and the ratio of net investment income to average net assets would have been 0.67%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.22, total return would have been 26.90% and the ratio of net investment income to average net assets would have been 0.92%.

(d)	Amount rounds to less than $0.01 per share.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  40

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$24.68		$23.75		$20.46		$25.90	$22.34	$19.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.17	(b)	0.27	(c)	0.17	0.17	0.21
Net realized and unrealized gain (loss)	6.36		2.95		5.17		(3.44)	4.48	3.36

Total from Investment Operations	6.39		3.12		5.44		(3.27)	4.65	3.57

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.17)		(0.26)		(0.15)	(0.15)	(0.21)
Net realized capital gains	(0.07)		(2.02)		(1.89)		(2.02)	(0.94)	(0.62)

Total Distributions	(0.07)		(2.19)		(2.15)		(2.17)	(1.09)	(0.83)

Net asset value, end of the period	$31.00		$24.68		$23.75		$20.46	$25.90	$22.34

Total return	25.92	%(e)	13.28	%(b)	27.06	%(c)(f)	(12.76)%	21.05%	18.69%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$55,659		$37,595		$46,836		$53,829	$49,955	$26,252
Net expenses	0.94	%(g)	0.95%		0.91	%(h)	0.88%	0.93%	0.92%
Gross expenses	0.94	%(g)	0.95%		0.92%		0.88%	0.93%	0.92%
Net investment income	0.20	%(g)	0.79	%(b)	1.16	%(c)	0.68%	0.71%	1.05%
Portfolio turnover rate	16%		22%		15%		39%	16%	16%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12, total return would have been 13.00% and the ratio of net investment income to average net assets would have been 0.55%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.20, total return would have been 26.80% and the ratio of net investment income to average net assets would have been 0.90%.

(d)	Amount rounds to less than $0.01 per share.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$14.15		$13.63		$11.29		$15.58	$12.15	$11.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.12		(0.00	)(b)	0.37	(c)	0.25	0.18	0.17
Net realized and unrealized gain (loss)	1.81		0.55	(d)	2.38		(4.02)	3.41	0.76

Total from Investment Operations	1.93		0.55		2.75		(3.77)	3.59	0.93

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.03)		(0.41)		(0.29)	(0.16)	(0.21)
Net realized capital gains	—		—		—		(0.23)	—	(0.04)

Total Distributions	(0.01)		(0.03)		(0.41)		(0.52)	(0.16)	(0.25)

Net asset value, end of the period	$16.07		$14.15		$13.63		$11.29	$15.58	$12.15

Total return(e)	13.64	%(f)(g)	4.06	%(f)	24.35	%(c)	(24.15)%	29.56%	8.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$151,986		$131,630		$172,906		$257,551	$603,988	$533,112
Net expenses	1.20	%(h)(i)	1.29	%(h)(j)	1.29%		1.31%	1.32%	1.34%
Gross expenses	1.35	%(i)	1.36%		1.29%		1.31%	1.32%	1.34%
Net investment income (loss)	1.56	%(i)	(0.03)%		2.91	%(c)	1.72%	1.28%	1.54%
Portfolio turnover rate	19%		63%		28%		50%	40%	41%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.29, total return would have been 23.55% and the ratio of net investment income to average net assets would have been 2.26%.

(d)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2020, the expense limit decreased from 1.37% to 1.20%.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$13.85		$13.41		$11.11		$15.30	$11.96	$11.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05		(0.08)		0.26	(b)	0.13	0.06	0.08
Net realized and unrealized gain (loss)	1.78		0.52	(c)	2.34		(3.92)	3.35	0.74

Total from Investment Operations	1.83		0.44		2.60		(3.79)	3.41	0.82

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		—		(0.30)		(0.17)	(0.07)	(0.11)
Net realized capital gains	—		—		—		(0.23)	—	(0.04)

Total Distributions	(0.01)		—		(0.30)		(0.40)	(0.07)	(0.15)

Net asset value, end of the period	$15.67		$13.85		$13.41		$11.11	$15.30	$11.96

Total return(d)	13.22	%(e)(f)	3.28	%(e)	23.44	%(b)	(24.74)%	28.55%	7.36%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$85,990		$96,772		$179,533		$212,618	$363,018	$255,249
Net expenses	1.95	%(g)(h)	2.05	%(g)(i)	2.04%		2.07%	2.07%	2.09%
Gross expenses	2.10	%(h)	2.11%		2.04%		2.07%	2.07%	2.09%
Net investment income (loss)	0.71	%(h)	(0.76)%		2.09	%(b)	0.94%	0.42%	0.73%
Portfolio turnover rate	19%		63%		28%		50%	40%	41%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.18, total return would have been 22.63% and the ratio of net investment income to average net assets would have been 1.43%.

(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2020, the expense limit decreased from 2.12% to 1.95%.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$14.09		$13.56		$11.25		$15.58	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.04		0.33	(b)	0.28	0.15
Net realized and unrealized gain (loss)	1.80		0.56	(c)	2.45		(4.02)	1.66

Total from Investment Operations	1.94		0.60		2.78		(3.74)	1.81

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.07)		(0.47)		(0.36)	(0.21)
Net realized capital gains	—		—		—		(0.23)	—

Total Distributions	(0.01)		(0.07)		(0.47)		(0.59)	(0.21)

Net asset value, end of the period	$16.02		$14.09		$13.56		$11.25	$15.58

Total return(d)	13.77	%(e)	4.44%		24.75	%(b)	(23.94)%	12.96	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$309		$290		$811		$758	$1
Net expenses(f)	0.90	%(g)	0.92	%(h)	0.94%		0.99%	0.92	%(g)
Gross expenses	1.55	%(g)	1.17%		1.08%		1.02%	25.21	%(g)
Net investment income	1.82	%(g)	0.37%		2.56	%(b)	2.04%	1.54	%(g)
Portfolio turnover rate	19%		63%		28%		50%	40	%(i)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.27, total return would have been 23.94% and the ratio of net investment income to average net assets would have been 2.15%.

(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2020, the expense limit decreased from 1.07% to 0.90%.
(i)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$14.08		$13.56		$11.25		$15.56	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.04		0.37	(b)	0.26	0.00	(c)
Net realized and unrealized gain (loss)	1.80		0.55	(d)	2.40		(3.99)	1.79

Total from Investment Operations	1.94		0.59		2.77		(3.73)	1.79

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.07)		(0.46)		(0.35)	(0.21)
Net realized capital gains	—		—		—		(0.23)	—

Total Distributions	(0.01)		(0.07)		(0.46)		(0.58)	(0.21)

Net asset value, end of the period	$16.01		$14.08		$13.56		$11.25	$15.56

Total return	13.78	%(e)(f)	4.32	%(e)	24.64	%(b)	(23.93)%	12.79	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$323,847		$275,468		$244,586		$215,123	$172,978
Net expenses	0.95	%(g)(h)	1.03	%(g)(i)	1.04%		1.07%	1.07	%(h)
Gross expenses	1.10	%(h)	1.11%		1.04%		1.07%	1.07	%(h)
Net investment income	1.79	%(h)	0.41%		2.91	%(b)	1.85%	0.03	%(h)
Portfolio turnover rate	19%		63%		28%		50%	40	%(j)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.29, total return would have been 23.84% and the ratio of net investment income to average net assets would have been 2.29%.

(c)	Amount rounds to less than $0.01 per share.
(d)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2020, the expense limit decreased from 1.12% to 0.95%.
(j)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$39.04		$36.53	$31.00		$36.90	$30.27		$27.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.05)		(0.05)	0.15	(b)	0.08	0.06		0.12
Net realized and unrealized gain (loss)	7.22		7.66	9.34		(2.51)	7.88		3.12

Total from Investment Operations	7.17		7.61	9.49		(2.43)	7.94		3.24

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.17)		(0.05)	(0.06)		(0.12)
Net realized capital gains	(1.57)		(5.10)	(3.79)		(3.42)	(1.25)		(0.45)

Total Distributions	(1.57)		(5.10)	(3.96)		(3.47)	(1.31)		(0.57)

Net asset value, end of the period	$44.64		$39.04	$36.53		$31.00	$36.90		$30.27

Total return(c)	18.60	%(d)	22.09%	31.03	%(b)	(6.48)%	26.28%		11.86%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$732,758		$649,754	$616,922		$523,665	$604,330		$472,436
Net expenses	1.16	%(e)	1.17%	1.17%		1.16%	1.21	%(f)	1.23	%(g)
Gross expenses	1.16	%(e)	1.17%	1.17%		1.16%	1.21%		1.23	%(g)
Net investment income (loss)	(0.25	)%(e)	(0.14)%	0.42	%(b)	0.20%	0.16%		0.42%
Portfolio turnover rate	5%		26%	12%		23%	17%		17%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.09, total return would have been 30.87% and the ratio of net investment income to average net assets would have been 0.26%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2017, the expense limit decreased from 1.25% to 1.20%.
(g)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$21.89		$22.65	$20.42		$25.73	$21.54		$19.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.11)		(0.19)	(0.07	)(b)	(0.14)	(0.14)		(0.07)
Net realized and unrealized gain (loss)	4.00		4.53	6.10		(1.75)	5.58		2.22

Total from Investment Operations	3.89		4.34	6.03		(1.89)	5.44		2.15

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.01)		—	(0.00	)(c)	(0.02)
Net realized capital gains	(1.57)		(5.10)	(3.79)		(3.42)	(1.25)		(0.45)

Total Distributions	(1.57)		(5.10)	(3.80)		(3.42)	(1.25)		(0.47)

Net asset value, end of the period	$24.21		$21.89	$22.65		$20.42	$25.73		$21.54

Total return(d)	18.17	%(e)	21.15%	30.06	%(b)	(7.18)%	25.35%		11.02%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$62,186		$63,126	$77,924		$78,783	$112,615		$72,768
Net expenses	1.91	%(f)	1.92%	1.92%		1.91%	1.96	%(g)	1.98	%(h)
Gross expenses	1.91	%(f)	1.92%	1.92%		1.91%	1.96%		1.98	%(h)
Net investment loss	(0.99	)%(f)	(0.87)%	(0.31	)%(b)	(0.54)%	(0.59)%		(0.33)%
Portfolio turnover rate	5%		26%	12%		23%	17%		17%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.11), total return would have been 29.85% and the ratio of net investment loss to average net assets would have been (0.48)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased from 2.00% to 1.95%.
(h)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$47.84		$43.61	$36.37		$42.63	$37.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.13	0.19	(b)	0.25	0.12
Net realized and unrealized gain (loss)	8.88		9.20	11.14		(2.91)	6.20

Total from Investment Operations	8.90		9.33	11.33		(2.66)	6.32

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.30)		(0.18)	(0.16)
Net realized capital gains	(1.57)		(5.10)	(3.79)		(3.42)	(1.15)

Total Distributions	(1.57)		(5.10)	(4.09)		(3.60)	(1.31)

Net asset value, end of the period	$55.17		$47.84	$43.61		$36.37	$42.63

Total return(c)	18.80	%(d)	22.48%	31.44	%(b)	(6.11)%	16.78	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$205		$172	$654		$1	$1
Net expenses(e)	0.85	%(f)	0.84%	0.83%		0.76%	0.78	%(f)(g)
Gross expenses	1.79	%(f)	1.13%	1.42%		13.35%	13.41	%(f)
Net investment income	0.07	%(f)	0.31%	0.44	%(b)	0.56%	0.44	%(f)
Portfolio turnover rate	5%		26%	12%		23%	17	%(h)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.19, total return would have been 31.27% and the ratio of net investment income to average net assets would have been 0.44%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased from 0.95% to 0.90%.
(h)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$47.74		$43.56	$36.33		$42.61	$34.77		$31.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.00	(b)	0.05	0.29	(c)	0.20	0.16		0.21
Net realized and unrealized gain (loss)	8.87		9.23	10.99		(2.92)	9.07		3.59

Total from Investment Operations	8.87		9.28	11.28		(2.72)	9.23		3.80

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.26)		(0.14)	(0.14)		(0.19)
Net realized capital gains	(1.57)		(5.10)	(3.79)		(3.42)	(1.25)		(0.45)

Total Distributions	(1.57)		(5.10)	(4.05)		(3.56)	(1.39)		(0.64)

Net asset value, end of the period	$55.04		$47.74	$43.56		$36.33	$42.61		$34.77

Total return	18.78	%(d)	22.36%	31.36	%(c)(e)	(6.24)%	26.60%		12.13%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$264,356		$243,302	$283,864		$296,255	$285,008		$143,231
Net expenses	0.91	%(f)	0.92%	0.91	%(g)	0.91%	0.95	%(h)	0.98	%(i)
Gross expenses	0.91	%(f)	0.92%	0.92%		0.91%	0.95%		0.98	%(i)
Net investment income	0.00	%(f)(j)	0.13%	0.69	%(c)	0.45%	0.40%		0.63%
Portfolio turnover rate	5%		26%	12%		23%	17%		17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.22, total return would have been 31.16% and the ratio of net investment income to average net assets would have been 0.53%.

(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.95%.
(i)	Includes fee/expense recovery of less than 0.01%.
(j)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$21.79		$22.42		$17.37		$22.65	$20.55		$20.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.07		0.03		0.09	0.17	(b)	0.07
Net realized and unrealized gain (loss)	3.73		1.96		5.21		(3.71)	2.48		1.05

Total from Investment Operations	3.74		2.03		5.24		(3.62)	2.65		1.12

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.04)		(0.02)		(0.15)	(0.18)		(0.05)
Net realized capital gains	(0.28)		(2.62)		(0.17)		(1.51)	(0.37)		(0.56)

Total Distributions	(0.28)		(2.66)		(0.19)		(1.66)	(0.55)		(0.61)

Net asset value, end of the period	$25.25		$21.79		$22.42		$17.37	$22.65		$20.55

Total return(d)	17.24	%(e)(f)	10.46	%(e)	30.21	%(e)	(16.10)%	12.93	%(b)	5.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$35,956		$30,567		$33,434		$43,769	$67,186		$87,536
Net expenses	1.20	%(g)(h)	1.20	%(g)	1.25	%(g)(i)(j)	1.24%	1.22%		1.23%
Gross expenses	1.28	%(h)	1.29%		1.28	%(i)	1.24%	1.22%		1.23%
Net investment income	0.08	%(h)	0.35%		0.16%		0.42%	0.77	%(b)	0.35%
Portfolio turnover rate	33%		52%		52%		44%	42%		57%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.09, total return would have been 12.53% and the ratio of net investment income to average net assets would have been 0.41%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.23% and the ratio of gross expenses would have been 1.26%.
(j)	Effective July 1, 2019, the expense limit decreased from 1.40% to 1.20%.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$20.15		$21.06		$16.43		$21.50	$19.51		$19.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.08)		(0.08)		(0.10)		(0.08)	0.00	(b)(c)	(0.07)
Net realized and unrealized gain (loss)	3.45		1.79		4.90		(3.48)	2.36		0.98

Total from Investment Operations	3.37		1.71		4.80		(3.56)	2.36		0.91

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	—		(0.00	)(b)	—	—		(0.00	)(b)
Net realized capital gains	(0.28)		(2.62)		(0.17)		(1.51)	(0.37)		(0.56)

Total Distributions	(0.28)		(2.62)		(0.17)		(1.51)	(0.37)		(0.56)

Net asset value, end of the period	$23.24		$20.15		$21.06		$16.43	$21.50		$19.51

Total return(d)	16.80	%(e)(f)	9.60	%(e)	29.25	%(e)	(16.71)%	12.11	%(c)	5.03%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$13,612		$14,023		$21,932		$23,967	$47,559		$68,923
Net expenses	1.95	%(g)(h)	1.95	%(g)	1.99	%(g)(i)(j)	1.98%	1.97%		1.98%
Gross expenses	2.03	%(h)	2.04%		2.02	%(i)	1.98%	1.97%		1.98%
Net investment income (loss)	(0.69	)%(h)	(0.42)%		(0.50)%		(0.36)%	0.00	%(c)(k)	(0.38)%
Portfolio turnover rate	33%		52%		52%		44%	42%		57%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 11.70% and the ratio of net investment loss to average net assets would have been (0.35)%.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.98% and the ratio of gross expenses would have been 2.01%.
(j)	Effective July 1, 2019, the expense limit decreased from 2.15% to 1.95%.
(k)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$22.07		$22.66		$17.54		$22.87	$20.75		$20.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.13		0.11		0.17	0.25	(b)	0.16
Net realized and unrealized gain (loss)	3.77		2.00		5.27		(3.75)	2.51		1.04

Total from Investment Operations	3.82		2.13		5.38		(3.58)	2.76		1.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.10)		(0.09)		(0.24)	(0.27)		(0.15)
Net realized capital gains	(0.28)		(2.62)		(0.17)		(1.51)	(0.37)		(0.56)

Total Distributions	(0.28)		(2.72)		(0.26)		(1.75)	(0.64)		(0.71)

Net asset value, end of the period	$25.61		$22.07		$22.66		$17.54	$22.87		$20.75

Total return	17.38	%(d)(e)	10.83	%(d)	30.67	%(d)	(15.78)%	13.31	%(b)	6.21%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$22,408		$17,965		$18,262		$70,902	$134,205		$148,365
Net expenses	0.90	%(f)(g)	0.90	%(f)	0.92	%(f)(h)(i)	0.88%	0.88%		0.88%
Gross expenses	0.94	%(g)	0.94%		0.93	%(h)	0.88%	0.88%		0.88%
Net investment income	0.38	%(g)	0.65%		0.51%		0.76%	1.16	%(b)	0.78%
Portfolio turnover rate	33%		52%		52%		44%	42%		57%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 12.92% and the ratio of net investment income to average net assets would have been 0.76%.

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.91% and the ratio of gross expenses would have been 0.91%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.10% to 0.90%.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$22.10		$22.69		$17.57		$22.89	$20.77		$20.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.12		0.10		0.15	0.23	(b)	0.12
Net realized and unrealized gain (loss)	3.78		2.00		5.26		(3.75)	2.51		1.07

Total from Investment Operations	3.82		2.12		5.36		(3.60)	2.74		1.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.09)		(0.07)		(0.21)	(0.25)		(0.13)
Net realized capital gains	(0.28)		(2.62)		(0.17)		(1.51)	(0.37)		(0.56)

Total Distributions	(0.28)		(2.71)		(0.24)		(1.72)	(0.62)		(0.69)

Net asset value, end of the period	$25.64		$22.10		$22.69		$17.57	$22.89		$20.77

Total return	17.36	%(d)(e)	10.76	%(d)	30.52	%(d)	(15.85)%	13.19	%(b)	6.14%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$245,478		$227,501		$298,705		$453,085	$774,304		$903,545
Net expenses	0.95	%(f)(g)	0.95	%(f)	1.00	%(f)(h)(i)	0.99%	0.97%		0.98%
Gross expenses	1.03	%(g)	1.04%		1.02	%(h)	0.99%	0.97%		0.98%
Net investment income	0.32	%(g)	0.60%		0.48%		0.66%	1.04	%(b)	0.62%
Portfolio turnover rate	33%		52%		52%		44%	42%		57%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.15, total return would have been 12.80% and the ratio of net investment income to average net assets would have been 0.67%.

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.98% and the ratio of gross expenses would have been 1.01%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.15% to 0.95%.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$16.69		$15.45		$12.48		$18.71		$19.79		$17.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	(b)	0.00	(c)	0.02		0.01		(0.01)		0.02
Net realized and unrealized gain (loss)	3.37		1.33		3.06		(2.76)		1.21		3.49

Total from Investment Operations	3.40		1.33		3.08		(2.75)		1.20		3.51

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(c)	(0.03)		(0.00	)(c)	(0.00	)(c)	(0.01)
Net realized capital gains	—		(0.09)		(0.08)		(3.48)		(2.28)		(1.45)

Total Distributions	—		(0.09)		(0.11)		(3.48)		(2.28)		(1.46)

Net asset value, end of the period	$20.09		$16.69		$15.45		$12.48		$18.71		$19.79

Total return(d)	20.37	%(b)(e)(f)	8.91	%(e)	24.66	%(e)	(14.84)%		6.28%		20.24%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$78,012		$61,571		$67,525		$66,376		$93,751		$106,447
Net expenses	1.30	%(g)(h)	1.32	%(g)(i)	1.40	%(g)(j)	1.38%		1.36%		1.35%
Gross expenses	1.50	%(h)	1.53%		1.47%		1.38%		1.36%		1.35%
Net investment income (loss)	0.32	%(b)(h)	0.02%		0.12%		0.03%		(0.03)%		0.11%
Portfolio turnover rate	60%		105%		61%		70%		92%		74%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.02), total return would have been 20.07% and the ratio of net investment loss to average net assets would have been (0.20%).

(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2020, the expense limit decreased from 1.34% to 1.30%.
(j)	Effective July 1, 2019, the expense limit decreased from 1.45% to 1.34%.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$8.34		$7.84		$6.41		$11.67		$13.26		$12.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02	)(b)	(0.05)		(0.05)		(0.09)		(0.10)		(0.08)
Net realized and unrealized gain (loss)	1.68		0.64		1.57		(1.69)		0.79		2.40

Total from Investment Operations	1.66		0.59		1.52		(1.78)		0.69		2.32

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(c)	(0.01)		(0.00	)(c)	(0.00	)(c)	—
Net realized capital gains	—		(0.09)		(0.08)		(3.48)		(2.28)		(1.45)

Total Distributions	—		(0.09)		(0.09)		(3.48)		(2.28)		(1.45)

Net asset value, end of the period	$10.00		$8.34		$7.84		$6.41		$11.67		$13.26

Total return(d)	19.90	%(b)(e)(f)(g)	8.08	%(e)	23.69	%(e)	(15.51)%		5.50%		19.32%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$937		$983		$1,450		$3,480		$15,756		$20,379
Net expenses	2.05	%(h)(i)	2.07	%(h)(j)	2.16	%(h)(k)	2.12%		2.11%		2.10%
Gross expenses	2.25	%(i)	2.28%		2.23%		2.12%		2.11%		2.10%
Net investment loss	(0.35	)%(b)(i)	(0.71)%		(0.68)%		(0.83)%		(0.79)%		(0.64)%
Portfolio turnover rate	60%		105%		61%		70%		92%		74%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.04), total return would have been 19.66% and the ratio of net investment loss to average net assets would have been (0.93%).

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2020, the expense limit decreased from 2.09% to 2.05%.
(k)	Effective July 1, 2019, the expense limit decreased from 2.20% to 2.09%.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$17.52		$16.20		$13.08		$19.37	$19.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.00	(b)(c)	0.04		0.08		0.08	0.07
Net realized and unrealized gain (loss)	3.60		1.42		3.20		(2.86)	1.35

Total from Investment Operations	3.60		1.46		3.28		(2.78)	1.42

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.05)		(0.08)		(0.03)	(0.02)
Net realized capital gains	—		(0.09)		(0.08)		(3.48)	(1.58)

Total Distributions	—		(0.14)		(0.16)		(3.51)	(1.60)

Net asset value, end of the period	$21.12		$17.52		$16.20		$13.08	$19.37

Total return(d)	20.55	%(b)(e)	9.27%		25.08%		(14.48)%	7.17	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,245		$23		$21		$1	$1
Net expenses(f)	1.00	%(g)	1.02	%(h)	1.03	%(i)	0.96%	0.96	%(g)
Gross expenses	1.36	%(g)	6.54%		11.80%		15.17%	14.68	%(g)
Net investment income	0.01	%(b)(g)	0.31%		0.52%		0.43%	0.56	%(g)
Portfolio turnover rate	60%		105%		61%		70%	92	%(j)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.00), total return would have been 20.26% and the ratio of net investment loss to average net assets would have been (0.01%).

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2020, the expense limit decreased from 1.04% to 1.00%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.15% to 1.04%.
(j)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$17.51		$16.19		$13.08		$19.37	$20.36	$18.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	(b)	0.04		0.05		0.04	0.05	0.07
Net realized and unrealized gain (loss)	3.53		1.41		3.21		(2.84)	1.25	3.59

Total from Investment Operations	3.59		1.45		3.26		(2.80)	1.30	3.66

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.04)		(0.07)		(0.01)	(0.01)	(0.06)
Net realized capital gains	—		(0.09)		(0.08)		(3.48)	(2.28)	(1.45)

Total Distributions	—		(0.13)		(0.15)		(3.49)	(2.29)	(1.51)

Net asset value, end of the period	$21.10		$17.51		$16.19		$13.08	$19.37	$20.36

Total return	20.50	%(b)(c)(d)	9.23	%(c)	24.88	%(c)	(14.61)%	6.60%	20.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$63,053		$49,315		$44,482		$58,538	$176,940	$183,145
Net expenses	1.05	%(e)(f)	1.07	%(e)(g)	1.15	%(e)(h)	1.12%	1.11%	1.10%
Gross expenses	1.25	%(f)	1.28%		1.23%		1.12%	1.11%	1.10%
Net investment income	0.61	%(b)(f)	0.26%		0.35%		0.22%	0.23%	0.36%
Portfolio turnover rate	60%		105%		61%		70%	92%	74%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 20.22% and the ratio of net investment income to average net assets would have been 0.06%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2020, the expense limit decreased from 1.09% to 1.05%.
(h)	Effective July 1, 2019, the expense limit decreased from 1.20% to 1.09%.

See accompanying notes to financial statements.

57  |

Notes to Financial Statements

June 30, 2021 (Unaudited)

1.  Organization.  Loomis Sayles Funds II, Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds II:

Loomis Sayles International Growth Fund (the “International Growth Fund”)

Natixis Funds Trust I:

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund (the “U.S. Equity Opportunities Fund”)

Vaughan Nelson Small Cap Value Fund (the “Small Cap Value Fund”)

Natixis Funds Trust II:

Natixis Oakmark Fund

Vaughan Nelson Mid Cap Fund (the “Mid Cap Fund”)

Each Fund is a diversified investment company, except for International Growth Fund, which is a non-diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day,

|  58

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2021, securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets
International Growth Fund	$15,447,005	59.6%
Natixis Oakmark International Fund	486,884,399	86.6%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign

59  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2021 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

In certain countries across the European Union, certain Funds filed tax reclaims for previously withheld taxes on dividends earned in certain countries (EU reclaims) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Income recognized, if any, for EU reclaims is reflected as other income in the Statements of Operations and any related receivable, if any, is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. To date, no amounts have been received by any Funds and no amounts are included in any Funds financial statements for such EU reclaims, based on the uncertainty with the ultimate resolution of these proceedings, the potential collectability and timing for payment, if any.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to

|  60

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

differing treatments for book and tax purposes of items such as deferred Trustees’ fees, prior period adjustments, distribution re-designations, foreign currency gains and losses, non-deductible expenses, net operating losses, passive foreign investment company adjustments, return of capital distributions received, and capital gain distributions received. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, deferred Trustees’ fees, and passive foreign investment company adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2020 was as follows:

	2020 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
International Growth Fund	$12,460	$—	$12,460
Natixis Oakmark Fund	3,185,140	18,031,501	21,216,641
Natixis Oakmark International Fund	1,593,501	—	1,593,501
U.S. Equity Opportunities Fund	297,964	115,715,748	116,013,712
Mid Cap Fund	965,830	33,018,937	33,984,767
Small Cap Value Fund	118,830	616,973	735,803

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2020, capital loss carryforwards were as follows:

	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Value Fund
Capital loss carryforward:
Long-term:
No expiration date	$—	$—	$(110,479,511)	$—	$—	$(4,098,262)

As of June 30, 2021, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Value Fund
Federal tax cost	$24,613,950	$208,106,315	$482,634,470	$623,923,297	$246,918,862	$121,452,220

Gross tax appreciation	$1,517,574	$102,104,689	$101,461,424	$450,098,690	$72,781,468	$26,145,105
Gross tax depreciation	(897,802)	(731,054)	(24,610,539)	(12,740,395)	(2,738,724)	(2,201,161)

Net tax appreciation	$619,772	$101,373,635	$76,850,885	$437,358,295	$70,042,744	$23,943,944

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

61  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2021, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  Certain Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2021, none of the Funds had loaned securities under this agreement.

i.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

|  62

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021, at value:

International Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$789,211	$—	$789,211
Belgium	—	579,594	—	579,594
China	5,695,363	2,823,485	—	8,518,848
Denmark	—	690,512	—	690,512
France	—	1,148,147	—	1,148,147
Germany	—	779,270	—	779,270
Japan	—	1,196,657	—	1,196,657
Macau	—	311,847	—	311,847
Netherlands	—	1,248,236	—	1,248,236
Switzerland	887,157	3,453,300	—	4,340,457
United Kingdom	—	2,426,746	—	2,426,746
All Other Common Stocks(a)	3,204,197	—	—	3,204,197

Total	$9,786,717	$15,447,005	$—	$25,233,722

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Natixis Oakmark Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$296,339,554	$—	$—	$296,339,554
Short-Term Investments	—	13,140,396	—	13,140,396

Total	$296,339,554	$13,140,396	$—	$309,479,950

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

63  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Natixis Oakmark International Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$14,355,423	$—	$14,355,423
Belgium	—	6,812,392	—	6,812,392
China	5,215,940	5,225,610	—	10,441,550
Finland	—	4,281,727	—	4,281,727
France	—	62,177,928	—	62,177,928
Germany	—	138,817,131	—	138,817,131
India	—	7,705,883	—	7,705,883
Indonesia	—	3,054,174	—	3,054,174
Ireland	6,488,596	458,774	—	6,947,370
Italy	—	21,740,082	—	21,740,082
Japan	—	11,779,074	—	11,779,074
Korea	—	7,659,211	—	7,659,211
Netherlands	—	10,259,915	—	10,259,915
South Africa	—	14,619,068	—	14,619,068
Spain	—	7,235,067	—	7,235,067
Sweden	—	20,148,441	—	20,148,441
Switzerland	—	68,789,426	—	68,789,426
United Kingdom	11,103,877	81,765,073	—	92,868,950
All Other Common Stocks(a)	27,618,519	—	—	27,618,519

Total Common Stocks	50,426,932	486,884,399	—	537,311,331

Bonds and Notes(a)	—	1,705,551	—	1,705,551
Short-Term Investments	—	20,278,547	—	20,278,547

Total Investments	50,426,932	508,868,497	—	559,295,429

Forward Foreign Currency Contracts (unrealized appreciation)	—	189,926	—	189,926

Total	$50,426,932	$509,058,423	$—	$559,485,355

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

U.S. Equity Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,050,136,563	$—	$—	$1,050,136,563
Short-Term Investments	—	11,145,029	—	11,145,029

Total	$1,050,136,563	$11,145,029	$—	$1,061,281,592

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Mid Cap Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$310,265,014	$—	$—	$310,265,014
Short-Term Investments	—	6,696,592	—	6,696,592

Total	$310,265,014	$6,696,592	$—	$316,961,606

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

|  64

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$141,394,992	$—	$—	$141,394,992
Short-Term Investments	—	4,001,172	—	4,001,172

Total	$141,394,992	$4,001,172	$—	$145,396,164

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Natixis Oakmark International Fund used during the period include forward foreign currency contracts.

Natixis Oakmark International Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2021, Natixis Oakmark International Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for Natixis Oakmark International Fund as of June 30, 2021, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$189,926

Transactions in derivative instruments for Natixis Oakmark International Fund during the six months ended June 30, 2021, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$146,847

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$199,045

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, for Natixis Oakmark International Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2021:

Natixis Oakmark International Fund	Forwards
Average Notional Amount Outstanding	1.24%
Highest Notional Amount Outstanding	1.37%
Lowest Notional Amount Outstanding	1.16%
Notional Amount Outstanding as of June 30, 2021	1.16%

65  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in net assets.

Natixis Oakmark International Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. For financial reporting purposes, the Fund does not offset derivative assets and liabilities on the Statements of Assets and Liabilities.

As of June 30, 2021, gross amounts of derivative assets and liabilities not offset in the Statement of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Counterparty	Gross Amounts of Assets	Offset Amount	Net Amount
State Street Bank and Trust Company	$189,926	$—	$189,926

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. Based on balances reflected on the Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2021:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Natixis Oakmark International Fund	$189,926	$189,926

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2021, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
International Growth Fund	$11,013,167	$1,543,919
Natixis Oakmark Fund	42,166,070	44,736,963
Natixis Oakmark International Fund	95,042,269	111,870,789
U.S. Equity Opportunities Fund	51,575,084	92,596,743
Mid Cap Fund	98,305,866	124,778,423
Small Cap Value Fund	85,015,677	76,458,558

6. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to International Growth Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, International Growth Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

|  66

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Natixis Oakmark Fund, Natixis Oakmark International Fund, U.S. Equity Opportunities Fund, Mid Cap Fund and Small Cap Value Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $150 million	Next $50 million	Next $300 million	Next $500 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	0.70%	0.70%	0.65%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.75%	0.75%	0.75%	0.70%	0.70%
U.S. Equity Opportunities Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Mid Cap Fund	0.80%	0.80%	0.80%	0.80%	0.80%	0.75%
Small Cap Value Fund	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Effective July 1, 2021, Mid Cap Fund and Small Cap Value Fund pay a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $150 million	Next $50 million	Next $300 million	Next $500 million	Next $500 million	Over $1.5 billion
Mid Cap Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.70%
Small Cap Value Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
U.S. Equity Opportunities Fund	Harris Loomis Sayles
Mid Cap Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Small Cap Value Fund	Vaughan Nelson

Natixis Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC.

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $50 million	Next $800 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	Harris	0.52%	0.52%	0.50%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.50%	0.50%	0.45%	0.45%
U.S. Equity Opportunities Fund
Large Cap Value Segment	Harris	0.52%	0.52%	0.52%	0.52%	0.52%
All Cap Growth Segment	Loomis Sayles	0.35%	0.35%	0.35%	0.35%	0.35%
Mid Cap Fund	Vaughan Nelson	0.50%	0.50%	0.50%	0.50%	0.47%
Small Cap Value Fund	Vaughan Nelson	0.55%	0.55%	0.55%	0.55%	0.55%

Payments to Natixis Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.

67  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Effective July 1, 2021, Mid Cap Fund and Small Cap Value Fund each pay their respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $50 million	Next $800 million	Next $500 million	Over $1.5 billion
Mid Cap Fund	Vaughan Nelson	0.47%	0.47%	0.47%	0.47%	0.44%
Small Cap Value Fund	Vaughan Nelson	0.52%	0.52%	0.52%	0.52%	0.52%

Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2022, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2021, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	1.20%	1.95%	0.90%	0.95%
Natixis Oakmark Fund	1.30%	2.05%	1.00%	1.05%
Natixis Oakmark International Fund	1.20%	1.95%	0.90%	0.95%
U.S. Equity Opportunities Fund	1.20%	1.95%	0.90%	0.95%
Mid Cap Fund	1.20%	1.95%	0.90%	0.95%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.05%

Effective July 1, 2021, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Natixis Oakmark Fund, Natixis Oakmark International Fund, Mid Cap Fund and Small Cap Value Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Natixis Oakmark Fund	1.05%	1.80%	0.75%	0.80%
Natixis Oakmark International Fund	1.15%	1.90%	0.85%	0.90%
Mid Cap Fund	1.15%	1.90%	0.85%	0.90%
Small Cap Value Fund	1.25%	2.00%	0.95%	1.00%

These new undertakings are in effect until April 30, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

|  68

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

For the six months ended June 30, 2021, the management fees and waiver of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
International Growth Fund	$88,924	$71,035	$17,889	0.75%	0.15%
Natixis Oakmark Fund	956,455	—	956,455	0.69%	0.69%
Natixis Oakmark International Fund	2,073,305	407,832	1,665,473	0.78%	0.62%
U.S. Equity Opportunities Fund	3,742,472	—	3,742,472	0.75%	0.75%
Mid Cap Fund	1,230,652	116,778	1,113,874	0.80%	0.72%
Small Cap Value Fund	589,754	131,835	457,919	0.90%	0.70%

[1]	Management fee waivers are subject to possible recovery until December 31, 2022.

No expenses were recovered for any of the Funds during the six months ended June 30, 2021 under the terms of the expense limitation agreements.

b. Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2021, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
International Growth Fund	$65	$28	$85
Natixis Oakmark Fund	241,786	48,520	145,558
Natixis Oakmark International Fund	181,603	116,223	348,669
U.S. Equity Opportunities Fund	856,800	79,147	237,440
Mid Cap Fund	41,734	17,708	53,123
Small Cap Value Fund	90,102	1,235	3,705

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

69  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

For the six months ended June 30, 2021, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
International Growth Fund	$5,068
Natixis Oakmark Fund	59,661
Natixis Oakmark International Fund	113,969
U.S. Equity Opportunities Fund	214,400
Mid Cap Fund	65,779
Small Cap Value Fund	28,020

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2021, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Natixis Oakmark Fund	$43,849
Natixis Oakmark International Fund	408,708
U.S. Equity Opportunities Fund	173,123
Mid Cap Fund	125,517
Small Cap Value Fund	36,202

As of June 30, 2021, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Natixis Oakmark Fund	$987
Natixis Oakmark International Fund	9,752
U.S. Equity Opportunities Fund	4,110
Mid Cap Fund	2,817
Small Cap Value Fund	715

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2021 was as follows:

Fund	Commissions
Natixis Oakmark Fund	$9,384
Natixis Oakmark International Fund	3,977
U.S. Equity Opportunities Fund	15,732
Mid Cap Fund	489
Small Cap Value Fund	635

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors, Loomis Sayles and affiliates are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of June 30, 2021, Natixis Investment Managers, LLC and affiliates held shares of International Growth Fund representing 98.66% of the Funds’ net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds (effective May 1, 2021 for Mid Cap Fund) to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2022 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2021 (for the period May 1, 2021 through June 30, 2021 for Mid Cap Fund), Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
International Growth Fund	$600
Natixis Oakmark Fund	893
Natixis Oakmark International Fund	907
U.S. Equity Opportunities Fund	886
Mid Cap Fund	212
Small Cap Value Fund	885

7.  Custodian Fees and Expenses.  State Street Bank, custodian to the Funds, has agreed to waive custodian fees and certain other expenses for the first 12 months of operations for International Growth Fund. For the six months ended June 30, 2021, total fees waived for the Fund were $12,262.

8.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

71  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

For the six months ended June 30, 2021, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	$477	$209	$600	$1,208
Natixis Oakmark Fund	72,777	14,655	893	17,419
Natixis Oakmark International Fund	116,319	74,874	907	235,653
U.S. Equity Opportunities Fund	221,627	20,540	886	80,607
Mid Cap Fund	16,158	6,850	886	116,008
Small Cap Value Fund	36,011	499	885	28,755

9.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 8, 2021, each Fund except for International Growth Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit.

For the six months ended June 30, 2021, Mid Cap Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $14,200,000 at a weighted average interest rate of 1.17%. Interest expense incurred on the line of credit was $923.

10.  Risk.  The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

International Growth Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2021, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Natixis Oakmark International Fund	1	26.53%
Mid Cap Fund	3	21.64%
Small Cap Value Fund	3	17.32%

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.   Capital Shares.   Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2021		Period Ended December 31, 2020(a)
International Growth Fund	Shares	Amount	Shares		Amount
Class A
Issued from the sale of shares	9,339	$98,404	100		$1,000
Issued in connection with the reinvestment of distributions	2	17	—	(b)	1

Net change	9,341	$98,421	100		$1,001

Class C
Issued from the sale of shares	3,872	$40,000	100		$1,000
Issued in connection with the reinvestment of distributions	1	9	—	(b)	—	(c)

Net change	3,873	$40,009	100		$1,000

Class N
Issued from the sale of shares	940,734	$10,000,000	1,500,000		$15,000,000
Issued in connection with the reinvestment of distributions	517	5,372	1,224		12,450
Redeemed	(46,993)	(500,000)	—		—

Net change	894,258	$9,505,372	1,501,224		$15,012,450

Class Y
Issued from the sale of shares	20,123	$211,278	1,163		$11,750
Issued in connection with the reinvestment of distributions	4	40	1		9
Redeemed	(474)	(5,000)	—		—

Net change	19,653	$206,318	1,164		$11,759

Increase from capital share transactions	927,125	$9,850,120	1,502,588		$15,026,210

(a)	From commencement of operations on December 15, 2020 through December 31, 2020.
(b)	Amount rounds to less than one share.
(c)	Amount rounds to less than $1.00.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

12.   Capital Shares (continued).

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	268,226	$7,352,576	583,622	$11,675,703
Issued in connection with the reinvestment of distributions	17,379	474,730	589,672	13,475,622
Redeemed	(364,504)	(9,626,271)	(1,895,350)	(37,988,760)

Net change	(78,899)	$(1,798,965)	(722,056)	$(12,837,435)

Class C
Issued from the sale of shares	128,967	$2,947,654	196,466	$3,196,499
Issued in connection with the reinvestment of distributions	4,946	111,343	166,000	3,131,121
Redeemed	(283,902)	(6,249,441)	(1,362,306)	(22,568,463)

Net change	(149,989)	$(3,190,444)	(999,840)	$(16,240,843)

Class N
Issued from the sale of shares	—	$—	26	$561
Issued in connection with the reinvestment of distributions	2	63	1,266	30,687
Redeemed	(14,411)	(395,907)	(20,248)	(414,541)

Net change	(14,409)	$(395,844)	(18,956)	$(383,293)

Class Y
Issued from the sale of shares	877,199	$25,017,613	898,502	$17,536,595
Issued in connection with the reinvestment of distributions	3,623	105,355	88,591	2,151,945
Redeemed	(608,855)	(16,977,826)	(1,435,875)	(28,553,935)

Net change	271,967	$8,145,142	(448,782)	$(8,865,395)

Increase (decrease) from capital share transactions	28,670	$2,759,889	(2,189,634)	$(38,326,966)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,177,467	$18,467,718	2,770,572	$30,737,529
Issued in connection with the reinvestment of distributions	4,126	64,816	14,764	209,645
Redeemed	(1,024,095)	(16,023,533)	(6,172,183)	(66,211,902)

Net change	157,498	$2,509,001	(3,386,847)	$(35,264,728)

Class C
Issued from the sale of shares	184,926	$2,837,834	471,769	$5,126,354
Issued in connection with the reinvestment of distributions	3,755	57,645	—	—
Redeemed	(1,686,605)	(25,574,185)	(6,873,953)	(71,978,638)

Net change	(1,497,924)	$(22,678,706)	(6,402,184)	$(66,852,284)

Class N
Issued from the sale of shares	376	$5,871	7,236	$76,266
Issued in connection with the reinvestment of distributions	13	196	131	1,852
Redeemed	(1,670)	(24,429)	(46,592)	(500,123)

Net change	(1,281)	$(18,362)	(39,225)	$(422,005)

Class Y
Issued from the sale of shares	3,394,367	$54,282,082	22,716,726	$249,354,124
Issued in connection with the reinvestment of distributions	11,886	185,895	87,587	1,237,605
Redeemed	(2,738,432)	(42,075,061)	(21,280,488)	(222,395,466)

Net change	667,821	$12,392,916	1,523,825	$28,196,263

Decrease from capital share transactions	(673,886)	$(7,795,151)	(8,304,431)	$(74,342,754)

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

12.   Capital Shares (continued).

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	363,872	$15,371,088	809,852	$28,587,906
Issued in connection with the reinvestment of distributions	539,107	22,728,698	1,934,829	70,589,892
Redeemed	(1,133,519)	(47,250,788)	(2,986,385)	(103,892,894)

Net change	(230,540)	$(9,151,002)	(241,704)	$(4,715,096)

Class C
Issued from the sale of shares	96,954	$2,243,343	289,975	$6,110,793
Issued in connection with the reinvestment of distributions	163,710	3,750,603	553,577	11,519,306
Redeemed	(575,839)	(13,405,041)	(1,400,383)	(29,908,911)

Net change	(315,175)	$(7,411,095)	(556,831)	$(12,278,812)

Class N
Issued from the sale of shares	—	$—	947	$37,836
Issued in connection with the reinvestment of distributions	109	5,649	500	21,295
Redeemed	—	—	(12,852)	(496,375)

Net change	109	$5,649	(11,405)	$(437,244)

Class Y
Issued from the sale of shares	681,783	$35,442,708	1,666,973	$71,953,482
Issued in connection with the reinvestment of distributions	117,498	6,104,024	465,008	20,643,018
Redeemed	(1,092,211)	(55,949,304)	(3,552,649)	(145,365,948)

Net change	(292,930)	$(14,402,572)	(1,420,668)	$(52,769,448)

Decrease from capital share transactions	(838,536)	$(30,959,020)	(2,230,608)	$(70,200,600)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Mid Cap Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	133,842	$3,238,003	226,127	$4,488,446
Issued in connection with the reinvestment of distributions	14,607	352,760	162,666	3,228,512
Redeemed	(127,076)	(3,019,526)	(477,370)	(9,158,673)

Net change	21,373	$571,237	(88,577)	$(1,441,715)

Class C
Issued from the sale of shares	3,373	$72,381	18,169	$328,156
Issued in connection with the reinvestment of distributions	7,963	177,346	92,379	1,686,307
Redeemed	(121,417)	(2,718,023)	(456,387)	(8,272,196)

Net change	(110,081)	$(2,468,296)	(345,839)	$(6,257,733)

Class N
Issued from the sale of shares	106,375	$2,601,956	94,843	$1,960,180
Issued in connection with the reinvestment of distributions	9,732	238,223	99,203	2,004,292
Redeemed	(55,232)	(1,320,156)	(185,807)	(3,709,379)

Net change	60,875	$1,520,023	8,239	$255,093

Class Y
Issued from the sale of shares	1,276,172	$30,925,160	2,378,301	$47,273,465
Issued in connection with the reinvestment of distributions	113,939	2,793,794	1,248,965	25,109,423
Redeemed	(2,111,112)	(51,249,483)	(6,496,334)	(126,146,971)

Net change	(721,001)	$(17,530,529)	(2,869,068)	$(53,764,083)

Decrease from capital share transactions	(748,834)	$(17,907,565)	(3,295,245)	$(61,208,438)

75  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

12.   Capital Shares (continued).

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	580,924	$10,844,793	158,490	$2,085,145
Issued in connection with the reinvestment of distributions	—	—	31,711	358,304
Redeemed	(386,161)	(7,204,379)	(872,436)	(11,688,128)

Net change	194,763	$3,640,414	(682,235)	$(9,244,679)

Class C
Issued from the sale of shares	4,543	$42,428	40,156	$298,734
Issued in connection with the reinvestment of distributions	—	—	1,869	10,560
Redeemed	(28,695)	(270,065)	(109,068)	(738,265)

Net change	(24,152)	$(227,637)	(67,043)	$(428,971)

Class N
Issued from the sale of shares	57,613	$1,103,286	—	$—
Issued in connection with the reinvestment of distributions	—	—	14	179
Redeemed	—	—	—	—

Net change	57,613	$1,103,286	14	$179

Class Y
Issued from the sale of shares	493,171	$9,888,402	1,175,448	$16,303,249
Issued in connection with the reinvestment of distributions	—	—	25,025	327,632
Redeemed	(321,194)	(6,421,115)	(1,131,163)	(15,630,462)

Net change	171,977	$3,467,287	69,310	$1,000,419

Increase (decrease) from capital share transactions	400,201	$7,983,350	(679,954)	$(8,673,052)

|  76

Semiannual Report

June 30, 2021

Gateway Fund

Gateway Equity Call Premium Fund

Mirova Global Green Bond Fund

Mirova Global Sustainable Equity Fund

Mirova International Sustainable Equity Fund

Mirova U.S. Sustainable Equity Fund

GATEWAY FUND

Managers	Symbols

Daniel M. Ashcraft, CFA®	Class A GATEX

Michael T. Buckius, CFA®	Class C GTECX

Paul R. Stewart, CFA®	Class N GTENX

Kenneth H. Toft, CFA®	Class Y GTEYX

Mitchell J. Trotta, CFA®

Gateway Investment Advisers, LLC

Investment Goal

The Fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Average Annual Total Returns – June 30, 20214

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[5]
						Gross	Net

Class Y (Inception 2/19/08)
NAV	7.34%	17.98%	6.98%	5.62%	—%	0.77%	0.70%

Class A (Inception 12/07/77)
NAV	7.24	17.72	6.72	5.37	—	1.02	0.94
With 5.75% Maximum Sales Charge	1.08	10.95	5.47	4.74	—

Class C (Inception 2/19/08)
NAV	6.83	16.86	5.92	4.73	—	1.77	1.70
With CDSC[1]	5.83	15.86	5.92	4.73	—

Class N (Inception 5/1/17)
NAV	7.39	18.07	—	—	6.51	0.70	0.65

Comparative Performance
S&P 500® Index[2]	15.25	40.79	17.65	14.84	17.28
Bloomberg Barclays U.S. Aggregate Bond Index[3]	-1.60	-0.33	3.03	3.39	3.93

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For more recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index that covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors. Effective August 24, 2021, the index name was changed to Bloomberg U.S. Aggregate Bond Index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

1  |

GATEWAY EQUITY CALL PREMIUM FUND

Managers	Symbols

Daniel M. Ashcraft, CFA®	Class A GCPAX

Michael T. Buckius, CFA®	Class C GCPCX

Kenneth H. Toft, CFA®	Class N GCPNX

Mitchell J. Trotta, CFA®	Class Y GCPYX

Gateway Investment Advisers, LLC

Investment Goal

The Fund seeks total return with less risk than U.S. equity markets.

Average Annual Total Returns – June 30, 20214

	6 Months	1 Year	5 Years	Life of Class		Expense Ratios[5]
						Gross	Net

Class Y (Inception 9/30/14)				Class Y/A/C	Class N
NAV	11.41%	28.52%	9.58%	8.00%	—%	1.17%	0.95%

Class A (Inception 9/30/14)
NAV	11.27	28.16	9.31	7.72	—	1.43	1.20
With 5.75% Maximum Sales Charge	4.84	20.84	8.03	6.78	—

Class C (Inception 9/30/14)
NAV	10.90	27.21	8.49	6.94	—	2.17	1.95
With CDSC[1]	9.90	26.21	8.49	6.94	—

Class N (Inception 5/1/17)
NAV	11.44	28.61	—	—	9.06	1.29	0.90

Comparative Performance
Cboe S&P 500 BuyWrite Index (BXMSM)[2]	11.10	27.28	7.05	7.01	6.12
S&P 500® Index[3]	15.25	40.79	17.65	14.84	17.28
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The Cboe S&P 500 BuyWrite Index (BXMSM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500® Index (SPXSM) “covered” call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

3

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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MIROVA GLOBAL GREEN BOND FUND

Managers	Symbols

Marc Briand	Class A MGGAX

Charles Portier	Class N MGGNX

Bertrand Rocher	Class Y MGGYX

Mirova US LLC

Investment Goal

The Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds.

Average Annual Total Returns – June 30, 20212

	6 Months	1 Year	Life of Fund	Expense Ratios[3]
				Gross	Net

Class Y (Inception 2/28/17)
NAV	-1.78%	3.00%	4.06%	1.19%	0.73%

Class A (Inception 2/28/17)
NAV	-1.98	2.67	3.80	1.44	0.98
With 4.25% Maximum Sales Charge	-6.16	-1.70	2.78

Class N (Inception 2/28/17)
NAV	-1.84	3.04	4.12	1.08	0.68

Comparative Performance
Bloomberg Barclays MSCI Green Bond Index[1]	-2.12	0.97	4.35

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

The Bloomberg Barclays MSCI Green Bond Index provides a broad-based measure of global fixed-income securities issued to fund projects with direct environmental benefits according to MSCI ESG Research’s green bond criteria. The green bonds are primarily investment-grade, or may be classified by other sources when bond ratings are not available. The Index may include green bonds from the corporate, securitized, Treasury, or government-related sectors. Effective August 24, 2021, the index name was changed to Bloomberg MSCI Green Bond Index.

2	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3  |

MIROVA GLOBAL SUSTAINABLE EQUITY FUND

Managers	Symbols

Jens Peers, CFA®	Class A ESGMX

Hua Cheng, CFA®, PhD	Class C ESGCX

Amber Fairbanks, CFA®	Class N ESGNX

Mirova US LLC	Class Y ESGYX

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns – June 30, 20213

	6 Months	1 Year	5 Years	Life of Class		Expense Ratios[4]
						Gross	Net

Class Y (Inception 3/31/16)				Class Y/A/C	Class N
NAV	9.39%	36.57%	18.78%	17.61%	—%	0.99%	0.95%

Class A (Inception 3/31/16)
NAV	9.30	36.24	18.51	17.33	—	1.24	1.20
With 5.75% Maximum Sales Charge	3.04	28.40	17.12	16.01	—

Class C (Inception 3/31/16)
NAV	8.86	35.27	17.62	16.45	—	1.99	1.95
With CDSC[1]	7.86	34.27	17.62	16.45	—

Class N (Inception 5/1/17)
NAV	9.44	36.66		—	19.16	0.93	0.90

Comparative Performance
MSCI World Index (Net)[2]	13.05	39.04	14.83	10.65	13.97

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

MSCI World Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets. It is composed of common stocks of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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MIROVA INTERNATIONAL SUSTAINABLE EQUITY FUND

Managers	Symbols

Jens Peers, CFA®	Class A MRVAX

Hua Cheng, CFA® PhD	Class N MRVNX

Amber Fairbanks, CFA®	Class Y MRVYX

Mirova US LLC

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns – June 30, 20212

	6 Months	1 Year	Life of Fund	Expense Ratios[3]
				Gross	Net

Class Y (Inception 12/28/18)
NAV	4.76%	33.56%	21.81%	6.51%	1.00%

Class A (Inception 12/28/18)
NAV	4.63	33.27	21.50	5.69	1.26
With 5.75% Maximum Sales Charge	-1.38	25.57	18.66

Class N (Inception 12/28/18)
NAV	4.76	33.56	21.86	1.83	0.93

Comparative Performance
MSCI EAFE Index (Net)[1]	8.83	32.35	15.56

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index designed to measure large and mid-cap equity performance in developed markets, excluding the U.S. and Canada. The Index includes countries in Europe, Australasia, and the Far East.

2	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5  |

MIROVA U.S. SUSTAINABLE EQUITY FUND

Managers	Symbols

Jens Peers, CFA®	Class A MUSAX

Hua Cheng, CFA® PhD	Class C MUSCX

Amber Fairbanks, CFA®	Class N MUSNX

Mirova US LLC	Class Y MUSYX

Investment Goal

The Fund seeks long-term capital appreciation.

Total Returns – June 30, 20213

	6 Months	Life of Fund	Expense Ratios[4]
			Gross	Net

Class Y (Inception 12/15/20)
NAV	14.30%	16.70%	2.03%	0.80%

Class A (Inception 12/15/20)
NAV	14.20	16.60	2.28	1.05
With 5.75% Maximum Sales Charge	7.66	9.90

Class C (Inception 12/15/20)
NAV	13.71	16.10	3.03	1.80
With CDSC[1]	12.71	15.10

Class N (Inception 12/15/20)
NAV	14.40	16.80	1.88	0.75

Comparative Performance
S&P 500® Index[2]	15.25	17.23

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C share performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

7  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2021 through June 30, 2021. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning funds. If transaction costs were included, total costs would be higher.

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GATEWAY FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,072.40	$4.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66
Class C
Actual	$1,000.00	$1,068.30	$8.72
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50
Class N
Actual	$1,000.00	$1,073.90	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26
Class Y
Actual	$1,000.00	$1,073.40	$3.60
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.93%, 1.70%, 0.65% and 0.70% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

GATEWAY EQUITY CALL PREMIUM FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,112.70	$6.23
Hypothetical (5% return before expenses)	$1,000.00	$1,018.89	$5.96
Class C
Actual	$1,000.00	$1,109.00	$10.14
Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$9.69
Class N
Actual	$1,000.00	$1,114.40	$4.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51
Class Y
Actual	$1,000.00	$1,114.10	$4.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.19%, 1.94%, 0.90% and 0.94% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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MIROVA GLOBAL GREEN BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$980.20	$4.81
Hypothetical (5% return before expenses)	$1,000.00	$1,019.94	$4.91
Class N
Actual	$1,000.00	$981.60	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.41
Class Y
Actual	$1,000.00	$982.20	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.18	$3.66

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.98%, 0.68% and 0.73% for Class A, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

MIROVA GLOBAL SUSTAINABLE EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,093.00	$6.28
Hypothetical (5% return before expenses)	$1,000.00	$1,018.79	$6.06
Class C
Actual	$1,000.00	$1,088.60	$10.15
Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$9.79
Class N
Actual	$1,000.00	$1,094.40	$4.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51
Class Y
Actual	$1,000.00	$1,093.90	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.21%, 1.96%, 0.90% and 0.96% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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MIROVA INTERNATIONAL SUSTAINABLE EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,046.30	$6.14
Hypothetical (5% return before expenses)	$1,000.00	$1,018.79	$6.06
Class N
Actual	$1,000.00	$1,047.60	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56
Class Y
Actual	$1,000.00	$1,047.60	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.86

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.21%, 0.91% and 0.97% for Class A, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

MIROVA U.S. SUSTAINABLE EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,142.00	$5.58
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$1,137.10	$9.54
Hypothetical (5% return before expenses)	$1,000.00	$1,015.87	$9.00
Class N
Actual	$1,000.00	$1,144.00	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class Y
Actual	$1,000.00	$1,143.00	$4.25
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80%, 0.75% and 0.80% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

11  |

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting. The Mirova U.S. Sustainable Equity Fund was not included in the most recent annual review as the Fund’s initial board-approved investment advisory agreement is effective until December 15, 2022.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds where available, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2021. In the case of Gateway Equity Call Premium Fund, Gateway Fund and Mirova Global Green Bond Fund, the Board approved the Agreements with an amendment that reduced each Fund’s advisory fee effective July 1, 2021. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements.

|  12

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of Gateway Fund, Gateway Equity Call Premium Fund, Mirova Global Sustainable Equity Fund, Mirova Global Green Bond Fund and Mirova International Sustainable Equity Fund, (the “Existing Funds”) over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2020, each Existing Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Gateway Equity Call Premium Fund	31%	43%	15%
Gateway Fund	43%	70%	72%
Mirova Global Green Bond Fund	47%	40%	N/A
Mirova Global Sustainable Equity Fund	17%	15%	N/A
Mirova International Sustainable Equity Fund	3%	N/A	N/A

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance (i.e., for periods ending March 31, 2021) had improved relative to its category; (3) that the Fund’s shorter-term performance has been strong relative to its category; and (4) that the Fund’s performance had been consistent with its investment objective of earning positive returns while meaningfully reducing equity market volatility, such that its performance relative to its category would be expected to lag in certain market conditions. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the Covid-19 crisis.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for all of the Funds under their expense limitation agreements. They further noted that management had proposed to reduce the expense limitations for Gateway Equity Call Premium Fund and Mirova Global Green Bond Fund on all share classes, effective as of July 1, 2021. The Trustees also noted that management had proposed to reduce the advisory fee rate for each of Gateway Equity Call Premium Fund, Gateway Fund and Mirova Global Green Bond Fund.

13  |

The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) that management had proposed to reduce the expense limitations of the Fund; (2) that management had proposed to reduce the advisory fee of the Fund; and (3) that the advisory fee was only one basis point higher than the median of a peer group of funds.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that Gateway Fund, had breakpoints in its advisory fees and that the Fund was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitations for Gateway Equity Call Premium Fund and Mirova Global Green Bond Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment certain Advisers had made into their businesses.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, reflecting the reduction in the advisory fee for each of Gateway Equity Call Premium Fund, Gateway Fund and Mirova Global Green Bond Fund, should be continued through June 30, 2022.

|  14

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2020 and ending December 31, 2020 (including updates through June 30, 2021)

Effective December 1, 2018 (December 28, 2018 for Mirova International Sustainable Equity Fund and December 15, 2020 for Mirova U.S. Sustainable Equity Fund), the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser of the Fund.

In accordance with the Program, each of the Funds’ portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). None of the Funds has established an HLIM.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

During the period January 1, 2021 through June 30, 2021, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

15  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks — 99.3% of Net Assets
	Aerospace & Defense — 1.5%
148,078	Boeing Co. (The)(a)(b)	$35,473,566
41,278	HEICO Corp.(b)	5,754,979
552,963	Raytheon Technologies Corp.(b)	47,173,273
26,442	Teledyne Technologies, Inc.(a)(b)	11,074,703
24,274	TransDigm Group, Inc.(a)(b)	15,712,317

		115,188,838

	Air Freight & Logistics — 0.7%
216,722	United Parcel Service, Inc., Class B(b)	45,071,674
36,648	XPO Logistics, Inc.(a)(b)	5,126,689

		50,198,363

	Airlines — 0.3%
153,012	Alaska Air Group, Inc.(a)(b)	9,228,154
399,876	JetBlue Airways Corp.(a)(b)	6,709,919
144,851	United Airlines Holdings, Inc.(a)(b)	7,574,259

		23,512,332

	Auto Components — 0.1%
36,852	Autoliv, Inc.(b)	3,602,651
106,265	Goodyear Tire & Rubber Co. (The)(a)(b)	1,822,445

		5,425,096

	Automobiles — 2.0%
1,495,937	Ford Motor Co.(a)(b)	22,229,624
339,114	General Motors Co.(a)(b)	20,065,375
156,098	Tesla, Inc.(a)(b)	106,099,811

		148,394,810

	Banks — 4.5%
266,138	Associated Banc-Corp(b)	5,450,506
2,238,164	Bank of America Corp.(b)	92,279,502
607,150	Citigroup, Inc.(b)	42,955,862
1,055,567	Huntington Bancshares, Inc.(b)	15,062,941
878,394	JPMorgan Chase & Co.(b)	136,625,403
106,660	Old National Bancorp(b)	1,878,282
16,401	Signature Bank(b)	4,028,906
980,841	Wells Fargo & Co.(b)	44,422,289

		342,703,691

	Beverages — 1.3%
392,260	Keurig Dr Pepper, Inc.(b)	13,823,243
254,709	Monster Beverage Corp.(a)(b)	23,267,667
429,766	PepsiCo, Inc.(b)	63,678,428

		100,769,338

	Biotechnology — 1.8%
476,369	AbbVie, Inc.(b)	53,658,204
156,204	Amgen, Inc.(b)	38,074,725
49,083	Biogen, Inc.(a)(b)	16,995,970
16,975	Exact Sciences Corp.(a)(b)	2,110,162
36,830	Ionis Pharmaceuticals, Inc.(a)(b)	1,469,149
21,063	Seagen, Inc.(a)(b)	3,325,427
98,419	Vertex Pharmaceuticals, Inc.(a)(b)	19,844,223

		135,477,860

	Building Products — 0.3%
355,197	Carrier Global Corp.(b)	17,262,574
20,800	Lennox International, Inc.(b)	7,296,640

		24,559,214

	Capital Markets — 2.1%
404,895	Charles Schwab Corp. (The)(b)	29,480,405
14,601	FactSet Research Systems, Inc.(b)	4,900,242
247,065	Intercontinental Exchange, Inc.(b)	29,326,615
507,716	Morgan Stanley(b)	46,552,480
	Capital Markets — continued
41,804	MSCI, Inc.(b)	$22,284,876
58,940	S&P Global, Inc.(b)	24,191,923

		156,736,541

	Chemicals — 1.5%
83,434	Ashland Global Holdings, Inc.(b)	7,300,475
104,391	Celanese Corp.(b)	15,825,676
335,148	Corteva, Inc.(b)	14,863,814
295,277	Dow, Inc.(b)	18,685,128
125,392	Eastman Chemical Co.(b)	14,639,516
31,084	Ingevity Corp.(a)(b)	2,528,994
167,820	LyondellBasell Industries NV, Class A(b)	17,263,643
192,960	Mosaic Co. (The)(b)	6,157,354
115,834	Olin Corp.(b)	5,358,481
95,921	RPM International, Inc.(b)	8,506,274
195,010	Valvoline, Inc.(b)	6,330,025

		117,459,380

	Commercial Services & Supplies — 0.8%
122,157	Copart, Inc.(a)(b)	16,103,957
69,341	Waste Connections, Inc.(b)	8,281,396
244,724	Waste Management, Inc.(b)	34,288,280

		58,673,633

	Communications Equipment — 0.9%
1,344,808	Cisco Systems, Inc.(b)	71,274,824

	Construction Materials — 0.2%
43,244	Martin Marietta Materials, Inc.(b)	15,213,672

	Consumer Finance — 0.6%
121,623	Ally Financial, Inc.(b)	6,061,690
180,444	Discover Financial Services(b)	21,344,721
445,997	Synchrony Financial(b)	21,639,775

		49,046,186

	Containers & Packaging — 0.6%
73,855	Avery Dennison Corp.(b)	15,527,275
86,722	Crown Holdings, Inc.(b)	8,863,856
120,681	Sonoco Products Co.(b)	8,073,559
213,615	WestRock Co.(b)	11,368,590

		43,833,280

	Distributors — 0.2%
107,529	Genuine Parts Co.(b)	13,599,193

	Diversified Consumer Services — 0.1%
67,454	Service Corp. International(b)	3,614,860

	Diversified Financial Services — 1.7%
432,825	Berkshire Hathaway, Inc., Class B(a)(b)	120,290,724
133,431	Voya Financial, Inc.(b)	8,206,007

		128,496,731

	Diversified Telecommunication Services — 1.3%
1,490,745	AT&T, Inc.(b)	42,903,641
119,721	Liberty Global PLC, Class C(a)(b)	3,237,256
992,618	Verizon Communications, Inc.(b)	55,616,386

		101,757,283

	Electric Utilities — 1.0%
323,243	Alliant Energy Corp.(b)	18,024,030
396,896	American Electric Power Co., Inc.(b)	33,573,433
198,810	Evergy, Inc.(b)	12,014,088
272,603	FirstEnergy Corp.(b)	10,143,557
154,286	OGE Energy Corp.(b)	5,191,724

		78,946,832

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Electrical Equipment — 0.5%
197,284	Eaton Corp. PLC(b)	$29,233,543
50,567	Hubbell, Inc.(b)	9,447,938

		38,681,481

	Electronic Equipment, Instruments & Components — 0.7%
97,069	CDW Corp.(b)	16,953,101
375,436	Corning, Inc.(b)	15,355,332
60,225	Trimble, Inc.(a)(b)	4,928,212
33,350	Zebra Technologies Corp., Class A(a)(b)	17,658,492

		54,895,137

	Energy Equipment & Services — 0.2%
448,161	Halliburton Co.(b)	10,361,482
168,318	Helmerich & Payne, Inc.(b)	5,492,217

		15,853,699

	Entertainment — 1.9%
81,510	Live Nation Entertainment, Inc.(a)(b)	7,139,461
109,443	Netflix, Inc.(a)(b)	57,808,887
6,573	Roku, Inc.(a)(b)	3,018,650
451,374	Walt Disney Co. (The)(a)(b)	79,338,008

		147,305,006

	Food & Staples Retailing — 1.5%
26,487	Casey’s General Stores, Inc.(b)	5,155,430
133,502	Costco Wholesale Corp.(b)	52,822,736
20,166	U.S. Foods Holding Corp.(a)	773,568
405,865	Walmart, Inc.(b)	57,235,082

		115,986,816

	Food Products — 0.8%
94,003	Bunge Ltd.(b)	7,346,334
97,614	Lamb Weston Holdings, Inc.(b)	7,873,545
698,295	Mondelez International, Inc., Class A(b)	43,601,540
43,185	Post Holdings, Inc.(a)(b)	4,684,277

		63,505,696

	Gas Utilities — 0.0%
76,973	UGI Corp.(b)	3,564,620

	Health Care Equipment & Supplies — 3.0%
496,897	Abbott Laboratories(b)	57,605,269
233,533	Baxter International, Inc.(b)	18,799,406
554,460	Boston Scientific Corp.(a)(b)	23,708,710
257,529	Edwards Lifesciences Corp.(a)(b)	26,672,278
13,103	Insulet Corp.(a)(b)	3,596,905
41,413	Intuitive Surgical, Inc.(a)(b)	38,085,051
308,944	Medtronic PLC(b)	38,349,219
55,109	STERIS PLC(b)	11,368,987
29,772	Teleflex, Inc.(b)	11,962,092

		230,147,917

	Health Care Providers & Services — 2.8%
83,702	Anthem, Inc.(b)	31,957,424
415,326	CVS Health Corp.(b)	34,654,801
120,815	HCA Healthcare, Inc.(b)	24,977,293
16,707	Molina Healthcare, Inc.(a)(b)	4,227,873
263,072	UnitedHealth Group, Inc.(b)	105,344,552
65,316	Universal Health Services, Inc., Class B(b)	9,564,222

		210,726,165

	Health Care Technology — 0.1%
35,189	Veeva Systems, Inc., Class A(a)(b)	10,942,020

	Hotels, Restaurants & Leisure — 1.7%
10,433	Booking Holdings, Inc.(a)(b)	22,828,343
17,939	DraftKings, Inc., Class A(a)(b)	935,878
153,850	Hilton Grand Vacations, Inc.(a)(b)	6,367,852
168,770	Hilton Worldwide Holdings, Inc.(a)(b)	20,357,037
	Hotels, Restaurants & Leisure — continued
228,480	McDonald’s Corp.(b)	$52,776,595
46,928	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)(b)	777,597
31,176	Penn National Gaming, Inc.(a)(b)	2,384,652
163,196	Restaurant Brands International, Inc.(b)	10,516,350
12,225	Vail Resorts, Inc.(a)(b)	3,869,457
208,390	Wendy’s Co. (The)(b)	4,880,494

		125,694,255

	Household Durables — 0.3%
205,127	Newell Brands, Inc.(b)	5,634,839
2,420	NVR, Inc.(a)(b)	12,035,386
47,442	Toll Brothers, Inc.(b)	2,742,622

		20,412,847

	Household Products — 1.4%
93,008	Clorox Co. (The)(b)	16,733,069
657,113	Procter & Gamble Co. (The)(b)	88,664,257

		105,397,326

	Industrial Conglomerates — 1.5%
205,207	3M Co.(b)	40,760,266
1,968,617	General Electric Co.(b)	26,497,585
213,732	Honeywell International, Inc.(b)	46,882,114

		114,139,965

	Insurance — 1.9%
577,052	Aflac, Inc.(b)	30,964,610
164,123	Allstate Corp. (The)(b)	21,408,204
62,761	American Financial Group, Inc.(b)	7,827,552
103,353	Aon PLC, Class A(b)	24,676,562
117,173	Arch Capital Group Ltd.(a)(b)	4,562,717
187,556	Arthur J. Gallagher & Co.(b)	26,272,845
104,917	Brown & Brown, Inc.(b)	5,575,289
74,687	Fidelity National Financial, Inc.(b)	3,245,897
94,456	Lincoln National Corp.(b)	5,935,615
3,155	Markel Corp.(a)(b)	3,744,070
25,430	RenaissanceRe Holdings Ltd.(b)	3,784,493
245,220	Unum Group(b)	6,964,248

		144,962,102

	Interactive Media & Services — 6.6%
29,078	Alphabet, Inc., Class A(a)(b)	71,002,370
92,726	Alphabet, Inc., Class C(a)(b)	232,401,028
527,710	Facebook, Inc., Class A(a)(b)	183,490,044
15,605	Match Group, Inc.(a)(b)	2,516,306
154,654	Twitter, Inc.(a)(b)	10,641,742
15,415	Zillow Group, Inc., Class C(a)(b)	1,884,021

		501,935,511

	Internet & Direct Marketing Retail — 4.3%
92,990	Amazon.com, Inc.(a)(b)	319,900,478
2,538	MercadoLibre, Inc.(a)(b)	3,953,671

		323,854,149

	IT Services — 5.0%
147,645	Automatic Data Processing, Inc.(b)	29,325,250
14,418	EPAM Systems, Inc.(a)(b)	7,367,021
202,834	Fidelity National Information Services, Inc.(b)	28,735,493
175,704	MasterCard, Inc., Class A(b)	64,147,773
201,842	Paychex, Inc.(b)	21,657,646
302,437	PayPal Holdings, Inc.(a)(b)	88,154,337
2,168	Shopify, Inc., Class A(a)(b)	3,167,405
15,642	Square, Inc., Class A(a)(b)	3,813,520
8,665	Twilio, Inc., Class A(a)(b)	3,415,396
84,449	VeriSign, Inc.(a)(b)	19,228,193
471,372	Visa, Inc., Class A(b)	110,216,201

		379,228,235

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Leisure Products — 0.0%
1,696	Polaris, Inc.	$232,284

	Life Sciences Tools & Services — 1.0%
50,834	Illumina, Inc.(a)(b)	24,055,157
41,808	PRA Health Sciences, Inc.(a)(b)	6,907,100
89,614	Thermo Fisher Scientific, Inc.(b)	45,207,574

		76,169,831

	Machinery — 1.8%
183,760	Caterpillar, Inc.(b)	39,991,689
89,903	Cummins, Inc.(b)	21,919,250
93,353	Deere & Co.(b)	32,926,537
62,061	Parker-Hannifin Corp.(b)	19,059,554
121,067	Pentair PLC(b)	8,170,812
37,954	Snap-on, Inc.(b)	8,480,062
63,733	Timken Co. (The)(b)	5,136,242

		135,684,146

	Media — 1.2%
1,105,162	Comcast Corp., Class A(b)	63,016,337
54,224	Discovery, Inc., Series A(a)(b)	1,663,593
33,220	Liberty Broadband Corp., Class C(a)(b)	5,768,985
230,860	News Corp., Class B(b)	5,621,441
153,823	Omnicom Group, Inc.(b)	12,304,302
532,406	Sirius XM Holdings, Inc.(b)	3,481,935

		91,856,593

	Metals & Mining — 0.4%
283,427	Freeport-McMoRan, Inc.(b)	10,517,976
111,978	Southern Copper Corp.(b)	7,202,425
172,113	Steel Dynamics, Inc.(b)	10,257,935
81,631	Worthington Industries, Inc.(b)	4,994,184

		32,972,520

	Multi-Utilities — 1.3%
365,428	Ameren Corp.(b)	29,248,857
301,545	CenterPoint Energy, Inc.(b)	7,393,884
334,590	Consolidated Edison, Inc.(b)	23,996,795
335,214	Public Service Enterprise Group, Inc.(b)	20,025,684
227,581	WEC Energy Group, Inc.(b)	20,243,330

		100,908,550

	Multiline Retail — 0.6%
44,499	Nordstrom, Inc.(a)(b)	1,627,328
182,363	Target Corp.(b)	44,084,432

		45,711,760

	Oil, Gas & Consumable Fuels — 2.7%
61,621	Cheniere Energy, Inc.(a)(b)	5,345,005
518,320	Chevron Corp.(b)	54,288,837
511,581	ConocoPhillips(b)	31,155,283
140,081	EOG Resources, Inc.(b)	11,688,359
927,867	Exxon Mobil Corp.(b)	58,529,850
61,556	HollyFrontier Corp.(b)	2,025,192
305,065	Occidental Petroleum Corp.(b)	9,539,383
226,052	ONEOK, Inc.(b)	12,577,533
199,417	Phillips 66(b)	17,113,967

		202,263,409

	Personal Products — 0.0%
29,528	Herbalife Nutrition Ltd.(a)(b)	1,557,011

	Pharmaceuticals — 3.9%
648,038	Bristol-Myers Squibb Co.(b)	43,301,899
213,933	Eli Lilly & Co.(b)	49,101,902
1,556	Jazz Pharmaceuticals PLC(a)	276,408
590,946	Johnson & Johnson(b)	97,352,444
597,588	Merck & Co., Inc.(b)	46,474,419
	Pharmaceuticals — continued
59,758	Organon & Co.(a)(b)	$1,808,277
1,353,932	Pfizer, Inc.(b)	53,019,977
268,191	Viatris, Inc.(b)	3,832,450

		295,167,776

	Professional Services — 0.4%
12,340	Booz Allen Hamilton Holding Corp.(b)	1,051,121
97,840	CoStar Group, Inc.(a)(b)	8,103,109
66,516	Leidos Holdings, Inc.(b)	6,724,768
46,675	ManpowerGroup, Inc.(b)	5,550,124
53,234	TransUnion(b)	5,845,625

		27,274,747

	REITs – Apartments — 0.6%
252,006	American Homes 4 Rent, Class A(b)	9,790,433
85,332	Camden Property Trust(b)	11,320,997
346,842	Invitation Homes, Inc.(b)	12,933,738
265,036	UDR, Inc.(b)	12,981,463

		47,026,631

	REITs – Diversified — 0.7%
115,876	American Tower Corp.(b)	31,302,743
361,090	Duke Realty Corp.(b)	17,097,611
87,309	W.P. Carey, Inc.(b)	6,514,998

		54,915,352

	REITs – Health Care — 0.3%
260,504	Healthcare Realty Trust, Inc.(b)	7,867,221
453,565	Medical Properties Trust, Inc.(b)	9,116,657
194,772	Sabra Health Care REIT, Inc.(b)	3,544,850

		20,528,728

	REITs – Manufactured Homes — 0.3%
143,552	Equity LifeStyle Properties, Inc.(b)	10,667,349
48,503	Sun Communities, Inc.(b)	8,313,414

		18,980,763

	REITs – Mortgage — 0.1%
645,874	Annaly Capital Management, Inc.(b)	5,735,361

	REITs – Office Property — 0.2%
188,262	Douglas Emmett, Inc.(b)	6,329,368
95,448	Kilroy Realty Corp.(b)	6,646,999
52,998	Mack-Cali Realty Corp.(b)	908,916

		13,885,283

	REITs – Regional Malls — 0.2%
96,120	Simon Property Group, Inc.(b)	12,541,738

	REITs – Single Tenant — 0.1%
144,199	National Retail Properties, Inc.(b)	6,760,049

	REITs – Storage — 0.1%
127,880	CubeSmart(b)	5,923,402

	Road & Rail — 1.0%
115,540	Canadian Pacific Railway Ltd.(b)	8,886,181
1,067,511	CSX Corp.(b)	34,245,753
47,741	J.B. Hunt Transport Services, Inc.(b)	7,779,396
47,143	Lyft, Inc., Class A(a)(b)	2,851,209
62,946	Old Dominion Freight Line, Inc.(b)	15,975,695
53,335	Uber Technologies, Inc.(a)(b)	2,673,150

		72,411,384

	Semiconductors & Semiconductor Equipment — 5.9%
326,538	Advanced Micro Devices, Inc.(a)(b)	30,671,714
170,421	Analog Devices, Inc.(b)	29,339,679
150,435	Applied Materials, Inc.(b)	21,421,944
100,260	Broadcom, Inc.(b)	47,807,979
950,972	Intel Corp.(b)	53,387,568

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
83,719	Marvell Technology, Inc.(b)	$4,883,329
304,535	Micron Technology, Inc.(a)(b)	25,879,384
154,967	NVIDIA Corp.(b)	123,989,097
26,376	NXP Semiconductors NV(b)	5,426,071
297,317	QUALCOMM, Inc.(b)	42,495,519
106,600	Teradyne, Inc.(b)	14,280,136
271,612	Texas Instruments, Inc.(b)	52,230,988

		451,813,408

	Software — 9.4%
140,675	Adobe, Inc.(a)(b)	82,384,907
10,167	Black Knight, Inc.(a)	792,823
188,193	Cadence Design Systems, Inc.(a)(b)	25,748,566
78,761	Fortinet, Inc.(a)(b)	18,760,083
1,626,204	Microsoft Corp.(b)	440,538,664
114,308	Nuance Communications, Inc.(a)(b)	6,222,928
528,422	Oracle Corp.(b)	41,132,368
15,761	Palo Alto Networks, Inc.(a)(b)	5,848,119
16,956	Paycom Software, Inc.(a)(b)	6,162,997
41,380	PTC, Inc.(a)(b)	5,845,339
177,844	salesforce.com, Inc.(a)(b)	43,441,954
52,154	ServiceNow, Inc.(a)(b)	28,661,231
21,371	SS&C Technologies Holdings, Inc.(b)	1,539,994
22,602	Workday, Inc., Class A(a)(b)	5,396,001
6,930	Zoom Video Communications, Inc., Class A(a)(b)	2,682,118

		715,158,092

	Specialty Retail — 2.0%
112,737	American Eagle Outfitters, Inc.(b)	4,231,019
17,696	Burlington Stores, Inc.(a)(b)	5,697,935
38,409	Foot Locker, Inc.(b)	2,367,147
288,745	Home Depot, Inc. (The)(b)	92,077,893
244,064	Lowe’s Cos., Inc.(b)	47,341,094

		151,715,088

	Technology Hardware, Storage & Peripherals — 6.1%
3,374,984	Apple, Inc.(b)	462,237,809
38,399	Dell Technologies, Inc., Class C(a)(b)	3,827,228

		466,065,037

	Textiles, Apparel & Luxury Goods — 0.7%
16,507	Lululemon Athletica, Inc.(a)(b)	6,024,560
301,320	NIKE, Inc., Class B(b)	46,550,927

		52,575,487

	Tobacco — 0.6%
882,255	Altria Group, Inc.(b)	42,065,918

	Trading Companies & Distributors — 0.0%
29,008	GATX Corp.(b)	2,566,338

	Total Common Stocks (Identified Cost $2,845,279,991)	7,542,581,590

	Total Purchased Options — 0.6% (Identified Cost $78,392,104) (see detail below)	44,580,160

Principal Amount	Description	Value (†)
Short-Term Investments — 1.8%
$139,028,134	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $139,028,134 on 7/01/2021 collateralized by $14,931,100 U.S. Treasury Bond, 1.125% due 8/15/2040 valued at $12,849,726; $114,530,600 U.S. Treasury Inflation Indexed Note, 0.125% due 4/15/2022 valued at $128,959,035 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $139,028,134)	$139,028,134

	Total Investments — 101.7% (Identified Cost $3,062,700,229)	7,726,189,884
	Other assets less liabilities — (1.7)%	(128,625,737)

	Net Assets — 100.0%	$7,597,564,147

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Gateway Fund – (continued)

Purchased Options — 0.6%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 0.6%
S&P 500® Index, Put(a)	8/20/2021	3,725	2,598	$1,116,490,500	$12,531,453	$2,948,730
S&P 500® Index, Put(a)	8/20/2021	3,800	1,972	847,467,000	5,197,277	2,741,080
S&P 500® Index, Put(a)	9/17/2021	3,725	2,598	1,116,490,500	14,072,067	6,196,230
S&P 500® Index, Put(a)	9/17/2021	3,750	2,599	1,116,920,250	13,014,492	6,588,465
S&P 500® Index, Put(a)	9/17/2021	3,775	2,406	1,033,978,500	9,634,827	6,496,200
S&P 500® Index, Put(a)	9/17/2021	3,800	2,599	1,116,920,250	12,219,198	7,459,130
S&P 500® Index, Put(a)	10/15/2021	3,825	2,599	1,116,920,250	11,722,790	12,150,325

Total					$78,392,104	$44,580,160

Written Options — (1.8%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (1.8%)
S&P 500® Index, Call	7/16/2021	4,275	(1,930)	$(829,417,500)	$(14,106,076)	$(9,312,250)
S&P 500® Index, Call	7/16/2021	4,300	(1,930)	(829,417,500)	(12,244,980)	(6,050,550)
S&P 500® Index, Call	7/30/2021	4,300	(1,930)	(829,417,500)	(7,859,925)	(9,997,400)
S&P 500® Index, Call	8/20/2021	4,225	(1,931)	(829,847,250)	(20,001,200)	(24,089,225)
S&P 500® Index, Call	8/20/2021	4,250	(1,930)	(829,417,500)	(18,069,837)	(20,486,950)
S&P 500® Index, Call	8/20/2021	4,300	(1,930)	(829,417,500)	(12,020,521)	(13,934,600)
S&P 500® Index, Call	9/17/2021	4,275	(1,930)	(829,417,500)	(16,824,376)	(22,503,800)
S&P 500® Index, Call	9/17/2021	4,300	(1,930)	(829,417,500)	(18,076,120)	(19,415,800)
S&P 500® Index, Call	9/17/2021	4,350	(1,930)	(829,417,500)	(13,626,765)	(13,934,600)

Total					$(132,829,800)	$(139,725,175)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2021 (Unaudited)

Software	9.4%
Interactive Media & Services	6.6
Technology Hardware, Storage & Peripherals	6.1
Semiconductors & Semiconductor Equipment	5.9
IT Services	5.0
Banks	4.5
Internet & Direct Marketing Retail	4.3
Pharmaceuticals	3.9
Health Care Equipment & Supplies	3.0
Health Care Providers & Services	2.8
Oil, Gas & Consumable Fuels	2.7
Capital Markets	2.1
Specialty Retail	2.0
Automobiles	2.0
Other Investments, less than 2% each	39.6
Short-Term Investments	1.8

Total Investments	101.7
Other assets less liabilities (including open written options)	(1.7)

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 98.8% of Net Assets
	Aerospace & Defense — 1.5%
1,766	Boeing Co. (The)(a)(b)	$423,063
258	Huntington Ingalls Industries, Inc.(b)	54,374
950	Lockheed Martin Corp.(b)	359,432
4,626	Raytheon Technologies Corp.(b)	394,644

		1,231,513

	Air Freight & Logistics — 0.5%
1,067	FedEx Corp.(b)	318,318
492	XPO Logistics, Inc.(a)(b)	68,826

		387,144

	Airlines — 0.3%
3,943	Delta Air Lines, Inc.(a)(b)	170,574
5,618	JetBlue Airways Corp.(a)(b)	94,270

		264,844

	Auto Components — 0.2%
858	Adient PLC(a)(b)	38,782
884	Gentex Corp.(b)	29,252
343	Lear Corp.(b)	60,121
507	Magna International, Inc.(b)	46,968

		175,123

	Automobiles — 1.7%
14,025	Ford Motor Co.(a)(b)	208,411
1,751	Tesla, Inc.(a)(b)	1,190,155

		1,398,566

	Banks — 4.6%
21,899	Bank of America Corp.(b)	902,896
5,549	Citigroup, Inc.(b)	392,592
1,199	Comerica, Inc.(b)	85,537
491	East West Bancorp, Inc.(b)	35,200
5,480	Fifth Third Bancorp(b)	209,500
957	First Republic Bank(b)	179,122
8,001	JPMorgan Chase & Co.(b)	1,244,475
375	SVB Financial Group(a)(b)	208,661
9,552	Wells Fargo & Co.(b)	432,610

		3,690,593

	Beverages — 1.5%
11,338	Coca-Cola Co. (The)(b)	613,499
4,144	PepsiCo, Inc.(b)	614,017

		1,227,516

	Biotechnology — 1.8%
4,002	AbbVie, Inc.(b)	450,785
830	Alexion Pharmaceuticals, Inc.(a)(b)	152,479
138	Alnylam Pharmaceuticals, Inc.(a)(b)	23,394
1,455	Amgen, Inc.(b)	354,656
497	Biogen, Inc.(a)(b)	172,096
3,458	Gilead Sciences, Inc.(b)	238,118
228	Seagen, Inc.(a)(b)	35,997

		1,427,525

	Building Products — 0.9%
1,115	A.O. Smith Corp.(b)	80,347
3,328	Carrier Global Corp.(b)	161,741
1,240	Fortune Brands Home & Security, Inc.(b)	123,517
4,110	Johnson Controls International PLC(b)	282,069
203	Lennox International, Inc.(b)	71,212

		718,886

	Capital Markets — 2.8%
4,133	Bank of New York Mellon Corp. (The)(b)	211,734
498	BlackRock, Inc.(b)	435,735
	Capital Markets — continued
4,119	Charles Schwab Corp. (The)(b)	$299,904
237	FactSet Research Systems, Inc.(b)	79,540
1,192	Goldman Sachs Group, Inc. (The)(b)	452,400
5,055	Morgan Stanley(b)	463,493
429	MSCI, Inc.(b)	228,691
685	Raymond James Financial, Inc.(b)	88,981

		2,260,478

	Chemicals — 1.6%
849	AdvanSix, Inc.(a)(b)	25,351
922	Air Products & Chemicals, Inc.(b)	265,241
729	Ashland Global Holdings, Inc.(b)	63,788
2,066	Huntsman Corp.(b)	54,790
1,689	Linde PLC(b)	488,290
897	Nutrien Ltd.(b)	54,367
1,304	PPG Industries, Inc.(b)	221,380
848	RPM International, Inc.(b)	75,201
1,880	Valvoline, Inc.(b)	61,025

		1,309,433

	Commercial Services & Supplies — 0.4%
386	Waste Connections, Inc.(b)	46,100
2,066	Waste Management, Inc.(b)	289,467

		335,567

	Communications Equipment — 0.9%
1,006	Ciena Corp.(a)(b)	57,231
11,268	Cisco Systems, Inc.(b)	597,204
3,169	Telefonaktiebolaget LM Ericsson, Sponsored ADR(b)	39,866

		694,301

	Consumer Finance — 0.5%
2,148	Ally Financial, Inc.(b)	107,056
6,190	Synchrony Financial(b)	300,339

		407,395

	Containers & Packaging — 0.4%
975	Crown Holdings, Inc.(b)	99,655
741	Packaging Corp. of America(b)	100,346
1,908	WestRock Co.(b)	101,544

		301,545

	Diversified Financial Services — 1.6%
4,674	Berkshire Hathaway, Inc., Class B(a)(b)	1,298,998

	Diversified Telecommunication Services — 1.4%
17,475	AT&T, Inc.(b)	502,931
11,149	Verizon Communications, Inc.(b)	624,678

		1,127,609

	Electric Utilities — 1.4%
4,416	Alliant Energy Corp.(b)	246,236
3,734	American Electric Power Co., Inc.(b)	315,859
1,600	Evergy, Inc.(b)	96,688
1,669	OGE Energy Corp.(b)	56,162
6,509	Southern Co. (The)(b)	393,860

		1,108,805

	Electrical Equipment — 0.6%
378	Acuity Brands, Inc.(b)	70,697
2,795	Emerson Electric Co.(b)	268,991
403	Hubbell, Inc.(b)	75,297
1,368	Sensata Technologies Holding PLC(a)(b)	79,303

		494,288

	Electronic Equipment, Instruments & Components — 0.6%
512	Arrow Electronics, Inc.(a)(b)	58,281
1,274	Avnet, Inc.(b)	51,062

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — continued
811	CDW Corp.(b)	$141,641
4,536	Flex Ltd.(a)(b)	81,058
1,991	Trimble, Inc.(a)(b)	162,924

		494,966

	Energy Equipment & Services — 0.1%
6,809	NOV, Inc.(a)(b)	104,314

	Entertainment — 2.0%
2,167	Activision Blizzard, Inc.(b)	206,818
760	Live Nation Entertainment, Inc.(a)(b)	66,568
200	Madison Square Garden Entertainment Corp.(a)(b)	16,794
121	Madison Square Garden Sports Corp.(a)(b)	20,881
1,085	Netflix, Inc.(a)(b)	573,108
51	Roku, Inc.(a)(b)	23,422
4,083	Walt Disney Co. (The)(a)(b)	717,669

		1,625,260

	Food & Staples Retailing — 1.6%
1,190	Costco Wholesale Corp.(b)	470,847
2,216	Sysco Corp.(b)	172,294
2,290	Walgreens Boots Alliance, Inc.(b)	120,477
3,511	Walmart, Inc.(b)	495,121

		1,258,739

	Food Products — 0.7%
1,143	Bunge Ltd.(b)	89,326
1,836	Hain Celestial Group, Inc. (The)(a)(b)	73,660
614	Ingredion, Inc.(b)	55,567
2,919	Kellogg Co.(b)	187,779
854	Post Holdings, Inc.(a)(b)	92,633
1,107	TreeHouse Foods, Inc.(a)(b)	49,284

		548,249

	Gas Utilities — 0.2%
1,197	Atmos Energy Corp.(b)	115,044
1,531	UGI Corp.(b)	70,900

		185,944

	Health Care Equipment & Supplies — 3.0%
4,804	Abbott Laboratories(b)	556,928
1,359	Alcon, Inc.	95,483
285	Align Technology, Inc.(a)(b)	174,135
336	Cooper Cos., Inc. (The)(b)	133,147
388	Hill-Rom Holdings, Inc.(b)	44,073
1,558	Hologic, Inc.(a)(b)	103,950
466	IDEXX Laboratories, Inc.(a)(b)	294,302
4,542	Medtronic PLC(b)	563,798
898	ResMed, Inc.(b)	221,375
583	STERIS PLC(b)	120,273
362	Teleflex, Inc.(b)	145,448

		2,452,912

	Health Care Providers & Services — 2.4%
821	Anthem, Inc.(b)	313,458
2,580	Centene Corp.(a)(b)	188,159
1,142	Cigna Corp.(b)	270,734
2,386	MEDNAX, Inc.(a)(b)	71,938
260	Molina Healthcare, Inc.(a)(b)	65,795
2,520	UnitedHealth Group, Inc.(b)	1,009,109

		1,919,193

	Health Care Technology — 0.2%
428	Veeva Systems, Inc., Class A(a)(b)	133,087

	Hotels, Restaurants & Leisure — 2.2%
113	Booking Holdings, Inc.(a)(b)	247,254
2,667	Carnival Corp.(a)(b)	70,302
	Hotels, Restaurants & Leisure — continued
159	Domino’s Pizza, Inc.(b)	$74,172
748	Hilton Grand Vacations, Inc.(a)(b)	30,960
1,489	Hilton Worldwide Holdings, Inc.(a)(b)	179,603
1,858	Las Vegas Sands Corp.(a)(b)	97,898
1,761	McDonald’s Corp.(b)	406,773
374	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)(b)	6,197
2,401	MGM Resorts International(b)	102,403
1,539	Norwegian Cruise Line Holdings Ltd.(a)(b)	45,262
1,408	Restaurant Brands International, Inc.(b)	90,732
3,495	Starbucks Corp.(b)	390,776
11	Vail Resorts, Inc.(a)(b)	3,482

		1,745,814

	Household Durables — 0.4%
1,384	Leggett & Platt, Inc.(b)	71,705
2,069	PulteGroup, Inc.(b)	112,905
2,218	Toll Brothers, Inc.(b)	128,223

		312,833

	Household Products — 1.4%
627	Clorox Co. (The)(b)	112,804
7,392	Procter & Gamble Co. (The)(b)	997,402

		1,110,206

	Industrial Conglomerates — 1.2%
2,186	3M Co.(b)	434,205
2,420	Honeywell International, Inc.(b)	530,827

		965,032

	Insurance — 1.3%
3,115	Arch Capital Group Ltd.(a)(b)	121,298
1,501	Chubb Ltd.(b)	238,569
642	Cincinnati Financial Corp.(b)	74,870
5,403	Manulife Financial Corp.(b)	106,439
2,318	Prudential Financial, Inc.(b)	237,525
301	RenaissanceRe Holdings Ltd.(b)	44,795
801	Willis Towers Watson PLC(b)	184,246

		1,007,742

	Interactive Media & Services — 6.5%
662	Alphabet, Inc., Class A(a)(b)	1,616,465
663	Alphabet, Inc., Class C(a)(b)	1,661,690
5,342	Facebook, Inc., Class A(a)(b)	1,857,467
378	Match Group, Inc.(a)(b)	60,952

		5,196,574

	Internet & Direct Marketing Retail — 4.3%
970	Amazon.com, Inc.(a)(b)	3,336,955
290	JD.com, Inc., ADR(a)(b)	23,145
29	MercadoLibre, Inc.(a)(b)	45,176
905	Trip.com Group Ltd., ADR(a)(b)	32,091

		3,437,367

	IT Services — 4.7%
1,895	Accenture PLC, Class A(b)	558,627
314	EPAM Systems, Inc.(a)(b)	160,441
435	FleetCor Technologies, Inc.(a)(b)	111,386
1,198	Global Payments, Inc.(b)	224,673
2,646	International Business Machines Corp.(b)	387,877
2,297	MasterCard, Inc., Class A(b)	838,612
46	Shopify, Inc., Class A(a)(b)	67,205
458	Square, Inc., Class A(a)(b)	111,660
1,088	VeriSign, Inc.(a)(b)	247,727
4,462	Visa, Inc., Class A(b)	1,043,305

		3,751,513

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Leisure Products — 0.1%
590	Brunswick Corp.(b)	$58,776
345	Polaris, Inc.(b)	47,251

		106,027

	Life Sciences Tools & Services — 1.2%
131	Bio-Rad Laboratories, Inc., Class A(a)(b)	84,402
482	Illumina, Inc.(a)(b)	228,087
428	PRA Health Sciences, Inc.(a)(b)	70,710
1,206	Thermo Fisher Scientific, Inc.(b)	608,391

		991,590

	Machinery — 1.6%
471	AGCO Corp.(b)	61,409
1,820	Caterpillar, Inc.(b)	396,086
822	Cummins, Inc.(b)	200,412
990	Deere & Co.(b)	349,183
616	IDEX Corp.(b)	135,551
1,691	Otis Worldwide Corp.(b)	138,273

		1,280,914

	Media — 1.1%
11,513	Comcast Corp., Class A(b)	656,471
2,132	Discovery, Inc., Series C(a)(b)	61,785
2,292	Fox Corp., Class B(b)	80,678
259	Liberty Broadband Corp., Class C(a)(b)	44,978
10,823	Sirius XM Holdings, Inc.(b)	70,783

		914,695

	Metals & Mining — 0.4%
1,850	Alcoa Corp.(a)(b)	68,154
1,619	Barrick Gold Corp.(b)	33,481
316	Rio Tinto PLC, Sponsored ADR(b)	26,509
590	Southern Copper Corp.(b)	37,949
833	Steel Dynamics, Inc.(b)	49,647
4,124	Vale S.A., Sponsored ADR(b)	94,068

		309,808

	Multi-Utilities — 0.6%
2,974	Ameren Corp.(b)	238,039
3,723	Public Service Enterprise Group, Inc.(b)	222,412

		460,451

	Multiline Retail — 0.6%
1,576	Nordstrom, Inc.(a)(b)	57,634
1,669	Target Corp.(b)	403,464

		461,098

	Oil, Gas & Consumable Fuels — 2.7%
2,853	Canadian Natural Resources Ltd.(b)	103,507
1,062	Cheniere Energy, Inc.(a)(b)	92,118
4,533	Chevron Corp.(b)	474,786
5,654	ConocoPhillips(b)	344,329
3,968	Devon Energy Corp.(b)	115,826
42	Enbridge, Inc.(b)	1,682
1,230	EQT Corp.(a)(b)	27,380
10,937	Exxon Mobil Corp.(b)	689,906
1,235	HollyFrontier Corp.(b)	40,632
1,124	Ovintiv, Inc.(b)	35,372
752	Pioneer Natural Resources Co.(b)	122,215
3,117	Suncor Energy, Inc.(b)	74,714
1,014	TC Energy Corp.	50,213

		2,172,680

	Pharmaceuticals — 3.8%
5,648	Bristol-Myers Squibb Co.(b)	377,399
2,022	Eli Lilly & Co.(b)	464,089
111	Jazz Pharmaceuticals PLC(a)(b)	19,718
	Pharmaceuticals — continued
6,282	Johnson & Johnson(b)	$1,034,897
6,156	Merck & Co., Inc.(b)	478,752
454	Novartis AG, Sponsored ADR(b)	41,423
615	Organon & Co.(a)(b)	18,610
12,936	Pfizer, Inc.(b)	506,574
1,500	Teva Pharmaceutical Industries Ltd., Sponsored ADR(a)(b)	14,850
4,580	Viatris, Inc.(b)	65,448

		3,021,760

	Professional Services — 0.5%
740	CoStar Group, Inc.(a)(b)	61,287
739	Leidos Holdings, Inc.(b)	74,713
342	ManpowerGroup, Inc.(b)	40,667
810	TransUnion(b)	88,946
998	Verisk Analytics, Inc.(b)	174,371

		439,984

	Real Estate Management & Development — 0.0%
176	Jones Lang LaSalle, Inc.(a)(b)	34,401

	REITs – Apartments — 0.8%
1,056	American Campus Communities, Inc.(b)	49,336
836	Camden Property Trust(b)	110,912
566	Essex Property Trust, Inc.(b)	169,806
3,100	Invitation Homes, Inc.(b)	115,599
1,125	Mid-America Apartment Communities, Inc.(b)	189,473

		635,126

	REITs – Diversified — 1.0%
1,350	Crown Castle International Corp.(b)	263,385
862	Digital Realty Trust, Inc.(b)	129,696
2,963	Duke Realty Corp.(b)	140,298
723	Gaming & Leisure Properties, Inc.(b)	33,497
516	SBA Communications Corp.(b)	164,449
846	VICI Properties, Inc.(b)	26,243
724	W.P. Carey, Inc.(b)	54,025

		811,593

	REITs – Health Care — 0.1%
2,686	Medical Properties Trust, Inc.(b)	53,989

	REITs – Hotels — 0.1%
2,742	Park Hotels & Resorts, Inc.(a)(b)	56,513

	REITs – Mortgage — 0.0%
4,312	Annaly Capital Management, Inc.(b)	38,291

	REITs – Office Property — 0.1%
1,073	Kilroy Realty Corp.(b)	74,724

	REITs – Single Tenant — 0.2%
461	National Retail Properties, Inc.(b)	21,612
2,668	Realty Income Corp.(b)	178,062

		199,674

	REITs – Storage — 0.2%
984	Extra Space Storage, Inc.(b)	161,199

	Road & Rail — 1.2%
1,142	Norfolk Southern Corp.(b)	303,098
778	Old Dominion Freight Line, Inc.(b)	197,457
2,100	Union Pacific Corp.(b)	461,853

		962,408

	Semiconductors & Semiconductor Equipment — 5.7%
3,429	Advanced Micro Devices, Inc.(a)(b)	322,086
3,084	Applied Materials, Inc.(b)	439,162
134	ASML Holding NV, (Registered)(b)	92,572
398	Enphase Energy, Inc.(a)(b)	73,085

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
377	First Solar, Inc.(a)(b)	$34,122
9,678	Intel Corp.(b)	543,323
1,569	Marvell Technology, Inc.(b)	91,520
2,228	Maxim Integrated Products, Inc.(b)	234,742
1,524	NVIDIA Corp.(b)	1,219,352
1,256	NXP Semiconductors NV(b)	258,384
1,366	ON Semiconductor Corp.(a)(b)	52,290
2,976	QUALCOMM, Inc.(b)	425,360
1,002	Teradyne, Inc.(b)	134,228
3,476	Texas Instruments, Inc.(b)	668,435

		4,588,661

	Software — 9.0%
1,341	Adobe, Inc.(a)(b)	785,343
1,121	Cadence Design Systems, Inc.(a)(b)	153,375
470	CDK Global, Inc.(b)	23,354
331	Check Point Software Technologies Ltd.(a)(b)	38,439
582	Fortinet, Inc.(a)(b)	138,627
17,088	Microsoft Corp.(b)	4,629,139
4,413	Oracle Corp.(b)	343,508
165	Palo Alto Networks, Inc.(a)(b)	61,223
2,191	salesforce.com, Inc.(a)(b)	535,196
560	ServiceNow, Inc.(a)(b)	307,748
498	SS&C Technologies Holdings, Inc.(b)	35,886
745	Synopsys, Inc.(a)(b)	205,464

		7,257,302

	Specialty Retail — 1.8%
364	Advance Auto Parts, Inc.(b)	74,671
309	Burlington Stores, Inc.(a)(b)	99,495
933	Dick’s Sporting Goods, Inc.(b)	93,477
1,030	Foot Locker, Inc.(b)	63,479
2,846	Home Depot, Inc. (The)(b)	907,561
392	Ulta Beauty, Inc.(a)(b)	135,542
298	Williams-Sonoma, Inc.(b)	47,576

		1,421,801

	Technology Hardware, Storage & Peripherals — 6.4%
35,272	Apple, Inc.(b)	4,830,853
424	Dell Technologies, Inc., Class C(a)(b)	42,260
7,897	Hewlett Packard Enterprise Co.(b)	115,138
5,561	HP, Inc.(b)	167,887

		5,156,138

	Textiles, Apparel & Luxury Goods — 0.8%
309	Carter’s, Inc.(b)	31,880
232	Lululemon Athletica, Inc.(a)(b)	84,673
3,384	NIKE, Inc., Class B(b)	522,794
800	Skechers U.S.A., Inc., Class A(a)(b)	39,864

		679,211

	Tobacco — 0.9%
5,110	Altria Group, Inc.(b)	243,645
206	British American Tobacco PLC, Sponsored ADR(b)	8,098
4,960	Philip Morris International, Inc.(b)	491,585

		743,328

	Water Utilities — 0.4%
1,833	American Water Works Co., Inc.(b)	282,520

	Wireless Telecommunication Services — 0.1%
3,935	America Movil SAB de CV, Series L, ADR(b)	59,025
1,731	Vodafone Group PLC, Sponsored ADR(b)	29,652

		88,677

	Total Common Stocks (Identified Cost $38,966,064)	79,514,437

Principal Amount	Description	Value (†)
Short-Term Investments — 2.8%
$2,246,361	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $2,246,361 on 7/01/2021 collateralized by $2,035,000 U.S. Treasury Inflation Indexed Note, 0.125% due 4/15/2022 valued at $2,291,367 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,246,361)	2,246,361

	Total Investments — 101.6% (Identified Cost $41,212,425)	81,760,798
	Other assets less liabilities — (1.6)%	(1,316,006)

	Net Assets — 100.0%	$80,444,792

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Written Options — (1.8%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (1.8%)
S&P 500® Index, Call	7/16/2021	4,275	(21)	$(9,024,750)	$(150,839)	$(101,325)
S&P 500® Index, Call	7/16/2021	4,300	(21)	(9,024,750)	(130,389)	(65,835)
S&P 500® Index, Call	7/30/2021	4,300	(20)	(8,595,000)	(81,450)	(103,600)
S&P 500® Index, Call	8/20/2021	4,225	(21)	(9,024,750)	(218,419)	(261,975)
S&P 500® Index, Call	8/20/2021	4,250	(21)	(9,024,750)	(196,711)	(222,915)
S&P 500® Index, Call	8/20/2021	4,300	(20)	(8,595,000)	(124,610)	(144,400)
S&P 500® Index, Call	9/17/2021	4,275	(19)	(8,165,250)	(165,651)	(221,540)
S&P 500® Index, Call	9/17/2021	4,300	(20)	(8,595,000)	(187,410)	(201,200)
S&P 500® Index, Call	9/17/2021	4,350	(20)	(8,595,000)	(141,210)	(144,400)

Total					$(1,396,689)	$(1,467,190)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2021 (Unaudited)

Software	9.0%
Interactive Media & Services	6.5
Technology Hardware, Storage & Peripherals	6.4
Semiconductors & Semiconductor Equipment	5.7
IT Services	4.7
Banks	4.6
Internet & Direct Marketing Retail	4.3
Pharmaceuticals	3.8
Health Care Equipment & Supplies	3.0
Capital Markets	2.8
Oil, Gas & Consumable Fuels	2.7
Health Care Providers & Services	2.4
Hotels, Restaurants & Leisure	2.2
Entertainment	2.0
Other Investments, less than 2% each	38.7
Short-Term Investments	2.8

Total Investments	101.6
Other assets less liabilities (including open written options)	(1.6)

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Mirova Global Green Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 85.6% of Net Assets
	Brazil — 1.3%
$500,000	Banco Nacional de Desenvolvimento Economico e Social, 4.750%, 5/09/2024(a)	$538,130

	Canada — 2.0%
1,000,000	Province of Ontario Canada, 1.950%, 1/27/2023, (CAD)(a)	825,557
50,000	Province of Quebec Canada, 2.600%, 7/06/2025, (CAD)(a)	42,799

		868,356

	Chile — 2.6%
500,000	Chile Government International Bond, 1.250%, 1/29/2040, (EUR)(a)	580,662
500,000	Chile Government International Bond, 3.500%, 1/25/2050(a)	523,220

		1,103,882

	Denmark — 1.1%
400,000	Orsted A/S, (fixed rate to 9/09/2027, variable rate thereafter), 1.750%, 12/09/3019, (EUR)(a)	486,181

	Finland — 1.4%
500,000	Citycon OYJ, (fixed rate to 11/24/2024, variable rate thereafter), 4.496%, (EUR)(a)(b)	616,479

	France — 13.5%
400,000	Altarea SCA, 1.750%, 1/16/2030, (EUR)(a)	473,589
400,000	Covivio, 1.125%, 9/17/2031, (EUR)(a)	491,153
800,000	Electricite de France S.A., 3.625%, 10/13/2025(a)	879,279
400,000	Faurecia SE, 2.375%, 6/15/2029, (EUR)(a)	482,997
1,200,000	France Government Bond OAT, 1.750%, 6/25/2039, 144A, (EUR)(a)	1,726,527
100,000	Getlink SE, 3.500%, 10/30/2025, (EUR)(a)	123,022
600,000	ICADE, 1.500%, 9/13/2027, (EUR)(a)	764,965
600,000	Societe du Grand Paris EPIC, EMTN, 1.700%, 5/25/2050, (EUR)(a)	827,630

		5,769,162

	Germany — 8.8%
500,000	BayWa AG, EMTN, 3.125%, 6/26/2024, (EUR)(a)	634,174
600,000	E.ON SE, EMTN, 0.350%, 2/28/2030, (EUR)(a)	706,296
500,000	EnBW Energie Baden-Wuerttemberg AG, (fixed rate to 3/30/2026, variable rate thereafter), 1.875%, 6/29/2080, (EUR)(a)	607,824
300,000	Landesbank Baden-Wuerttemberg, Series 809, MTN, 0.375%, 7/29/2026, (EUR)(a)	361,267
800,000	Muenchener Rueckversicherungs-Gesellschaft AG, (fixed rate to 11/26/2030, variable rate thereafter), 1.250%, 5/26/2041, (EUR)(a)	961,937
400,000	Volkswagen International Finance NV, EMTN, 1.250%, 9/23/2032, (EUR)(a)	495,907

		3,767,405

	Hungary — 2.1%
700,000	Hungary Government International Bond, 1.750%, 6/05/2035, (EUR)(a)	878,789

	India — 1.5%
600,000	Indian Railway Finance Corp. Ltd., 3.835%, 12/13/2027(a)	647,166

	Indonesia — 2.5%
500,000	Perusahaan Penerbit SBSN Indonesia III, 3.750%, 3/01/2023(a)	526,170
500,000	Perusahaan Penerbit SBSN Indonesia III, MTN, 3.900%, 8/20/2024(a)	543,610

		1,069,780

	Ireland — 0.9%
300,000	AIB Group PLC, EMTN, (fixed rate to 5/30/2026, variable rate thereafter), 2.875%, 5/30/2031, (EUR)(a)	$380,372

	Italy — 2.9%
400,000	A2A SpA, EMTN, 1.000%, 7/16/2029, (EUR)(a)	494,207
600,000	Assicurazioni Generali SpA, EMTN, 2.124%, 10/01/2030, (EUR)(a)	752,895

		1,247,102

	Korea — 2.2%
500,000	Kia Corp., 1.750%, 10/16/2026	504,472
400,000	Korea Water Resources Corp., EMTN, 3.875%, 5/15/2023(a)	424,242

		928,714

	Lithuania — 2.8%
500,000	AB Ignitis Grupe, EMTN, 1.875%, 7/10/2028, (EUR)(a)	649,993
400,000	AB Ignitis Grupe, EMTN, 2.000%, 7/14/2027, (EUR)(a)	521,445

		1,171,438

	Luxembourg — 0.9%
300,000	Eurofins Scientific SE, (fixed rate to 8/11/2022, variable rate thereafter), 2.875%, (EUR)(b)	362,840

	Mexico — 2.3%
800,000	Mexico Government International Bond, 1.350%, 9/18/2027, (EUR)(a)	982,750

	Netherlands — 11.2%
700,000	ABB Finance BV, EMTN, 0.271%-0.282%, 1/19/2030, (EUR)(a)(c)	802,631
400,000	CTP NV, EMTN, 2.125%, 10/01/2025, (EUR)(a)	501,422
600,000	de Volksbank NV, EMTN, (fixed rate to 10/22/2025, variable rate thereafter), 1.750%, 10/22/2030, (EUR)(a)	745,914
500,000	Royal Schiphol Group NV, EMTN, 1.500%, 11/05/2030, (EUR)(a)	649,597
700,000	Signify NV, 2.375%, 5/11/2027, (EUR)(a)	919,567
150,000	TenneT Holding BV, EMTN, 1.250%, 10/24/2033, (EUR)(a)	192,511
700,000	TenneT Holding BV, EMTN, 1.875%, 6/13/2036, (EUR)(a)	956,264

		4,767,906

	Singapore — 1.0%
400,000	Vena Energy Capital Pte Ltd., EMTN, 3.133%, 2/26/2025(a)	409,664

	Spain — 7.2%
500,000	ACS Servicios Comunicaciones y Energia S.A., 1.875%, 4/20/2026, (EUR)(a)	626,553
400,000	Banco Bilbao Vizcaya Argentaria S.A., 1.000%, 6/21/2026, (EUR)(a)	493,206
500,000	Bankinter S.A., 0.625%, 10/06/2027, (EUR)(a)	596,853
500,000	Iberdrola International BV, (fixed rate to 2/22/2023, variable rate thereafter), 1.875%, (EUR)(a)(b)	607,916
600,000	Telefonica Europe BV, (fixed rate to 2/05/2027, variable rate thereafter), 2.502%, (EUR)(a)(b)	724,231

		3,048,759

	Supranationals — 1.5%
600,000	European Investment Bank, 2.375%, 5/24/2027(a)	643,414

	Sweden — 2.4%
500,000	SKF AB, EMTN, 0.875%, 11/15/2029, (EUR)(a)	614,290
300,000	Volvo Car AB, EMTN, 2.500%, 10/07/2027, (EUR)(a)	388,910

		1,003,200

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Mirova Global Green Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United Kingdom — 4.7%
500,000	Anglian Water Services Financing PLC, EMTN, 1.625%, 8/10/2025, (GBP)(a)	$716,008
200,000	SSE PLC, EMTN, 1.375%, 9/04/2027, (EUR)(a)	252,923
600,000	Standard Chartered PLC, (fixed rate to 7/02/2026, variable rate thereafter), EMTN, 0.900%, 7/02/2027, (EUR)(a)	732,821
200,000	Transport for London, EMTN, 2.125%, 4/24/2025, (GBP)(a)	289,501

		1,991,253

	United States — 8.8%
500,000	Air Products & Chemicals, Inc., 2.050%, 5/15/2030(a)	509,668
600,000	Digital Dutch Finco BV, 1.500%, 3/15/2030, (EUR)(a)	750,500
400,000	Digital Euro Finco LLC, 2.500%, 1/16/2026, (EUR)(a)	521,066
300,000	Digital Intrepid Holding BV, 0.625%, 7/15/2031, (EUR)(a)	343,559
100,000	DTE Electric Co., Series A, 4.050%, 5/15/2048(a)	121,581
400,000	Southern Power Co., 4.150%, 12/01/2025(a)	447,651
200,000	Thermo Fisher Scientific, Inc., 4.100%, 8/15/2047(a)	243,540
700,000	Verizon Communications, Inc., 3.875%, 2/08/2029(a)	799,702

		3,737,267

	Total Bonds and Notes (Identified Cost $34,962,135)	36,420,009

Short-Term Investments — 4.3%
1,845,242	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $1,845,242 on 7/01/2021 collateralized by $1,655,300 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $1,882,182 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,845,242)	1,845,242

	Total Investments — 89.9% (Identified Cost $36,807,377)	38,265,251
	Other assets less liabilities — 10.1%	4,307,227

	Net Assets — 100.0%	$42,572,478

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Perpetual bond with no specified maturity date.
(c)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $1,726,527 or 4.1% of net assets.

EMTN	Euro Medium Term Note
MTN	Medium Term Note
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

At June 30, 2021, open short futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/21/2021	16	$2,112,250	$2,120,000	$(7,750)
30 Year U.S. Treasury Bond	9/21/2021	9	1,412,367	1,446,750	(34,383)
British Pound	9/13/2021	12	1,059,862	1,035,375	24,487
Canadian Dollar	9/14/2021	11	909,161	886,820	22,341
Euro	9/13/2021	203	31,023,221	30,107,437	915,784
Ultra Long U.S. Treasury Bond	9/21/2021	6	1,114,219	1,156,125	(41,906)

Total					$878,573

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Mirova Global Green Bond Fund – (continued)

Industry Summary at June 30, 2021 (Unaudited)

Industrial	16.8%
Financial	14.8
Government National	13.6
Utility-Electric	13.4
Bank	7.7
Special Purpose	7.0
Government Regional	3.9
Telephone	3.6
Government Agency	2.3
Supra-National	1.5
Transportation-Rail	0.7
Transportation-Non Rail	0.3
Short-Term Investments	4.3

Total Investments	89.9
Other assets less liabilities (including futures contracts)	10.1

Net Assets	100.0%

Currency Exposure Summary at June 30, 2021 (Unaudited)

Euro	62.9%
United States Dollar	22.6
British Pound	2.4
Canadian Dollar	2.0

Total Investments	89.9
Other assets less liabilities (including futures contracts)	10.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 97.5% of Net Assets
	Belgium — 1.7%
258,652	KBC Group NV	$19,748,420

	Denmark — 9.0%
325,328	Novo Nordisk A/S, Class B	27,232,754
271,048	Orsted A/S, 144A	38,044,663
964,427	Vestas Wind Systems A/S	37,682,104

		102,959,521

	France — 3.3%
98,868	EssilorLuxottica S.A.	18,264,205
81,828	Orpea S.A.(a)	10,417,788
298,345	Valeo S.A.	8,999,127

		37,681,120

	Germany — 5.3%
53,755	Allianz SE, (Registered)	13,414,924
56,593	SAP SE	7,949,034
282,760	Symrise AG	39,404,503

		60,768,461

	Hong Kong — 2.2%
1,991,235	AIA Group Ltd.	24,702,415

	Japan — 5.3%
906,200	Sekisui House Ltd.	18,608,601
663,456	Takeda Pharmaceutical Co. Ltd.	22,265,947
477,000	Terumo Corp.	19,319,683

		60,194,231

	Netherlands — 4.1%
10,836	Adyen NV, 144A(a)	26,573,442
28,383	ASML Holding NV	19,593,332

		46,166,774

	Switzerland — 1.3%
20,207	Geberit AG, (Registered)	15,178,910

	Taiwan — 3.0%
280,383	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	33,690,821

	United Kingdom — 4.8%
5,195,740	Legal & General Group PLC	18,536,242
1,247,257	Prudential PLC	23,730,022
206,939	Unilever PLC	12,128,478

		54,394,742

	United States — 57.5%
62,627	Adobe, Inc.(a)	36,676,876
12,965	Alphabet, Inc., Class A(a)	31,657,807
96,563	American Water Works Co., Inc.	14,883,255
188,721	Aptiv PLC(a)	29,691,475
131,634	Ball Corp.	10,664,987
79,166	Bright Horizons Family Solutions, Inc.(a)	11,646,110
152,925	Danaher Corp.	41,038,953
296,532	Eaton Corp. PLC	43,940,112
728,385	eBay, Inc.	51,139,911
191,806	Ecolab, Inc.	39,506,282
85,706	Eli Lilly & Co.	19,671,241
45,221	Estee Lauder Cos., Inc. (The), Class A	14,383,896
14,035	Intuitive Surgical, Inc.(a)	12,907,147
122,364	MasterCard, Inc., Class A	44,673,873
203,030	Microsoft Corp.	55,000,827
211,735	NextEra Energy, Inc.	15,515,941
38,514	NVIDIA Corp.	30,815,051
121,599	Oracle Corp.	9,465,266
73,681	Roper Technologies, Inc.	34,644,806
75,909	Signature Bank	18,647,046
	United States — continued
84,224	Thermo Fisher Scientific, Inc.	$42,488,481
142,653	Visa, Inc., Class A	33,355,125
74,526	Watts Water Technologies, Inc., Series A	10,874,089

		653,288,557

	Total Common Stocks (Identified Cost $907,718,168)	1,108,773,972

Principal Amount
Short-Term Investments — 2.0%
$23,029,207	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $23,029,207 on 7/01/2021 collateralized by $20,658,300 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $23,489,812 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $23,029,207)	23,029,207

	Total Investments — 99.5% (Identified Cost $930,747,375)	1,131,803,179
	Other assets less liabilities — 0.5%	5,154,794

	Net Assets — 100.0%	$1,136,957,973

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $64,618,105 or 5.7% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2021 (Unaudited)

Software	9.5%
IT Services	9.2
Semiconductors & Semiconductor Equipment	7.4
Electrical Equipment	7.2
Insurance	7.1
Chemicals	6.9
Health Care Equipment & Supplies	6.4
Pharmaceuticals	6.1
Electric Utilities	4.7
Internet & Direct Marketing Retail	4.5
Life Sciences Tools & Services	3.7
Auto Components	3.4
Banks	3.4
Industrial Conglomerates	3.1
Interactive Media & Services	2.8
Personal Products	2.4
Other Investments, less than 2% each	9.7
Short-Term Investments	2.0

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

Currency Exposure Summary at June 30, 2021 (Unaudited)

United States Dollar	62.5%
Euro	15.5
Danish Krone	9.0
Japanese Yen	5.3
British Pound	3.7
Hong Kong Dollar	2.2
Swiss Franc	1.3

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Mirova International Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 95.4% of Net Assets
	Australia — 2.0%
33,541	Brambles Ltd.	$287,847
92,274	Stockland	321,321

		609,168

	Belgium — 5.0%
14,550	KBC Group NV	1,110,912
6,132	Umicore S.A.	375,144

		1,486,056

	Denmark — 13.6%
4,439	Chr. Hansen Holding A/S	400,550
2,387	Coloplast A/S, Series B	391,905
13,450	Novo Nordisk A/S, Class B	1,125,881
6,904	Orsted A/S, 144A	969,055
30,081	Vestas Wind Systems A/S	1,175,325

		4,062,716

	France — 16.5%
2,227	Air Liquide S.A.	390,504
35,415	Credit Agricole S.A.	496,504
7,942	Danone S.A.	558,759
2,109	Dassault Systemes SE	511,846
2,345	EssilorLuxottica S.A.	433,199
1,086	L’Oreal S.A.	485,001
4,518	Orpea S.A.(a)	575,201
18,779	Suez S.A.	446,779
12,348	Valeo S.A.	372,459
6,891	Worldline S.A., 144A(a)	645,718

		4,915,970

	Germany — 6.4%
2,356	Allianz SE, (Registered)	587,956
6,047	SAP SE	849,360
3,287	Symrise AG	458,065

		1,895,381

	Hong Kong — 4.2%
100,595	AIA Group Ltd.	1,247,939

	Ireland — 4.2%
7,862	Kingspan Group PLC	743,063
9,360	Smurfit Kappa Group PLC	509,028

		1,252,091

	Japan — 11.0%
4,200	Kao Corp.	258,972
41,600	Kubota Corp.	841,555
22,400	Sekisui House Ltd.	459,979
1,100	Shimano, Inc.	261,717
18,238	Takeda Pharmaceutical Co. Ltd.	612,077
14,600	Terumo Corp.	591,336
4,400	West Japan Railway Co.	251,438

		3,277,074

	Netherlands — 8.9%
441	Adyen NV, 144A(a)	1,081,477
2,282	ASML Holding NV	1,575,309

		2,656,786

	Norway — 0.5%
8,573	Telenor ASA	144,584

	Switzerland — 2.6%
1,052	Geberit AG, (Registered)	790,232

	Taiwan — 4.4%
10,850	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1,303,736

	United Kingdom — 16.1%
6,924	Croda International PLC	$706,207
21,396	Halma PLC	797,113
6,966	Johnson Matthey PLC	296,586
32,165	Land Securities Group PLC	300,185
261,344	Legal & General Group PLC	932,367
47,802	Prudential PLC	909,470
2,104	Spirax-Sarco Engineering PLC	396,281
7,669	Unilever PLC	449,472

		4,787,681

	Total Common Stocks (Identified Cost $23,109,104)	28,429,414

Principal Amount
Short-Term Investments — 4.2%
$1,266,220	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $1,266,220 on 7/01/2021 collateralized by $1,135,900 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $1,291,591 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,266,220)	1,266,220

	Total Investments — 99.6% (Identified Cost $24,375,324)	29,695,634
	Other assets less liabilities — 0.4%	116,493

	Net Assets — 100.0%	$29,812,127

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $2,696,250 or 9.0% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Mirova International Sustainable Equity Fund – (continued)

Industry Summary at June 30, 2021 (Unaudited)

Insurance	12.4%
Semiconductors & Semiconductor Equipment	9.7
Chemicals	8.8
Pharmaceuticals	5.9
IT Services	5.8
Banks	5.4
Building Products	5.1
Software	4.6
Machinery	4.1
Personal Products	4.0
Electrical Equipment	3.9
Health Care Equipment & Supplies	3.3
Electric Utilities	3.3
Electronic Equipment, Instruments & Components	2.7
REITs-Diversified	2.1
Other Investments, less than 2% each	14.3
Short-Term Investments	4.2

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

Currency Exposure Summary at June 30, 2021 (Unaudited)

Euro	42.5%
British Pound	14.6
Danish Krone	13.6
Japanese Yen	11.0
United States Dollar	8.6
Hong Kong Dollar	4.2
Swiss Franc	2.6
Australian Dollar	2.0
Norwegian Krone	0.5

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Mirova U.S. Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 96.5% of Net Assets
	Auto Components — 2.7%
1,003	Aptiv PLC(a)	$157,802

	Banks — 2.6%
616	Signature Bank	151,320

	Chemicals — 3.6%
1,023	Ecolab, Inc.	210,707

	Commercial Services & Supplies — 3.1%
1,281	Waste Management, Inc.	179,481

	Communications Equipment — 0.9%
981	Cisco Systems, Inc.	51,993

	Containers & Packaging — 1.2%
844	Ball Corp.	68,381

	Diversified Consumer Services — 1.5%
610	Bright Horizons Family Solutions, Inc.(a)	89,737

	Diversified Telecommunication Services — 1.1%
1,102	Verizon Communications, Inc.	61,745

	Electric Utilities — 3.8%
3,000	NextEra Energy, Inc.	219,840

	Electrical Equipment — 5.1%
1,759	Eaton Corp. PLC	260,649
668	Sunrun, Inc.(a)	37,261

		297,910

	Electronic Equipment, Instruments & Components — 1.3%
963	Trimble, Inc.(a)	78,802

	Health Care Equipment & Supplies — 8.6%
1,271	Danaher Corp.	341,085
179	Intuitive Surgical, Inc.(a)	164,616

		505,701

	Household Products — 1.2%
867	Colgate-Palmolive Co.	70,530

	Industrial Conglomerates — 3.5%
434	Roper Technologies, Inc.	204,067

	Interactive Media & Services — 2.5%
59	Alphabet, Inc., Class A(a)	144,066

	Internet & Direct Marketing Retail — 4.7%
3,908	eBay, Inc.	274,381

	IT Services — 7.5%
216	Accenture PLC, Class A	63,675
677	MasterCard, Inc., Class A	247,166
538	Visa, Inc., Class A	125,795

		436,636

	Life Sciences Tools & Services — 5.2%
608	Thermo Fisher Scientific, Inc.	306,718

	Machinery — 4.6%
826	Watts Water Technologies, Inc., Series A	120,522
1,262	Xylem, Inc.	151,389

		271,911

	Personal Products — 2.9%
526	Estee Lauder Cos., Inc. (The), Class A	167,310

	Pharmaceuticals — 2.4%
614	Eli Lilly & Co.	140,925

	Semiconductors & Semiconductor Equipment — 8.9%
1,139	First Solar, Inc.(a)	103,091
281	NVIDIA Corp.	224,828
1,600	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	192,256

		520,175

	Software — 14.3%
504	Adobe, Inc.(a)	$295,163
228	Avalara, Inc.(a)	36,890
1,533	Microsoft Corp.	415,290
1,151	Oracle Corp.	89,594

		836,937

	Water Utilities — 3.3%
1,252	American Water Works Co., Inc.	192,971

	Total Common Stocks (Identified Cost $4,807,644)	5,640,046

	Total Investments — 96.5% (Identified Cost $4,807,644)	5,640,046
	Other assets less liabilities — 3.5%	203,837

	Net Assets — 100.0%	$5,843,883

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2021 (Unaudited)

Software	14.3%
Semiconductors & Semiconductor Equipment	8.9
Health Care Equipment & Supplies	8.6
IT Services	7.5
Life Sciences Tools & Services	5.2
Electrical Equipment	5.1
Internet & Direct Marketing Retail	4.7
Machinery	4.6
Electric Utilities	3.8
Chemicals	3.6
Industrial Conglomerates	3.5
Water Utilities	3.3
Commercial Services & Supplies	3.1
Personal Products	2.9
Auto Components	2.7
Banks	2.6
Interactive Media & Services	2.5
Pharmaceuticals	2.4
Other Investments, less than 2% each	7.2

Total Investments	96.5
Other assets less liabilities	3.5

Net Assets	100.0%

See accompanying notes to financial statements.

33  |

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
ASSETS
Investments at cost	$3,062,700,229	$41,212,425	$36,807,377
Net unrealized appreciation	4,663,489,655	40,548,373	1,457,874

Investments at value	7,726,189,884	81,760,798	38,265,251
Cash	—	86	605,515
Due from brokers (including variation margin on futures contracts) (Note 2)	—	—	169,311
Foreign currency at value (identified cost $0, $0 and $2,010,705, respectively)	—	—	1,983,474
Receivable for Fund shares sold	8,771,015	167,045	111,072
Receivable for securities sold	13,626,765	141,210	896,930
Dividends and interest receivable	3,663,276	49,554	244,466
Tax reclaims receivable	—	16	2,647
Unrealized appreciation on futures contracts (Note 2)	—	—	962,612
Prepaid expenses (Note 9)	1,053	11	6

TOTAL ASSETS	7,752,251,993	82,118,720	43,241,284

LIABILITIES
Options written, at value (premiums received $132,829,800, $1,396,689 and $0, respectively) (Note 2)	139,725,175	1,467,190	—
Payable for securities purchased	—	—	505,515
Payable for Fund shares redeemed	9,481,621	50,023	12,126
Unrealized depreciation on futures contracts (Note 2)	—	—	84,039
Management fees payable (Note 6)	3,550,887	43,861	8,720
Deferred Trustees’ fees (Note 6)	1,235,176	55,767	18,806
Administrative fees payable (Note 6)	263,369	2,751	1,476
Payable to distributor (Note 6d)	48,659	244	374
Audit and tax services fees payable	28,246	27,348	23,322
Other accounts payable and accrued expenses	354,713	26,744	14,428

TOTAL LIABILITIES	154,687,846	1,673,928	668,806

NET ASSETS	$7,597,564,147	$80,444,792	$42,572,478

NET ASSETS CONSIST OF:
Paid-in capital	$4,342,405,213	$51,720,903	$41,304,877
Accumulated earnings	3,255,158,934	28,723,889	1,267,601

NET ASSETS	$7,597,564,147	$80,444,792	$42,572,478

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$1,045,587,587	$1,910,142	$6,675,338

Shares of beneficial interest	26,597,748	122,529	637,146

Net asset value and redemption price per share	$39.31	$15.59	$10.48

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$41.71	$16.54	$10.95

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$120,661,767	$776,083	$—

Shares of beneficial interest	3,086,168	50,142	—

Net asset value and offering price per share	$39.10	$15.48	$—

Class N shares:
Net assets	$413,458,949	$683,168	$9,704,460

Shares of beneficial interest	10,522,915	43,882	923,454

Net asset value, offering and redemption price per share	$39.29	$15.57	$10.51

Class Y shares:
Net assets	$6,017,855,844	$77,075,399	$26,192,680

Shares of beneficial interest	153,184,809	4,947,533	2,495,234

Net asset value, offering and redemption price per share	$39.28	$15.58	$10.50

See accompanying notes to financial statements.

|  34

Statements of Assets and Liabilities (continued)

June 30, 2021 (Unaudited)

	Mirova Global Sustainable Equity Fund	Mirova International Sustainable Equity Fund	Mirova U.S. Sustainable Equity Fund
ASSETS
Investments at cost	$930,747,375	$24,375,324	$4,807,644
Net unrealized appreciation	201,055,804	5,320,310	832,402

Investments at value	1,131,803,179	29,695,634	5,640,046
Cash	—	—	227,366
Foreign currency at value (identified cost $3,784,032, $295,794 and $0, respectively)	3,787,432	294,724	—
Receivable for Fund shares sold	3,363,834	—	—
Receivable from investment adviser (Note 6)	—	—	6,903
Receivable for securities sold	1,101	33	—
Dividends receivable	228,490	25,123	1,531
Tax reclaims receivable	541,029	42,476	—
Prepaid expenses (Note 9)	153	3	1

TOTAL ASSETS	1,139,725,218	30,057,993	5,875,847

LIABILITIES
Payable for securities purchased	—	184,126	—
Payable for Fund shares redeemed	1,960,695	451	—
Management fees payable (Note 6)	650,111	8,824	—
Deferred Trustees’ fees (Note 6)	34,030	10,067	1,678
Administrative fees payable (Note 6)	36,163	1,025	199
Payable to distributor (Note 6d)	12,201	9	—
Audit and tax services fees payable	22,891	23,013	22,484
Other accounts payable and accrued expenses	51,154	18,351	7,603

TOTAL LIABILITIES	2,767,245	245,866	31,964

NET ASSETS	$1,136,957,973	$29,812,127	$5,843,883

NET ASSETS CONSIST OF:
Paid-in capital	$908,749,864	$24,205,853	$5,002,601
Accumulated earnings	228,208,109	5,606,274	841,282

NET ASSETS	$1,136,957,973	$29,812,127	$5,843,883

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$42,039,834	$229,855	$2,603

Shares of beneficial interest	1,991,794	15,916	223

Net asset value and redemption price per share	$21.11	$14.44	$11.66	*

Offering price per share (100/94.25 of net asset value) (Note 1)	$22.40	$15.32	$12.37

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$15,490,925	$—	$1,161

Shares of beneficial interest	761,393	—	100

Net asset value and offering price per share	$20.35	$—	$11.61

Class N shares:
Net assets	$151,511,418	$29,497,416	$5,838,900

Shares of beneficial interest	7,116,844	2,033,869	500,000

Net asset value, offering and redemption price per share	$21.29	$14.50	$11.68

Class Y shares:
Net assets	$927,915,796	$84,856	$1,219

Shares of beneficial interest	43,600,235	5,857	104

Net asset value, offering and redemption price per share	$21.28	$14.49	$11.67	*

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

35  |

Statements of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
INVESTMENT INCOME
Dividends	$52,638,785	$527,934	$—
Interest	—	—	293,143
Less net foreign taxes withheld	(37,751)	(2,186)	—

	52,601,034	525,748	293,143

Expenses
Management fees (Note 6)	22,871,503	226,818	113,187
Service and distribution fees (Note 6)	1,877,232	5,589	7,403
Administrative fees (Note 6)	1,541,631	14,919	8,799
Trustees’ fees and expenses (Note 6)	236,039	13,658	9,622
Transfer agent fees and expenses (Notes 6 and 8)	2,116,404	15,200	17,356
Audit and tax services fees	25,849	25,141	21,186
Custodian fees and expenses (Note 7)	99,976	13,991	5,941
Interest expense (Note 11)	728	—	6,379
Legal fees (Note 9)	135,241	1,164	722
Registration fees	102,885	38,028	49,479
Regulatory filing fees	6,500	6,500	6,500
Shareholder reporting expenses	140,898	2,351	4,010
Miscellaneous expenses (Notes 7 and 9)	96,206	10,002	8,700

Total expenses	29,251,092	373,361	259,284
Less waiver and/or expense reimbursement (Notes 6 and 7)	(2,283,219)	(39,240)	(104,318)

Net expenses	26,967,873	334,121	154,966

Net investment income	25,633,161	191,627	138,177

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	13,986,698	510,532	445,829
Futures contracts	—	—	(840,759)
Options written	(255,023,561)	(2,416,645)	—
Foreign currency transactions (Note 2c)	243	(6)	12,263
Net change in unrealized appreciation (depreciation) on:
Investments	682,022,381	8,943,434	(1,945,427)
Futures contracts	—	—	1,487,734
Options written	48,242,992	396,448	—
Foreign currency translations (Note 2c)	(147)	(20)	(62,879)

Net realized and unrealized gain (loss) on investments, futures contracts, options written and foreign currency transactions	489,228,606	7,433,743	(903,239)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$514,861,767	$7,625,370	$(765,062)

See accompanying notes to financial statements.

|  36

Statements of Operations (continued)

For the Six Months Ended June 30, 2021 (Unaudited)

	Mirova Global Sustainable Equity Fund	Mirova International Sustainable Equity Fund	Mirova U.S. Sustainable Equity Fund
INVESTMENT INCOME
Dividends	$7,282,305	$339,798	$23,700
Less net foreign taxes withheld	(569,080)	(37,874)	(301)

	6,713,225	301,924	23,399

Expenses
Management fees (Note 6)	3,819,015	108,215	17,417
Service and distribution fees (Note 6)	112,839	160	8
Administrative fees (Note 6)	204,099	5,783	1,146
Trustees’ fees and expenses (Note 6)	24,966	8,580	7,262
Transfer agent fees and expenses (Notes 6 and 8)	364,345	2,989	2,401
Audit and tax services fees	21,016	20,987	20,985
Custodian fees and expenses (Note 7)	54,982	11,800	907
Interest expense (Note 11)	30,646	2,022	—
Legal fees (Note 9)	16,808	390	119
Registration fees	78,344	22,230	25,878
Regulatory filing fees	6,500	6,500	6,500
Shareholder reporting expenses	32,259	2,579	1,813
Miscellaneous expenses (Notes 7 and 9)	20,464	9,751	9,240

Total expenses	4,786,283	201,986	93,676
Less waiver and/or expense reimbursement (Notes 6 and 7)	(138,211)	(78,010)	(73,570)

Net expenses	4,648,072	123,976	20,106

Net investment income	2,065,153	177,948	3,293

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	25,436,795	208,223	5,587
Foreign currency transactions (Note 2c)	(268,634)	(34,774)	—
Net change in unrealized appreciation (depreciation) on:
Investments	62,126,892	708,687	725,759
Foreign currency translations (Note 2c)	(29,381)	(17,093)	—

Net realized and unrealized gain on investments and foreign currency transactions	87,265,672	865,043	731,346

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$89,330,825	$1,042,991	$734,639

See accompanying notes to financial statements.

37  |

Statements of Changes in Net Assets

	Gateway Fund		Gateway Equity Call Premium Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$25,633,161	$76,153,992	$191,627	$498,208
Net realized gain (loss) on investments, options written and foreign currency transactions	(241,036,620)	46,860,691	(1,906,119)	(3,316,965)
Net change in unrealized appreciation (depreciation) on investments, options written and foreign currency translations	730,265,226	276,701,398	9,339,862	5,853,897

Net increase in net assets resulting from operations	514,861,767	399,716,081	7,625,370	3,035,140

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,581,221)	(8,569,381)	(2,195)	(11,504)
Class C	—	(262,085)	(75)	(567)
Class N	(1,564,718)	(4,232,561)	(1,842)	(5,747)
Class Y	(21,382,631)	(63,649,192)	(184,678)	(479,450)

Total distributions	(25,528,570)	(76,713,219)	(188,790)	(497,268)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 13)	(16,732,333)	(1,355,251,327)	13,104,666	(7,048,972)

Net increase (decrease) in net assets	472,600,864	(1,032,248,465)	20,541,246	(4,511,100)
NET ASSETS
Beginning of the period	7,124,963,283	8,157,211,748	59,903,546	64,414,646

End of the period	$7,597,564,147	$7,124,963,283	$80,444,792	$59,903,546

See accompanying notes to financial statements.

|  38

Statements of Changes in Net Assets (continued)

	Mirova Global Green Bond Fund		Mirova Global Sustainable Equity Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$138,177	$336,331	$2,065,153	$99,557
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(382,667)	479,266	25,168,161	14,487,944
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(520,572)	1,935,396	62,097,511	109,269,573

Net increase (decrease) in net assets resulting from operations	(765,062)	2,750,993	89,330,825	123,857,074

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(43,787)	(169,497)	(506,811)	(119,993)
Class C	—	—	(181,181)	(49,885)
Class N	(98,127)	(504,197)	(1,570,920)	(227,737)
Class Y	(207,074)	(699,849)	(10,523,897)	(2,280,679)

Total distributions	(348,988)	(1,373,543)	(12,782,809)	(2,678,294)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 13)	4,150,731	1,227,038	182,639,306	609,269,464

Net increase in net assets	3,036,681	2,604,488	259,187,322	730,448,244
NET ASSETS
Beginning of the period	39,535,797	36,931,309	877,770,651	147,322,407

End of the period	$42,572,478	$39,535,797	$1,136,957,973	$877,770,651

See accompanying notes to financial statements.

39  |

Statements of Changes in Net Assets (continued)

	Mirova International Sustainable Equity Fund		Mirova U.S. Sustainable Equity Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(a)
FROM OPERATIONS:
Net investment income (loss)	$177,948	$96,908	$3,293	$(864)
Net realized gain on investments and foreign currency transactions	173,449	1,661,085	5,587	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	691,594	1,732,345	725,759	106,643

Net increase in net assets resulting from operations	1,042,991	3,490,338	734,639	105,779

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,474)	(6,930)	—	—
Class N	(292,358)	(1,544,820)	—	—
Class Y	(858)	(6,899)	—	—

Total distributions	(294,690)	(1,558,649)	—	—

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 13)	12,434,517	(2,508,593)	465	5,003,000

Net increase (decrease) in net assets	13,182,818	(576,904)	735,104	5,108,779
NET ASSETS
Beginning of the period	16,629,309	17,206,213	5,108,779	—

End of the period	$29,812,127	$16,629,309	$5,843,883	$5,108,779

(a)	From commencement of operations on December 15, 2020 through December 31, 2020.

See accompanying notes to financial statements.

|  40

Financial Highlights

For a share outstanding throughout each period.

	Gateway Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$36.76		$34.69	$31.65	$33.47	$30.84	$29.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.30	0.37	0.34	0.39	0.41
Net realized and unrealized gain (loss)	2.55		2.08	3.05	(1.80)	2.58	1.13

Total from Investment Operations	2.65		2.38	3.42	(1.46)	2.97	1.54

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.31)	(0.38)	(0.36)	(0.34)	(0.42)

Net asset value, end of the period	$39.31		$36.76	$34.69	$31.65	$33.47	$30.84

Total return(b)(c)	7.24	%(d)	6.92%	10.84%	(4.39)%	9.66%	5.23%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,045,588		$987,702	$1,125,464	$1,177,641	$1,669,272	$1,755,576
Net expenses(e)	0.93	%(f)(g)	0.94%	0.94%	0.94%	0.94%	0.94%
Gross expenses	1.01	%(f)(g)	1.02%	1.01%	1.01%	1.02%	1.02%
Net investment income	0.53	%(f)	0.88%	1.12%	1.03%	1.20%	1.39%
Portfolio turnover rate	6%		22%	12%	10%	34%	14%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.01%. See Note 6b of Notes to Financial Statements.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Gateway Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$36.60		$34.54	$31.50	$33.32	$30.72	$29.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.05)		0.04	0.12	0.09	0.14	0.19
Net realized and unrealized gain (loss)	2.55		2.07	3.03	(1.80)	2.57	1.11

Total from Investment Operations	2.50		2.11	3.15	(1.71)	2.71	1.30

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.05)	(0.11)	(0.11)	(0.11)	(0.19)

Net asset value, end of the period	$39.10		$36.60	$34.54	$31.50	$33.32	$30.72

Total return(b)(c)	6.83	%(d)	6.13%	10.02%	(5.15)%	8.85%	4.42%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$120,662		$142,623	$215,947	$272,904	$336,891	$366,584
Net expenses(e)	1.70	%(f)	1.70%	1.70%	1.70%	1.70%	1.70%
Gross expenses	1.76	%(f)	1.77%	1.76%	1.76%	1.77%	1.77%
Net investment income (loss)	(0.25	)%(f)	0.12%	0.37%	0.27%	0.44%	0.63%
Portfolio turnover rate	6%		22%	12%	10%	34%	14%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period

	Gateway Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$36.74		$34.68	$31.63	$33.46	$31.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.40	0.47	0.44	0.32
Net realized and unrealized gain (loss)	2.55		2.07	3.06	(1.81)	1.56

Total from Investment Operations	2.70		2.47	3.53	(1.37)	1.88

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.41)	(0.48)	(0.46)	(0.31)

Net asset value, end of the period	$39.29		$36.74	$34.68	$31.63	$33.46

Total return(b)	7.39	%(c)	7.25%	11.17%	(4.13)%	5.93	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$413,459		$369,829	$369,793	$179,727	$126,262
Net expenses(d)	0.65	%(e)	0.65%	0.65%	0.65%	0.65	%(e)
Gross expenses	0.70	%(e)	0.70%	0.69%	0.70%	0.74	%(e)
Net investment income	0.81	%(e)	1.17%	1.40%	1.32%	1.42	%(e)
Portfolio turnover rate	6%		22%	12%	10%	34	%(f)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Gateway Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$36.73		$34.67	$31.63	$33.46	$30.83	$29.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.38	0.46	0.43	0.47	0.49
Net realized and unrealized gain (loss)	2.55		2.07	3.04	(1.81)	2.58	1.12

Total from Investment Operations	2.69		2.45	3.50	(1.38)	3.05	1.61

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.39)	(0.46)	(0.45)	(0.42)	(0.49)

Net asset value, end of the period	$39.28		$36.73	$34.67	$31.63	$33.46	$30.83

Total return(b)	7.34	%(c)	7.19%	11.12%	(4.18)%	9.93%	5.48%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,017,856		$5,624,810	$6,446,007	$6,508,061	$6,392,640	$5,550,008
Net expenses(d)	0.70	%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.76	%(e)	0.77%	0.76%	0.76%	0.77%	0.77%
Net investment income	0.76	%(e)	1.12%	1.37%	1.28%	1.44%	1.63%
Portfolio turnover rate	6%		22%	12%	10%	34%	14%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period

	Gateway Equity Call Premium Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$14.03		$13.07	$11.32	$12.08	$10.89	$10.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.09	0.10	0.09	0.10	0.11
Net realized and unrealized gain (loss)	1.56		0.95	1.76	(0.76)	1.18	0.66

Total from Investment Operations	1.58		1.04	1.86	(0.67)	1.28	0.77

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.08)	(0.11)	(0.09)	(0.09)	(0.10)

Net asset value, end of the period	$15.59		$14.03	$13.07	$11.32	$12.08	$10.89

Total return(b)(c)	11.27	%(d)	8.06%	16.46%	(5.60)%	11.80%	7.58%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,910		$1,456	$2,363	$2,375	$7,085	$6,507
Net expenses(e)	1.19	%(f)(g)	1.20%	1.20%	1.20%	1.20%	1.20%
Gross expenses	1.30	%(f)	1.43%	1.42%	1.44%	1.30%	1.31%
Net investment income	0.33	%(f)	0.69%	0.82%	0.73%	0.85%	1.02%
Portfolio turnover rate	2%		15%	17%	58%	19%	24%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes additional voluntary waiver of advisory fee of 0.01%.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Gateway Equity Call Premium Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$13.96		$13.03	$11.29	$12.05	$10.87	$10.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)		(0.01)	0.01	0.00 (b)	0.01	0.02
Net realized and unrealized gain (loss)	1.55		0.95	1.74	(0.75)	1.18	0.68

Total from Investment Operations	1.52		0.94	1.75	(0.75)	1.19	0.70

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.01)	(0.01)	(0.01)	(0.01)	(0.05)

Net asset value, end of the period	$15.48		$13.96	$13.03	$11.29	$12.05	$10.87

Total return(c)(d)	10.90	%(e)	7.23%	15.54%	(6.24)%	10.95%	6.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$776		$741	$727	$849	$648	$524
Net expenses(f)	1.94	%(g)(h)	1.95%	1.95%	1.95%	1.95%	1.95%
Gross expenses	2.05	%(g)	2.17%	2.17%	2.19%	2.05%	1.98%
Net investment income (loss)	(0.43	)%(g)	(0.10)%	0.07%	0.02%	0.10%	0.23%
Portfolio turnover rate	2%		15%	17%	58%	19%	24%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes additional voluntary waiver of advisory fee of 0.01%.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period

	Gateway Equity Call Premium Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$14.01		$13.06	$11.32	$12.09	$11.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.12	0.13	0.13	0.10
Net realized and unrealized gain (loss)	1.56		0.95	1.76	(0.77)	0.75

Total from Investment Operations	1.60		1.07	1.89	(0.64)	0.85

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		(0.12)	(0.15)	(0.13)	(0.10)

Net asset value, end of the period	$15.57		$14.01	$13.06	$11.32	$12.09

Total return(b)	11.44	%(c)	8.36%	16.73%	(5.32)%	7.50	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$683		$728	$530	$1	$1
Net expenses(d)	0.90	%(e)	0.90%	0.90%	0.90%	0.90	%(e)
Gross expenses	1.27	%(e)	1.29%	1.63%	15.41%	14.26	%(e)
Net investment income	0.61	%(e)	0.95%	1.03%	1.04%	1.22	%(e)
Portfolio turnover rate	2%		15%	17%	58%	19	%(f)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Gateway Equity Call Premium Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$14.02		$13.07	$11.32	$12.09	$10.89	$10.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.11	0.13	0.12	0.13	0.13
Net realized and unrealized gain (loss)	1.56		0.96	1.76	(0.76)	1.19	0.67

Total from Investment Operations	1.60		1.07	1.89	(0.64)	1.32	0.80

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		(0.12)	(0.14)	(0.13)	(0.12)	(0.13)

Net asset value, end of the period	$15.58		$14.02	$13.07	$11.32	$12.09	$10.89

Total return(b)	11.41	%(c)	8.38%	16.67%	(5.37)%	12.21%	7.83%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$77,075		$56,979	$60,794	$67,125	$73,255	$63,578
Net expenses(d)	0.94	%(e)(f)	0.95%	0.95%	0.95%	0.95%	0.95%
Gross expenses	1.05	%(e)	1.17%	1.17%	1.19%	1.05%	1.06%
Net investment income	0.56	%(e)	0.90%	1.06%	1.01%	1.10%	1.27%
Portfolio turnover rate	2%		15%	17%	58%	19%	24%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes additional voluntary waiver of advisory fee of 0.01%.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period

	Mirova Global Green Bond—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Period Ended December 31, 2017*
Net asset value, beginning of the period	$10.77		$10.36		$9.71		$9.96		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.07		0.09		0.08		0.04
Net realized and unrealized gain (loss)	(0.23)		0.71		0.80		(0.02)		0.11

Total from Investment Operations	(0.21)		0.78		0.89		0.06		0.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.18)		(0.10)		(0.31)		(0.19)
Net realized capital gains	—		(0.19)		(0.14)		—		—

Total Distributions	(0.08)		(0.37)		(0.24)		(0.31)		(0.19)

Net asset value, end of the period	$10.48		$10.77		$10.36		$9.71		$9.96

Total return(b)(c)	(1.98	)%(d)	7.61%		9.16%		0.64%		1.46	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,675		$5,674		$2,549		$814		$139
Net expenses(e)	0.98	%(f)(g)	0.97	%(h)	0.96	%(i)	0.96	%(j)	0.96	%(f)(k)
Gross expenses	1.50	%(f)(g)	1.43	%(h)	1.56	%(i)	1.75	%(j)	5.23	%(f)(k)
Net investment income	0.45	%(f)	0.69%		0.86%		0.85%		0.49	%(f)
Portfolio turnover rate	18%		53%		25%		46%		46%

*	From commencement of operations on February 28, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.47%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.41%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.55%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.74%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 5.22%.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Mirova Global Green Bond—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Period Ended December 31, 2017*
Net asset value, beginning of the period	$10.80		$10.39		$9.73		$9.98		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.10		0.12		0.11		0.06
Net realized and unrealized gain (loss)	(0.24)		0.71		0.80		(0.02)		0.12

Total from Investment Operations	(0.20)		0.81		0.92		0.09		0.18

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.21)		(0.12)		(0.34)		(0.20)
Net realized capital gains	—		(0.19)		(0.14)		—		—

Total Distributions	(0.09)		(0.40)		(0.26)		(0.34)		(0.20)

Net asset value, end of the period	$10.51		$10.80		$10.39		$9.73		$9.98

Total return(b)	(1.84	)%(c)	7.89%		9.52%		0.93%		1.77	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$9,704		$11,781		$27,322		$27,050		$25,805
Net expenses(d)	0.68	%(e)(f)	0.67	%(g)	0.66	%(h)	0.66	%(i)	0.67	%(e)(j)
Gross expenses	1.16	%(e)(f)	1.07	%(g)	1.08	%(h)	1.12	%(i)	1.11	%(e)(j)
Net investment income	0.74	%(e)	0.96%		1.17%		1.13%		0.75	%(e)
Portfolio turnover rate	18%		53%		25%		46%		46%

*	From commencement of operations on February 28, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.13%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.05%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.07%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.11%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.10%.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period

	Mirova Global Green Bond—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Period Ended December 31, 2017*
Net asset value, beginning of the period	$10.79		$10.37		$9.72		$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.10		0.11		0.12		0.06
Net realized and unrealized gain (loss)	(0.24)		0.72		0.80		(0.03)		0.11

Total from Investment Operations	(0.20)		0.82		0.91		0.09		0.17

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.21)		(0.12)		(0.34)		(0.20)
Net realized capital gains	—		(0.19)		(0.14)		—		—

Total Distributions	(0.09)		(0.40)		(0.26)		(0.34)		(0.20)

Net asset value, end of the period	$10.50		$10.79		$10.37		$9.72		$9.97

Total return(b)	(1.78	)%(c)	7.85%		9.38%		0.89%		1.66	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$26,193		$22,081		$7,060		$1,205		$43
Net expenses(d)	0.73	%(e)(f)	0.72	%(g)	0.71	%(h)	0.71	%(i)	0.71	%(e)(j)
Gross expenses	1.25	%(e)(f)	1.18	%(g)	1.28	%(h)	1.39	%(i)	3.62	%(e)(j)
Net investment income	0.70	%(e)	0.94%		1.10%		1.19%		0.71	%(e)
Portfolio turnover rate	18%		53%		25%		46%		46%

*	From commencement of operations on February 28, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 1.22%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 1.16%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 1.27%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 1.39%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 3.62%.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Mirova Global Sustainable Equity Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017	Period Ended December 31, 2016*
Net asset value, beginning of the period	$19.57		$14.92		$11.45		$12.77		$9.90	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		(0.02)		0.03		0.00	(b)	(0.04)	0.02
Net realized and unrealized gain (loss)	1.78		4.77		3.69		(0.84)		3.06	(0.11)

Total from Investment Operations	1.80		4.75		3.72		(0.84)		3.02	(0.09)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.00	)(b)	(0.03)		(0.00	)(b)	(0.03)	(0.00	)(b)
Net realized capital gains	(0.26)		(0.10)		(0.22)		(0.48)		(0.12)	(0.01)

Total Distributions	(0.26)		(0.10)		(0.25)		(0.48)		(0.15)	(0.01)

Net asset value, end of the period	$21.11		$19.57		$14.92		$11.45		$12.77	$9.90

Total return(c)(d)	9.30	%(e)	32.07%		32.63%		(6.54)%		30.44%	(0.85	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$42,040		$33,625		$12,884		$6,360		$3,260	$71
Net expenses(f)	1.21	%(g)(h)	1.20%		1.21	%(i)	1.30	%(j)(k)	1.29%	1.30	%(g)
Gross expenses	1.24	%(g)(h)	1.24%		1.39	%(i)	1.39	%(j)	1.43%	1.72	%(g)
Net investment income (loss)	0.21	%(g)	(0.14)%		0.21%		0.03%		(0.36)%	0.23	%(g)
Portfolio turnover rate	9%		11%		23%		19%		20%	20%

*	From commencement of operations on March 31, 2016 through December 31, 2016.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.23%
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.38%.
(j)	Includes interest expense of less than 0.01%.
(k)	Effective December 28, 2018, the expense limit decreased from 1.30% to 1.20%.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period

	Mirova Global Sustainable Equity Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017	Period Ended December 31, 2016*
Net asset value, beginning of the period	$18.95		$14.56		$11.24		$12.63		$9.85	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)		(0.13)		(0.07)		(0.09)		(0.12)	(0.06)
Net realized and unrealized gain (loss)	1.71		4.62		3.61		(0.82)		3.02	(0.08)

Total from Investment Operations	1.66		4.49		3.54		(0.91)		2.90	(0.14)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.00	)(b)	—		—		—	—
Net realized capital gains	(0.26)		(0.10)		(0.22)		(0.48)		(0.12)	(0.01)

Total Distributions	(0.26)		(0.10)		(0.22)		(0.48)		(0.12)	(0.01)

Net asset value, end of the period	$20.35		$18.95		$14.56		$11.24		$12.63	$9.85

Total return(c)(d)	8.86	%(e)	31.07%		31.66%		(7.20)%		29.40%	(1.39	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$15,491		$11,196		$5,406		$2,706		$1,164	$52
Net expenses(f)	1.96	%(g)(h)	1.95%		1.96	%(i)	2.05	%(j)(k)	2.04%	2.05	%(g)
Gross expenses	1.99	%(g)(h)	1.99%		2.14	%(i)	2.14	%(j)	2.18%	2.20	%(g)
Net investment loss	(0.53	)%(g)	(0.84)%		(0.52)%		(0.72)%		(1.02)%	(0.77	)%(g)
Portfolio turnover rate	9%		11%		23%		19%		20%	20%

*	From commencement of operations on March 31, 2016 through December 31, 2016.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 1.98%
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 2.13%.
(j)	Includes interest expense of less than 0.01%.
(k)	Effective December 28, 2018, the expense limit decreased from 2.05% to 1.95%.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Mirova Global Sustainable Equity Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018		Period Ended December 31, 2017*
Net asset value, beginning of the period	$19.71		$14.99	$11.49		$12.81		$11.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06		0.01	0.06		(0.01)		0.02
Net realized and unrealized gain (loss)	1.78		4.82	3.72		(0.79)		1.66

Total from Investment Operations	1.84		4.83	3.78		(0.80)		1.68

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.01)	(0.06)		(0.04)		(0.04)
Net realized capital gains	(0.26)		(0.10)	(0.22)		(0.48)		(0.12)

Total Distributions	(0.26)		(0.11)	(0.28)		(0.52)		(0.16)

Net asset value, end of the period	$21.29		$19.71	$14.99		$11.49		$12.81

Total return(c)	9.44	%(d)	32.44%	33.05%		(6.26)%		14.81	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$151,511		$72,768	$11,000		$2,842		$1
Net expenses(e)	0.90	%(f)(g)	0.90%	0.90	%(g)	1.01	%(h)(i)	1.00	%(f)
Gross expenses	0.90	%(f)(g)	0.93%	1.08	%(g)	1.08	%(h)	14.30	%(f)
Net investment income (loss)	0.56	%(f)	0.08%	0.46%		(0.08)%		0.29	%(f)
Portfolio turnover rate	9%		11%	23%		19%		20	%(j)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense of less than 0.01%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.99% and the ratio of gross expenses would have been 1.07%.
(i)	Effective December 28, 2018, the expense limit decreased from 1.00% to 0.90%.
(j)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period

	Mirova Global Sustainable Equity Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017	Period Ended December 31, 2016*
Net asset value, beginning of the period	$19.71		$14.99		$11.49		$12.81		$9.91	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.01		0.07		0.04		0.03	0.03
Net realized and unrealized gain (loss)	1.79		4.81		3.70		(0.85)		3.02	(0.10)

Total from Investment Operations	1.83		4.82		3.77		(0.81)		3.05	(0.07)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.00	)(b)	(0.05)		(0.03)		(0.03)	(0.01)
Net realized capital gains	(0.26)		(0.10)		(0.22)		(0.48)		(0.12)	(0.01)

Total Distributions	(0.26)		(0.10)		(0.27)		(0.51)		(0.15)	(0.02)

Net asset value, end of the period	$21.28		$19.71		$14.99		$11.49		$12.81	$9.91

Total return(c)	9.39	%(d)	32.42%		32.99%		(6.32)%		30.75%	(0.70	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$927,916		$760,181		$118,032		$69,705		$63,359	$49,593
Net expenses(e)	0.96	%(f)(g)	0.95%		0.96	%(h)	1.05	%(i)(j)	1.04%	1.05	%(f)
Gross expenses	0.99	%(f)(g)	0.99%		1.14	%(h)	1.15	%(i)	1.16%	1.21	%(f)
Net investment income	0.44	%(f)	0.06%		0.50%		0.29%		0.26%	0.35	%(f)
Portfolio turnover rate	9%		11%		23%		19%		20%	20%

*	From commencement of operations on March 31, 2016 through December 31, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 0.98%
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.13%.
(i)	Includes interest expense of less than 0.01%.
(j)	Effective December 28, 2018, the expense limit decreased from 1.05% to 0.95%.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Mirova International Sustainable Equity Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*
Net asset value, beginning of the period	$13.95		$12.51		$10.03		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.09		(0.01)		0.12		(0.00	)(b)
Net realized and unrealized gain (loss)	0.55		2.87		2.48		0.03

Total from Investment Operations	0.64		2.86		2.60		0.03

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.12)		(0.12)		—
Net realized capital gains	(0.15)		(1.30)		—		—

Total Distributions	(0.15)		(1.42)		(0.12)		—

Net asset value, end of the period	$14.44		$13.95		$12.51		$10.03

Total return(c)(d)	4.63	%(e)	23.18%		25.97%		0.30	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$230		$76		$4		$1
Net expenses(f)	1.21	%(g)(h)	1.26	%(i)	1.21	%(j)	1.20	%(g)
Gross expenses	3.67	%(g)(h)	5.69	%(i)	107.91	%(j)	22.87	%(g)
Net investment income (loss)	1.22	%(g)	(0.04)%		1.09%		(1.20	)%(g)
Portfolio turnover rate	1%		11%		8%		0%

*	From commencement of operations on December 28, 2018 through December 31, 2018.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 3.66%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 5.64%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 107.90%.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period

	Mirova International Sustainable Equity Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*
Net asset value, beginning of the period	$13.99		$12.51		$10.03		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.09		0.07		0.15		(0.00	)(b)
Net realized and unrealized gain (loss)	0.57		2.84		2.49		0.03

Total from Investment Operations	0.66		2.91		2.64		0.03

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.13)		(0.16)		—
Net realized capital gains	(0.15)		(1.30)		—		—

Total Distributions	(0.15)		(1.43)		(0.16)		—

Net asset value, end of the period	$14.50		$13.99		$12.51		$10.03

Total return(c)	4.76	%(d)	23.60%		26.31%		0.30	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$29,497		$16,478		$17,193		$10,035
Net expenses(e)	0.91	%(f)(g)	0.93	%(h)	0.92	%(i)	0.90	%(f)
Gross expenses	1.48	%(f)(g)	1.83	%(h)	1.99	%(i)	22.55	%(f)
Net investment income (loss)	1.32	%(f)	0.58%		1.36%		(0.90	)%(f)
Portfolio turnover rate	1%		11%		8%		0%

*	From commencement of operations on December 28, 2018 through December 31, 2018.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.46%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.80%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.97%.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Mirova International Sustainable Equity Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*
Net asset value, beginning of the period	$13.98		$12.50		$10.03		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.09		0.03		0.15		(0.00	)(b)
Net realized and unrealized gain (loss)	0.57		2.88		2.48		0.03

Total from Investment Operations	0.66		2.91		2.63		0.03

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.13)		(0.16)		—
Net realized capital gains	(0.15)		(1.30)		—		—

Total Distributions	(0.15)		(1.43)		(0.16)		—

Net asset value, end of the period	$14.49		$13.98		$12.50		$10.03

Total return(c)	4.76	%(d)	23.60%		26.21%		0.30	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$85		$75		$9		$1
Net expenses(e)	0.97	%(f)(g)	1.00	%(h)	0.96	%(i)	0.95	%(f)
Gross expenses	3.42	%(f)(g)	6.51	%(h)	94.13	%(i)	22.51	%(f)
Net investment income (loss)	1.24	%(f)	0.21%		1.36%		(0.95	)%(f)
Portfolio turnover rate	1%		11%		8%		0%

*	From commencement of operations on December 28, 2018 through December 31, 2018.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 3.40%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 6.46%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 94.12%.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period

	Mirova U.S. Sustainable Equity Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020*
Net asset value, beginning of the period	$10.21	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)	(0.00	)(b)
Net realized and unrealized gain (loss)	1.46	0.21

Total from Investment Operations	1.45	0.21

Net asset value, end of the period	$11.66	$10.21

Total return(c)(d)(e)	14.20%	2.10%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3	$1
Net expenses(f)(g)	1.05%	1.05%
Gross expenses(g)	48.15%	23.61%
Net investment loss(g)	(0.15)%	(0.73)%
Portfolio turnover rate	1%	0%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Mirova U.S. Sustainable Equity Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020*
Net asset value, beginning of the period	$10.21	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	1.45	0.22

Total from Investment Operations	1.40	0.21

Net asset value, end of the period	$11.61	$10.21

Total return(b)(c)(d)	13.71%	2.10%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1	$1
Net expenses(e)(f)	1.80%	1.80%
Gross expenses(f)	48.88%	24.34%
Net investment loss(f)	(0.92)%	(1.45)%
Portfolio turnover rate	1%	0%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period

	Mirova U.S. Sustainable Equity Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020*
Net asset value, beginning of the period	$10.21	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(0.00	)(b)
Net realized and unrealized gain (loss)	1.46	0.21

Total from Investment Operations	1.47	0.21

Net asset value, end of the period	$11.68	$10.21

Total return(c)(d)	14.40%	2.10%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,839	$5,106
Net expenses(e)(f)	0.75%	0.75%
Gross expenses(f)	3.43%	17.07%
Net investment income (loss)(f)	0.12%	(0.39)%
Portfolio turnover rate	1%	0%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

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Financial Highlights (continued)

For a share outstanding throughout each period

	Mirova U.S. Sustainable Equity Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020*
Net asset value, beginning of the period	$10.21	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	(0.00	)(b)
Net realized and unrealized gain (loss)	1.43	0.21

Total from Investment Operations	1.46	0.21

Net asset value, end of the period	$11.67	$10.21

Total return(c)(d)	14.30%	2.10%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1	$1
Net expenses(e)(f)	0.80%	0.80%
Gross expenses(f)	47.86%	23.24%
Net investment income (loss)(f)	0.59%	(0.36)%
Portfolio turnover rate	1%	0%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  62

Notes to Financial Statements

June 30, 2021 (Unaudited)

1.  Organization.  Gateway Trust and Natixis Funds Trust I (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Gateway Trust:

Gateway Fund

Gateway Equity Call Premium Fund

Natixis Funds Trust I:

Mirova Global Green Bond Fund (the “Global Green Bond Fund”)

Mirova Global Sustainable Equity Fund (the “Global Sustainable Equity Fund”)

Mirova International Sustainable Equity Fund (the “International Sustainable Equity Fund”)

Mirova U.S. Sustainable Equity Fund (the “U.S. Sustainable Equity Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares, except for Global Green Bond Fund and International Sustainable Equity Fund, which do not offer Class C shares.

Class A shares are sold with a maximum front-end sales charge of 5.75% for all Funds except for Global Green Bond Fund which are sold with a maximum front-end sales charge of 4.25%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available,

63  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Domestic exchange-traded index option contracts are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2021, securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets
Global Sustainable Equity Fund	$421,794,594	37.1%
International Sustainable Equity Fund	27,125,678	91.0%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized

|  64

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Futures Contracts.  Certain Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Gross unrealized appreciation (depreciation) on futures contracts is recorded in the Statements of Assets and Liabilities as an asset (liability). The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

e.  Option Contracts.  Gateway Fund and Gateway Equity Call Premium Fund’s investment strategies make use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to a Fund are reduced.

When a Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or a Fund enters into a closing purchase transaction. When an index call option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. A Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When a Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or a Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

f.  Due from Brokers.  Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Green Bond Fund represents cash pledged as collateral for futures contracts (including variation margin, as applicable). In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

g.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually.

65  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2021 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

In certain countries across the European Union, certain Funds filed tax reclaims for previously withheld taxes on dividends earned in certain countries (EU reclaims) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Income recognized, if any, for EU reclaims is reflected as other income in the Statements of Operations and any related receivable, if any, is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. To date, no amounts have been received by any Funds and no amounts are included in any Funds financial statements for such EU reclaims, based on the uncertainty with the ultimate resolution of these proceedings, the potential collectability and timing for payment, if any.

h.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, deferred Trustees’ fees, prior period adjustments, distribution re-designations and foreign currency gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, deferred Trustees’ fees, premium amortization and futures and options contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2020 was as follows:

	2020 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Gateway Fund	$76,713,219	$—	$76,713,219
Gateway Equity Call Premium Fund	497,268	—	497,268
Global Green Bond Fund	703,410	670,133	1,373,543
Global Sustainable Equity Fund	262,732	2,415,562	2,678,294
International Sustainable Equity Fund	508,537	1,050,112	1,558,649

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

|  66

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

As of December 31, 2020, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Gateway Fund	Gateway Equity Call Premium Fund	Global Green Bond Fund	Global Sustainable Equity Fund	International Sustainable Equity Fund	U.S. Sustainable Equity Fund
Capital loss carryforward:
Short-term:
No expiration date	$(810,609,623)	$(5,864,060)	$—	$—	$—	$—
Long-term:
No expiration date	(445,293,905)	(4,405,194)	—	—	—	—

Total capital loss carryforward	(1,255,903,528)	(10,269,254)	—	—	—	—

Late-year ordinary and post-October capital loss deferrals*	$—	$—	$(1,041,883)	$—	$—	$—

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Green Bond Fund is deferring capital and foreign currency losses.

As of June 30, 2021, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Gateway Fund	Gateway Equity Call Premium Fund	Global Green Bond Fund	Global Sustainable Equity Fund	International Sustainable Equity Fund	U.S. Sustainable Equity Fund
Federal tax cost	$3,062,700,229	$41,212,425	$36,964,043	$930,747,375	$24,375,324	$4,807,644

Gross tax appreciation	$4,727,342,212	$40,967,044	$2,965,863	$206,282,199	$5,628,539	$887,558
Gross tax depreciation	(70,747,932)	(489,172)	(786,082)	(5,226,395)	(308,229)	(55,156)

Net tax appreciation	$4,656,594,280	$40,477,872	$2,179,781	$201,055,804	$5,320,310	$832,402

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

i.  Repurchase Agreements.  Each Fund, with the exception of U.S. Sustainable Equity Fund, may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2021, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

j.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021, at value:

Gateway Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,542,581,590	$—	$—	$7,542,581,590
Purchased Options(a)	44,580,160	—	—	44,580,160
Short-Term Investments	—	139,028,134	—	139,028,134

Total	$7,587,161,750	$139,028,134	$—	$7,726,189,884

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(139,725,175)	$—	$—	$(139,725,175)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Gateway Equity Call Premium Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$79,514,437	$—	$—	$79,514,437
Short-Term Investments	—	2,246,361	—	2,246,361

Total	$79,514,437	$2,246,361	$—	$81,760,798

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(1,467,190)	$—	$—	$(1,467,190)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Global Green Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$36,420,009	$—	$36,420,009
Short-Term Investments	—	1,845,242	—	1,845,242
Futures Contracts (unrealized appreciation)	962,612	—	—	962,612

Total	$962,612	$38,265,251	$—	$39,227,863

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(84,039)	$—	$—	$(84,039)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Global Sustainable Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$19,748,420	$—	$19,748,420
Denmark	—	102,959,521	—	102,959,521
France	—	37,681,120	—	37,681,120
Germany	—	60,768,461	—	60,768,461
Hong Kong	—	24,702,415	—	24,702,415
Japan	—	60,194,231	—	60,194,231
Netherlands	—	46,166,774	—	46,166,774
Switzerland	—	15,178,910	—	15,178,910
United Kingdom	—	54,394,742	—	54,394,742
All Other Common Stocks(a)	686,979,378	—	—	686,979,378

Total Common Stocks	686,979,378	421,794,594	—	1,108,773,972

Short-Term Investments	—	23,029,207	—	23,029,207

Total	$686,979,378	$444,823,801	$—	$1,131,803,179

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

International Sustainable Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$609,168	$—	$609,168
Belgium	—	1,486,056	—	1,486,056
Denmark	—	4,062,716	—	4,062,716
France	—	4,915,970	—	4,915,970
Germany	—	1,895,381	—	1,895,381
Hong Kong	—	1,247,939	—	1,247,939
Ireland	—	1,252,091	—	1,252,091
Japan	—	3,277,074	—	3,277,074
Netherlands	—	2,656,786	—	2,656,786
Norway	—	144,584	—	144,584
Switzerland	—	790,232	—	790,232
Taiwan	1,303,736	—	—	1,303,736
United Kingdom	—	4,787,681	—	4,787,681

Total Common Stocks	1,303,736	27,125,678	—	28,429,414

Short-Term Investments	—	1,266,220	—	1,266,220

Total	$1,303,736	$28,391,898	$—	$29,695,634

U.S. Sustainable Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,640,046	$—	$—	$5,640,046

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments the Funds used during the period include written index call options, purchased index put options and futures contracts.

Through the use of index options, Gateway Fund and Gateway Equity Call Premium Fund intends that its risk management strategy will reduce the volatility inherent in equity investments while also allowing for more participation in equity returns than hybrid investments.

69  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Each Fund seeks to provide an efficient trade-off between risk and reward, where risk is characterized by volatility or fluctuations in value over time. To meet this objective, the Funds invest in a broadly diversified portfolio of common stocks, while also writing index call options and, for Gateway Fund, purchasing index put options. Writing index call options can reduce a Fund’s volatility, provide a steady cash flow and be an important source of a Fund’s return, although it also may reduce a Fund’s ability to profit from increases in the value of its equity portfolio. Buying index put options, can protect a Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. For Gateway Fund, the combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. For Gateway Equity Call Premium Fund, the combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the six months ended June 30, 2021, Gateway Fund used written index call options and purchased index put options and Gateway Equity Call Premium Fund used written index call options in accordance with these strategies.

Global Green Bond Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds. The Fund pursues its objective by primarily investing in fixed-income securities. In connection with its principal investment strategies, the Fund may also invest in futures, forwards and foreign currency transactions for hedging and investment purposes.

Global Green Bond Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2021, Global Green Bond Fund used U.S. Treasury bond futures to manage duration and to gain yield curve exposure.

Global Green Bond Fund is also subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may use futures contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2021, Global Green Bond Fund used currency futures for hedging purposes.

The following is a summary of derivative instruments for Gateway Fund as of June 30, 2021, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$44,580,160

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(139,725,175)

[1]	Represents purchased options, at value.

Transactions in derivative instruments for Gateway Fund during the six months ended June 30, 2021, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Options written
Equity contracts	$(258,683,857)	$(255,023,561)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Options written
Equity contracts	$3,938,563	$48,242,992

[2]	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

The following is a summary of derivative instruments for Gateway Equity Call Premium Fund as of June 30, 2021, as reflected within the Statements of Assets and Liabilities:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(1,467,190)

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Transactions in derivative instruments for Gateway Equity Call Premium Fund during the six months ended June 30, 2021, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Options written
Equity contracts	$(2,416,645)

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$396,448

The following is a summary of derivative instruments for Global Green Bond Fund as of June 30, 2021, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Foreign exchange contracts	$962,612

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(84,039)

Transactions in derivative instruments for Global Green Bond Fund during the six months ended June 30, 2021, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(207,848)
Foreign exchange contracts	(632,911)

Total	$(840,759)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(100,597)
Foreign exchange contracts	1,588,331

Total	$1,487,734

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of option contract activity as a percentage of investments in common stocks, for Gateway Fund based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2021:

Gateway Fund	Call Options Written*	Put Options Purchased*
Average Notional Amount Outstanding	98.99%	96.11%
Highest Notional Amount Outstanding	99.19%	99.19%
Lowest Notional Amount Outstanding	98.87%	96.40%
Notional Amount Outstanding as of June 30, 2021	98.97%	98.97%

71  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

The volume of option contract activity as a percentage of investments in common stocks, for Gateway Equity Call Premium Fund, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2021:

Gateway Equity Call Premium Fund	Call Options Written*
Average Notional Amount Outstanding	98.80%
Highest Notional Amount Outstanding	99.17%
Lowest Notional Amount Outstanding	98.40%
Notional Amount Outstanding as of June 30, 2021	98.91%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500® Index.

The volume of futures contract activity as a percentage of net assets for Global Green Bond Fund, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2021:

Global Green Bond Fund	Futures
Average Notional Amount Outstanding	84.86%
Highest Notional Amount Outstanding	90.75%
Lowest Notional Amount Outstanding	81.43%
Notional Amount Outstanding as of June 30, 2021	86.33%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in net assets.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2021:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Green Bond Fund	$1,133,139	$1,133,139

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2021, purchases and sales of securities (excluding short-term investments, option contracts and including paydowns) were as follows:

Fund	Purchases	Sales
Gateway Fund	$424,996,704	$909,059,595
Gateway Equity Call Premium Fund	11,055,099	1,159,950
Global Green Bond Fund	10,216,871	6,653,508
Global Sustainable Equity Fund	281,519,006	82,956,012
International Sustainable Equity Fund	11,957,234	255,191
U.S. Sustainable Equity Fund	59,802	99,333

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to Gateway Fund and Gateway Equity Call Premium Fund. Gateway Advisers is a subsidiary of Natixis Investment Managers, LLC, which is part of Natixis

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $5 billion	Next $5 billion	Over $10 billion
Gateway Fund	0.65%	0.60%	0.58%
Gateway Equity Call Premium Fund	0.65%	0.65%	0.65%

Effective July 1, 2021, Gateway Fund and Gateway Equity Call Premium Fund pay a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $5 billion	Next $5 billion	Over $10 billion
Gateway Fund	0.60%	0.55%	0.53%
Gateway Equity Call Premium Fund	0.58%	0.58%	0.58%

Mirova US LLC (“Mirova US”) serves as investment adviser to Global Green Bond Fund, Global Sustainable Equity Fund, International Sustainable Equity Fund and U.S. Sustainable Equity Fund. Mirova US is a wholly-owned subsidiary of Mirova, which is in turn a subsidiary of Natixis Investment Managers. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Global Green Bond Fund	0.55%
Global Sustainable Equity Fund	0.80%
International Sustainable Equity Fund	0.80%
U.S. Sustainable Equity Fund	0.65%

Effective July 1, 2021, Global Green Bond Fund pays a management fee at the annual rate of 0.50% of the Fund’s average daily net assets, calculated daily and payable monthly.

Gateway Advisers and Mirova US have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2022, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2021, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	0.94%	1.70%	0.65%	0.70%
Gateway Equity Call Premium Fund	1.20%	1.95%	0.90%	0.95%
Global Green Bond Fund	0.95%	—	0.65%	0.70%
Global Sustainable Equity Fund	1.20%	1.95%	0.90%	0.95%
International Sustainable Equity Fund	1.20%	—	0.90%	0.95%
U.S. Sustainable Equity Fund	1.05%	1.80%	0.75%	0.80%

73  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Effective July 1, 2021, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Gateway Equity Call Premium Fund and Global Green Bond Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Gateway Equity Call Premium Fund	0.93%	1.68%	0.63%	0.68%
Global Green Bond Fund	0.90%	—	0.60%	0.65%

These new undertakings are in effect until April 30, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Gateway Advisers and Mirova US shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2021, the management fees and waiver of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
					Gross	Net
Gateway Fund	$22,871,503	$2,182,242	$—	$20,689,261	0.63%	0.57%
Gateway Equity Call Premium Fund	226,818	35,562	2,801	188,455	0.65%	0.54%
Global Green Bond Fund	113,187	103,275	—	9,912	0.55%	0.05%
Global Sustainable Equity Fund	3,819,015	—	—	3,819,015	0.80%	0.80%
International Sustainable Equity Fund	108,215	77,046	—	31,169	0.80%	0.23%
U.S. Sustainable Equity Fund	17,417	17,417	—	—	0.65%	—%

For the six months ended June 30, 2021, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class N	Class Y	Total
Gateway Fund	$100,977	$—	$—	$—	$100,977
Global Sustainable Equity Fund	6,174	2,221	—	128,763	137,158

[1]	Waiver/expense reimbursements are subject to possible recovery until December 31, 2022.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.

In addition, Mirova US reimbursed non-class-specific expenses of U.S. Sustainable Equity Fund in the amount of $48,150 for the six months ended June 30, 2021, which are subject to possible recovery until December 31, 2022.

No expenses were recovered for any of the Funds during the six months ended June 30, 2021 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2021, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Gateway Fund	$1,222,197	$163,759	$491,276
Gateway Equity Call Premium Fund	2,028	890	2,671
Global Green Bond Fund	7,403	—	—
Global Sustainable Equity Fund	47,092	16,437	49,310
International Sustainable Equity Fund	160	—	—
U.S. Sustainable Equity Fund	3	1	4

For the six months ended June 30, 2021, Natixis Distribution refunded Gateway Fund $29,640 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.

c.  Administrative Fees.  Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2021, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Gateway Fund	$1,541,631
Gateway Equity Call Premium Fund	14,919
Global Green Bond Fund	8,799
Global Sustainable Equity Fund	204,099
International Sustainable Equity Fund	5,783
U.S. Sustainable Equity Fund	1,146

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2021, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Gateway Fund	$1,858,265
Gateway Equity Call Premium Fund	8,621
Global Green Bond Fund	13,276
Global Sustainable Equity Fund	352,049
International Sustainable Equity Fund	232

75  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

As of June 30, 2021, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Gateway Fund	$48,659
Gateway Equity Call Premium Fund	244
Global Green Bond Fund	374
Global Sustainable Equity Fund	12,201
International Sustainable Equity Fund	9

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2021 was as follows:

Fund	Commissions
Gateway Fund	$27,788
Gateway Equity Call Premium Fund	412
Global Green Bond Fund	739
Global Sustainable Equity Fund	9,891
International Sustainable Equity Fund	72

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

g.  Affiliated Ownership.  As of June 30, 2021, the percentage of each Fund’s net assets owned by Natixis Investment Managers, LLC and affiliates is as follows:

Global Green Bond Fund	Percentage of Net Assets
Natixis Sustainable Future 2015 Fund®	1.12%
Natixis Sustainable Future 2020 Fund®	0.78%
Natixis Sustainable Future 2025 Fund®	1.76%
Natixis Sustainable Future 2030 Fund®	1.79%
Natixis Sustainable Future 2035 Fund®	1.15%
Natixis Sustainable Future 2040 Fund®	0.71%
Natixis Sustainable Future 2045 Fund®	0.35%
Natixis Sustainable Future 2050 Fund®	0.26%
Natixis Sustainable Future 2055 Fund®	0.18%
Natixis Sustainable Future 2060 Fund®	0.17%
Natixis Investment Managers, LLC and affiliates	5.19%

13.46%

International Sustainable Equity Fund	Percentage of Net Assets
Natixis Sustainable Future 2015 Fund®	0.59%
Natixis Sustainable Future 2020 Fund®	0.51%
Natixis Sustainable Future 2025 Fund®	1.72%
Natixis Sustainable Future 2030 Fund®	2.64%
Natixis Sustainable Future 2035 Fund®	2.73%
Natixis Sustainable Future 2040 Fund®	2.50%
Natixis Sustainable Future 2045 Fund®	2.95%
Natixis Sustainable Future 2050 Fund®	2.78%
Natixis Sustainable Future 2055 Fund®	1.94%
Natixis Sustainable Future 2060 Fund®	1.86%
Natixis Investment Managers, LLC and affiliates	78.62%

98.84%

U.S. Sustainable Equity Fund	Percentage of Net Assets
Natixis Investment Managers, LLC and affiliates	99.99%

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to Gateway Equity Call Premium Fund, Global Green Bond Fund, Global Sustainable Equity Fund, International Sustainable Equity Fund and U.S. Sustainable Equity Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2022, and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2021, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Gateway Equity Call Premium Fund	$877
Global Green Bond Fund	1,043
Global Sustainable Equity Fund	1,053
International Sustainable Equity Fund	964
U.S. Sustainable Equity Fund	596

7.  Custodian Fees and Expenses.  State Street Bank, custodian to the Funds, has agreed to waive custodian fees and certain other expenses for the first 12 months of operations for the U.S. Sustainable Equity Fund. For the six months ended June 30, 2021, total fees waived for the Fund were $7,407.

77  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

8.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended June 30, 2021, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	$310,463	$40,678	$1,750	$1,763,513
Gateway Equity Call Premium Fund	349	149	877	13,825
Global Green Bond Fund	3,256	—	1,043	13,057
Global Sustainable Equity Fund	16,392	5,761	1,053	341,139
International Sustainable Equity Fund	1,254	—	964	771
U.S. Sustainable Equity Fund	451	237	596	1,117
9.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 8, 2021, each Fund (except U.S. Sustainable Equity Fund), together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit.

For the six months ended June 30, 2021, none of the Funds had borrowings under this agreement.

10.  Risk.  The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

11.  Interest Expense.  The Funds incur interest expense on cash (including foreign currency) overdrafts at the custodian bank and, for Global Green Bond Fund, foreign currency debit balances at brokers. Interest expense incurred for the six months ended June 30, 2021 is reflected on the Statements of Operations.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

12.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2021, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6g)	Total Percentage of Ownership
Gateway Equity Call Premium Fund	1	77.51%	—	77.51%
Global Green Bond Fund	4	37.40%	13.46%	50.86%
Global Sustainable Equity Fund	2	30.15%	—	30.15%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

13.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Gateway Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,438,008	$92,740,849	4,933,210	$166,881,524
Issued in connection with the reinvestment of distributions	56,984	2,188,226	226,078	7,452,654
Redeemed	(2,769,439)	(104,984,740)	(10,728,981)	(357,437,934)

Net change	(274,447)	$(10,055,665)	(5,569,693)	$(183,103,756)

Class C
Issued from the sale of shares	224,711	$8,539,152	309,182	$10,611,120
Issued in connection with the reinvestment of distributions	—	—	6,581	207,158
Redeemed	(1,035,087)	(39,184,485)	(2,670,540)	(90,111,982)

Net change	(810,376)	$(30,645,333)	(2,354,777)	$(79,293,704)

Class N
Issued from the sale of shares	1,526,160	$57,839,597	3,665,849	$124,426,497
Issued in connection with the reinvestment of distributions	22,398	860,151	59,627	1,984,767
Redeemed	(1,093,050)	(41,626,047)	(4,322,136)	(146,692,114)

Net change	455,508	$17,073,701	(596,660)	$(20,280,850)

Class Y
Issued from the sale of shares	19,523,659	$741,290,064	41,200,429	$1,389,182,842
Issued in connection with the reinvestment of distributions	456,885	17,538,367	1,586,091	52,425,527
Redeemed	(19,935,263)	(751,933,467)	(75,560,637)	(2,514,181,386)

Net change	45,281	$6,894,964	(32,774,117)	$(1,072,573,017)

Decrease from capital share transactions	(584,034)	$(16,732,333)	(41,295,247)	$(1,355,251,327)

79  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

13.  Capital Shares (continued).

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Gateway Equity Call Premium Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	64,207	$943,792	89,776	$1,165,671
Issued in connection with the reinvestment of distributions	142	2,128	973	11,345
Redeemed	(45,604)	(663,370)	(167,721)	(2,061,010)

Net change	18,745	$282,550	(76,972)	$(883,994)

Class C
Issued from the sale of shares	5,571	$83,540	9,094	$114,580
Issued in connection with the reinvestment of distributions	5	75	49	567
Redeemed	(8,466)	(121,074)	(11,920)	(161,150)

Net change	(2,890)	$(37,459)	(2,777)	$(46,003)

Class N
Issued from the sale of shares	1,421	$20,681	16,338	$204,818
Issued in connection with the reinvestment of distributions	123	1,842	475	5,747
Redeemed	(9,614)	(139,270)	(5,480)	(64,140)

Net change	(8,070)	$(116,747)	11,333	$146,425

Class Y
Issued from the sale of shares	1,020,717	$15,000,702	870,053	$10,700,287
Issued in connection with the reinvestment of distributions	2,979	44,662	12,901	152,845
Redeemed	(140,062)	(2,069,042)	(1,471,881)	(17,118,532)

Net change	883,634	$12,976,322	(588,927)	$(6,265,400)

Increase (decrease) from capital share transactions	891,419	$13,104,666	(657,343)	$(7,048,972)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Global Green Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	225,217	$2,377,734	357,151	$3,820,987
Issued in connection with the reinvestment of distributions	3,849	40,361	14,237	152,385
Redeemed	(118,883)	(1,265,956)	(90,528)	(963,417)

Net change	110,183	$1,152,139	280,860	$3,009,955

Class N
Issued from the sale of shares	210,057	$2,232,958	445,619	$4,757,851
Issued in connection with the reinvestment of distributions	9,330	98,127	47,406	504,197
Redeemed	(387,042)	(4,080,070)	(2,032,767)	(21,682,527)

Net change	(167,655)	$(1,748,985)	(1,539,742)	$(16,420,479)

Class Y
Issued from the sale of shares	895,961	$9,472,964	1,588,312	$16,962,425
Issued in connection with the reinvestment of distributions	17,801	186,993	59,234	635,148
Redeemed	(465,846)	(4,912,380)	(280,739)	(2,960,011)

Net change	447,916	$4,747,577	1,366,807	$14,637,562

Increase from capital share transactions	390,444	$4,150,731	107,925	$1,227,038

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

13.  Capital Shares (continued).

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Global Sustainable Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	399,915	$8,023,618	1,075,867	$18,317,282
Issued in connection with the reinvestment of distributions	15,262	307,059	4,893	76,869
Redeemed	(141,232)	(2,845,399)	(226,251)	(3,533,077)

Net change	273,945	$5,485,278	854,509	$14,861,074

Class C
Issued from the sale of shares	195,394	$3,789,898	317,242	$4,892,971
Issued in connection with the reinvestment of distributions	2,956	57,428	1,026	15,301
Redeemed	(27,871)	(542,724)	(98,713)	(1,588,779)

Net change	170,479	$3,304,602	219,555	$3,319,493

Class N
Issued from the sale of shares	4,144,145	$84,051,090	3,265,184	$55,475,365
Issued in connection with the reinvestment of distributions	70,001	1,419,616	13,079	223,484
Redeemed	(789,118)	(16,007,814)	(320,345)	(5,566,304)

Net change	3,425,028	$69,462,892	2,957,918	$50,132,545

Class Y
Issued from the sale of shares	14,652,817	$300,513,681	33,728,583	$589,402,217
Issued in connection with the reinvestment of distributions	400,324	8,118,580	100,746	1,724,842
Redeemed	(10,019,562)	(204,245,727)	(3,134,944)	(50,170,707)

Net change	5,033,579	$104,386,534	30,694,385	$540,956,352

Increase from capital share transactions	8,903,031	$182,639,306	34,726,367	$609,269,464

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
International Sustainable Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	10,554	$150,332	4,616	$62,533
Issued in connection with the reinvestment of distributions	104	1,474	505	6,930
Redeemed	(180)	(2,487)	(25)	(337)

Net change	10,478	$149,319	5,096	$69,126

Class N
Issued from the sale of shares	855,665	$12,269,390	180,706	$2,022,459
Issued in connection with the reinvestment of distributions	20,603	292,358	113,091	1,544,820
Redeemed	(19,974)	(283,405)	(490,369)	(6,206,793)

Net change	856,294	$12,278,343	(196,572)	$(2,639,514)

Class Y
Issued from the sale of shares	421	$5,997	4,191	$54,896
Issued in connection with the reinvestment of distributions	61	858	502	6,899

Net change	482	$6,855	4,693	$61,795

Increase (decrease) from capital share transactions	867,254	$12,434,517	(186,783)	$(2,508,593)

81  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

13.  Capital Shares (continued).

	Six Months Ended June 30, 2021		Period Ended December 31, 2020(a)
U.S. Sustainable Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	123	$1,320	100	$1,000

Net change	123	$1,320	100	$1,000

Class C
Issued from the sale of shares	—	$—	100	$1,000

Net change	—	$—	100	$1,000

Class N
Issued from the sale of shares	—	$—	500,000	$5,000,000

Net change	—	$—	500,000	$5,000,000

Class Y
Issued from the sale of shares	9,074	$100,000	100	$1,000
Redeemed	(9,070)	(100,855)	—	—

Net change	4	$(855)	100	$1,000

Increase from capital share transactions	127	$465	500,300	$5,003,000

(a)	From commencement of operations on December 15, 2020 through December 31, 2020.

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(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 23, 2021

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 23, 2021